THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.6%
	Aerospace & Defense — 0.5%
113,045	Raytheon Technologies Corp.	$6,407,391
	Airlines — 0.7%
390,814	Delta Air Lines, Inc.	9,758,626
	Automobiles — 1.0%
527,616	General Motors Co.	13,132,362
	Banks — 4.5%
549,751	Bank of America Corp.	13,677,805
358,676	Citigroup, Inc.	17,937,387
683,405	Citizens Financial Group, Inc.	16,955,278
358,233	US Bancorp	13,197,303
		61,767,773
	Beverages — 1.1%
191,073	Monster Beverage Corp.[1]	14,995,409
	Biotechnology — 4.3%
126,471	AbbVie, Inc.	12,003,362
87,079	Alexion Pharmaceuticals, Inc.[1]	8,924,727
101,986	Amgen, Inc.	24,952,915
27,045	Biogen, Inc.[1]	7,428,991
79,741	Gilead Sciences, Inc.	5,544,392
		58,854,387
	Building Products — 1.5%
311,801	Carrier Global Corp.	8,493,459
154,258	Fortune Brands Home & Security, Inc.	11,800,737
		20,294,196
	Capital Markets — 4.9%
124,249	Ameriprise Financial, Inc.	19,088,374
365,013	Bank of New York Mellon Corp. (The)	13,085,716
137,566	Intercontinental Exchange, Inc.	13,313,637
139,037	Morgan Stanley	6,796,129
220,843	State Street Corp.	14,087,575
		66,371,431
	Chemicals — 1.0%
250,918	Corteva, Inc.	7,166,218
94,302	Eastman Chemical Co.	7,037,758
		14,203,976
	Communications Equipment — 3.9%
29,957	Arista Networks, Inc.[1]	7,781,930
119,989	Ciena Corp.[1]	7,140,545
247,498	Cisco Systems, Inc.	11,657,156
94,849	F5 Networks, Inc.[1]	12,889,979
566,263	Juniper Networks, Inc.	14,371,755
		53,841,365
	Consumer Finance — 0.9%
584,907	Synchrony Financial	12,943,992
	Containers & Packaging — 0.5%
187,631	International Paper Co.	6,527,682
	Diversified Consumer Services — 0.8%
798,102	H&R Block, Inc.	11,572,479
See Notes to Schedules of Portfolio Investments
1

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Diversified Telecommunication Services — 0.9%
180,524	AT&T, Inc.	$5,339,900
122,878	Verizon Communications, Inc.	7,063,027
		12,402,927
	Electric Utilities — 0.5%
111,882	Southern Co. (The)	6,109,876
	Electrical Equipment — 0.5%
76,370	Eaton Corp. PLC	7,112,338
	Electronic Equipment, Instruments & Components — 0.9%
119,846	Keysight Technologies, Inc.[1]	11,971,417
	Entertainment — 3.3%
288,594	Activision Blizzard, Inc.	23,846,522
146,663	Electronic Arts, Inc.[1]	20,770,414
		44,616,936
	Equity Real Estate Investment Trusts — 3.5%
47,472	American Tower Corp.	12,408,706
41,669	Crown Castle International Corp.	6,946,222
7,703	Equinix, Inc.	6,050,552
215,563	Prologis, Inc.	22,724,652
		48,130,132
	Food & Staples Retailing — 1.7%
682,375	Kroger Co. (The)	23,739,826
	Food Products — 1.4%
309,085	General Mills, Inc.	19,555,808
	Health Care Providers & Services — 4.7%
53,772	Anthem, Inc.	14,722,774
231,358	Cardinal Health, Inc.	12,636,774
174,729	DaVita, Inc.[1]	15,269,567
147,220	McKesson Corp.	22,106,555
		64,735,670
	Hotels, Restaurants & Leisure — 0.5%
90,516	Darden Restaurants, Inc.	6,870,164
	Household Durables — 2.5%
270,488	DR Horton, Inc.	17,895,486
219,173	Lennar Corp. - Class A	15,857,167
		33,752,653
	Household Products — 2.2%
174,358	Church & Dwight Co., Inc.	16,795,906
175,838	Colgate-Palmolive Co.	13,574,694
		30,370,600
	Independent Power & Renewable Electricity Producer — 1.9%
1,664,981	AES Corp. (The)	25,357,661
	Industrial Conglomerates — 1.6%
142,711	Honeywell International, Inc.	21,316,742
	Insurance — 2.4%
249,961	Aflac, Inc.	8,891,113
124,237	Allstate Corp. (The)	11,726,730
207,556	Fidelity National Financial, Inc.	6,716,512
See Notes to Schedules of Portfolio Investments
2

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Insurance — (Continued)
159,597	MetLife, Inc.	$6,040,747
		33,375,102
	Interactive Media & Services — 3.5%
14,874	Alphabet, Inc. - Class A1	22,131,769
102,372	Facebook, Inc. - Class A1	25,968,705
		48,100,474
	Internet & Direct Marketing Retail — 1.8%
437,028	eBay, Inc.	24,158,908
	IT Services — 7.5%
118,573	Accenture PLC - Class A	26,652,839
316,341	Amdocs, Ltd.	19,644,776
161,583	Cognizant Technology Solutions Corp. - Class A	11,039,351
69,185	Fiserv, Inc.[1]	6,903,971
138,100	PayPal Holdings, Inc.[1]	27,077,267
61,995	Visa, Inc. - Class A	11,803,848
		103,122,052
	Machinery — 0.6%
47,398	Parker-Hannifin Corp.	8,480,450
	Media — 2.2%
533,699	Comcast Corp. - Class A	22,842,317
121,271	Omnicom Group, Inc.	6,515,891
		29,358,208
	Metals & Mining — 2.3%
355,297	Newmont Corp.	24,586,553
73,509	Reliance Steel & Aluminum Co.	7,222,994
		31,809,547
	Multi-line Retail — 2.8%
58,027	Dollar General Corp.	11,048,341
214,432	Target Corp.	26,992,700
		38,041,041
	Oil, Gas & Consumable Fuels — 2.8%
153,531	ConocoPhillips	5,740,524
855,420	Kinder Morgan, Inc.	12,061,422
521,892	Marathon Petroleum Corp.	19,936,275
		37,738,221
	Pharmaceuticals — 2.6%
136,853	Bristol-Myers Squibb Co.	8,027,797
245,604	Merck & Co., Inc.	19,707,265
191,599	Pfizer, Inc.	7,372,729
		35,107,791
	Real Estate Management & Development — 1.1%
354,223	CBRE Group, Inc. - Class A1	15,518,510
	Road & Rail — 0.8%
158,387	CSX Corp.	11,299,329
	Semiconductors & Semiconductor Equipment — 4.9%
244,105	Applied Materials, Inc.	15,703,275
233,520	Intel Corp.	11,145,909
70,586	Lam Research Corp.	26,622,216
See Notes to Schedules of Portfolio Investments
3

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Semiconductors & Semiconductor Equipment — (Continued)
282,461	Micron Technology, Inc.[1]	$14,138,585
		67,609,985
	Software — 6.3%
172,366	Fortinet, Inc.[1]	23,838,218
124,660	Microsoft Corp.	25,556,547
337,220	Oracle Corp.	18,698,849
88,396	Synopsys, Inc.[1]	17,610,251
		85,703,865
	Specialty Retail — 3.0%
257,446	Best Buy Co., Inc.	25,639,047
104,309	Lowe’s Cos., Inc.	15,532,653
		41,171,700
	Technology Hardware, Storage & Peripherals — 3.3%
42,619	Apple, Inc.	18,114,780
413,219	HP, Inc.	7,264,390
318,001	Western Digital Corp.	13,705,843
386,547	Xerox Holdings Corp.	6,436,007
		45,521,020
	TOTAL COMMON STOCKS (Cost $1,098,380,538)	1,362,830,022
RIGHTS* — 0.1%
	Pharmaceuticals — 0.1%
209,103	Bristol-Myers Squibb Co. (expiring 3/31/21)[1]	752,771
	TOTAL RIGHTS (Cost $445,390)	752,771
TOTAL INVESTMENTS (Cost $1,098,825,928)	99.7%	$1,363,582,793
OTHER ASSETS IN EXCESS OF LIABILITIES	0.3	4,263,083
NET ASSETS	100.0%	$1,367,845,876

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Schedules of Portfolio Investments
4

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Growth Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.8%
	Aerospace & Defense — 0.5%
38,297	Lockheed Martin Corp.	$14,513,414
	Air Freight & Logistics — 1.7%
554,139	Expeditors International of Washington, Inc.	46,830,287
	Beverages — 1.4%
506,579	Monster Beverage Corp.[1]	39,756,320
	Biotechnology — 7.4%
292,115	AbbVie, Inc.	27,724,635
253,292	Amgen, Inc.	61,972,953
225,797	Biogen, Inc.[1]	62,024,178
87,584	Regeneron Pharmaceuticals, Inc.[1]	55,359,219
		207,080,985
	Capital Markets — 3.1%
153,627	Ameriprise Financial, Inc.	23,601,716
648,927	Intercontinental Exchange, Inc.	62,803,155
		86,404,871
	Communications Equipment — 3.0%
156,195	Arista Networks, Inc.[1]	40,574,775
890,563	Cisco Systems, Inc.	41,945,517
		82,520,292
	Containers & Packaging — 1.7%
241,123	Avery Dennison Corp.	27,328,881
432,721	Berry Global Group, Inc.[1]	21,631,723
		48,960,604
	Electrical Equipment — 0.5%
153,064	AMETEK, Inc.	14,273,218
	Electronic Equipment, Instruments & Components — 6.1%
572,559	Amphenol Corp. - Class A	60,553,840
674,431	CDW Corp.	78,402,604
324,509	Keysight Technologies, Inc.[1]	32,415,204
		171,371,648
	Entertainment — 5.1%
277,531	Activision Blizzard, Inc.	22,932,387
587,564	Electronic Arts, Inc.[1]	83,210,814
218,976	Take-Two Interactive Software, Inc.[1]	35,916,443
		142,059,644
	Equity Real Estate Investment Trusts — 1.6%
168,335	American Tower Corp.	44,001,086
	Food & Staples Retailing — 1.1%
98,315	Costco Wholesale Corp.	32,004,482
	Health Care Providers & Services — 4.8%
583,605	AmerisourceBergen Corp.	58,471,385
320,893	McKesson Corp.	48,185,293
92,677	UnitedHealth Group, Inc.	28,060,742
		134,717,420
	Hotels, Restaurants & Leisure — 1.5%
220,878	McDonald’s Corp.	42,912,178
	Household Durables — 1.9%
747,874	Lennar Corp. - Class A	54,108,684
See Notes to Schedules of Portfolio Investments
5

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Growth Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Household Products — 2.3%
658,516	Church & Dwight Co., Inc.	$63,434,846
	Insurance — 1.6%
381,275	Marsh & McLennan Cos., Inc.	44,456,665
	Interactive Media & Services — 5.6%
49,875	Alphabet, Inc. - Class A1	74,211,506
327,529	Facebook, Inc. - Class A1	83,084,282
		157,295,788
	Internet & Direct Marketing Retail — 2.5%
1,247,544	eBay, Inc.	68,964,232
	IT Services — 11.9%
383,604	Automatic Data Processing, Inc.	50,984,808
351,743	Booz Allen Hamilton Holding Corp.	28,758,508
542,261	Fiserv, Inc.[1]	54,112,225
158,996	Leidos Holdings, Inc.	15,130,059
612,430	Paychex, Inc.	44,045,965
433,615	PayPal Holdings, Inc.[1]	85,018,893
286,357	Visa, Inc. - Class A	54,522,373
		332,572,831
	Multi-line Retail — 3.1%
294,763	Dollar General Corp.	56,122,875
313,937	Dollar Tree, Inc.[1]	29,306,019
		85,428,894
	Oil, Gas & Consumable Fuels — 0.6%
164,238	Pioneer Natural Resources Co.	15,917,947
	Pharmaceuticals — 0.5%
104,046	Johnson & Johnson	15,165,745
	Semiconductors & Semiconductor Equipment — 5.9%
964,492	Applied Materials, Inc.	62,045,770
176,041	KLA-Tencor Corp.	35,178,273
177,418	Lam Research Corp.	66,914,973
		164,139,016
	Software — 13.4%
794,194	Cadence Design Systems, Inc.[1]	86,765,695
581,431	Fortinet, Inc.[1]	80,411,907
383,944	Microsoft Corp.	78,712,359
1,092,423	Oracle Corp.	60,574,855
920,099	SS&C Technologies Holdings, Inc.	52,905,693
69,642	Synopsys, Inc.[1]	13,874,079
		373,244,588
	Specialty Retail — 8.0%
841,555	Best Buy Co., Inc.	83,810,463
229,781	Home Depot, Inc. (The)	61,004,558
412,342	Lowe’s Cos., Inc.	61,401,847
112,722	Tractor Supply Co.	16,089,938
		222,306,806
	Technology Hardware, Storage & Peripherals — 3.0%
198,536	Apple, Inc.	84,385,741
	TOTAL COMMON STOCKS (Cost $1,971,296,768)	2,788,828,232
See Notes to Schedules of Portfolio Investments
6

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Growth Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2020 - (Unaudited)
Shares		Value
RIGHTS* — 0.1%
Pharmaceuticals — 0.1%
712,266	Bristol-Myers Squibb Co. (expiring 3/31/21)[1]	$2,564,158
TOTAL RIGHTS (Cost $1,517,127)		2,564,158
TOTAL INVESTMENTS (Cost $1,972,813,895)	99.9%	$2,791,392,390
OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	2,188,106
NET ASSETS	100.0%	$2,793,580,496

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Schedules of Portfolio Investments
7

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.7%
	Airlines — 1.8%
1,278	Delta Air Lines, Inc.	$31,912
	Automobiles — 1.0%
1,679	Ford Motor Co.[1]	11,098
321	General Motors Co.	7,990
		19,088
	Banks — 8.0%
1,429	Bank of America Corp.	35,553
731	Citigroup, Inc.	36,557
1,039	Citizens Financial Group, Inc.	25,778
1,462	Fifth Third Bancorp	29,035
1,739	Regions Financial Corp.	18,886
		145,809
	Biotechnology — 3.3%
80	AbbVie, Inc.	7,593
66	Amgen, Inc.	16,148
41	Biogen, Inc.[1]	11,262
358	Gilead Sciences, Inc.	24,892
		59,895
	Building Products — 0.6%
153	Fortune Brands Home & Security, Inc.	11,704
	Capital Markets — 8.0%
279	Ameriprise Financial, Inc.	42,863
140	CME Group, Inc.	23,265
431	Intercontinental Exchange, Inc.	41,712
390	Morgan Stanley	19,063
147	Nasdaq, Inc.	19,303
		146,206
	Chemicals — 2.6%
649	Axalta Coating Systems, Ltd.[1]	14,408
317	Corteva, Inc.	9,054
225	Dow, Inc.[1]	9,238
244	LyondellBasell Industries N.V. - Class A	15,255
		47,955
	Communications Equipment — 2.7%
241	Ciena Corp.[1]	14,342
310	Cisco Systems, Inc.	14,601
770	Juniper Networks, Inc.	19,542
		48,485
	Consumer Finance — 1.5%
1,318	Ally Financial, Inc.	26,492
	Containers & Packaging — 1.2%
77	Avery Dennison Corp.	8,727
402	International Paper Co.	13,986
		22,713
	Diversified Consumer Services — 0.8%
946	H&R Block, Inc.	13,717
	Diversified Telecommunication Services — 2.7%
293	AT&T, Inc.	8,667
3,226	CenturyLink, Inc.	31,131
See Notes to Schedules of Portfolio Investments
8

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Diversified Telecommunication Services — (Continued)
161	Verizon Communications, Inc.	$9,254
		49,052
	Electric Utilities — 2.4%
236	FirstEnergy Corp.	6,844
676	Southern Co. (The)	36,916
		43,760
	Electrical Equipment — 1.6%
310	Eaton Corp. PLC	28,870
	Electronic Equipment, Instruments & Components — 0.6%
338	Corning, Inc.	10,478
	Equity Real Estate Investment Trusts — 3.5%
140	Boston Properties, Inc.	12,473
486	Prologis, Inc.	51,234
		63,707
	Food & Staples Retailing — 2.4%
765	Kroger Co. (The)	26,614
419	Walgreens Boots Alliance, Inc.	17,058
		43,672
	Food Products — 3.8%
644	General Mills, Inc.	40,746
476	Tyson Foods, Inc. - Class A	29,250
		69,996
	Health Care Providers & Services — 5.7%
111	Anthem, Inc.	30,392
233	Cardinal Health, Inc.	12,726
434	CVS Health Corp.	27,316
224	McKesson Corp.	33,636
		104,070
	Hotels, Restaurants & Leisure — 1.0%
244	Darden Restaurants, Inc.	18,520
	Household Durables — 2.6%
442	DR Horton, Inc.	29,243
413	PulteGroup, Inc.	18,007
		47,250
	Independent Power & Renewable Electricity Producer — 1.3%
1,507	AES Corp. (The)	22,952
	Insurance — 3.7%
287	Fidelity National Financial, Inc.	9,287
956	MetLife, Inc.	36,185
533	Principal Financial Group, Inc.	22,615
		68,087
	IT Services — 1.4%
235	Amdocs, Ltd.	14,593
168	Cognizant Technology Solutions Corp. - Class A	11,478
		26,071
	Machinery — 5.6%
217	Caterpillar, Inc.	28,835
219	Cummins, Inc.	42,324
See Notes to Schedules of Portfolio Investments
9

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Machinery — (Continued)
119	Oshkosh Corp.	$9,368
119	Parker-Hannifin Corp.	21,291
		101,818
	Media — 5.3%
558	Comcast Corp. - Class A	23,882
479	Fox Corp. - Class A	12,344
865	Fox Corp. - Class A1	22,291
514	Interpublic Group of Cos., Inc. (The)	9,278
541	Omnicom Group, Inc.	29,068
		96,863
	Metals & Mining — 1.6%
197	Reliance Steel & Aluminum Co.	19,357
336	Steel Dynamics, Inc.	9,210
		28,567
	Multi-line Retail — 1.1%
158	Target Corp.	19,889
	Multi-Utilities — 1.6%
80	DTE Energy Co.	9,250
354	Public Service Enterprise Group, Inc.	19,803
		29,053
	Oil, Gas & Consumable Fuels — 5.5%
862	ConocoPhillips	32,230
306	HollyFrontier Corp.	8,415
1,318	Marathon Petroleum Corp.	50,348
166	Valero Energy Corp.	9,334
		100,327
	Pharmaceuticals — 3.3%
666	Bristol-Myers Squibb Co.	39,068
96	Jazz Pharmaceuticals PLC[1]	10,392
257	Pfizer, Inc.	9,889
		59,349
	Real Estate Management & Development — 1.9%
771	CBRE Group, Inc. - Class A1	33,777
	Road & Rail — 0.5%
48	Norfolk Southern Corp.	9,226
	Semiconductors & Semiconductor Equipment — 3.5%
659	Applied Materials, Inc.	42,394
466	Intel Corp.	22,242
		64,636
	Software — 0.5%
157	Oracle Corp.	8,706
	Specialty Retail — 2.3%
417	Best Buy Co., Inc.	41,529
	Technology Hardware, Storage & Peripherals — 1.9%
1,644	HP, Inc.	28,902
293	Xerox Holdings Corp.	4,878
		33,780
See Notes to Schedules of Portfolio Investments
10

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Trading Companies & Distributors — 0.9%
106	United Rentals, Inc.[1]	$16,469
	TOTAL COMMON STOCKS (Cost $1,820,865)	1,814,450
Face Amount
REPURCHASE AGREEMENT* — 0.5%
$9,713	With Fixed Income Clearing Corp., dated 7/31/20, 0.00%, principal and interest in the amount of $9,713, due 8/3/20, (collateralized by a U.S. Treasury Note with a par value of $9,400, coupon rate of 0.125%, due 04/15/2025, market value of $9,910)	9,713
	TOTAL REPURCHASE AGREEMENT (Cost $9,713)	9,713
TOTAL INVESTMENTS (Cost $1,830,578)	100.2%	$1,824,163
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.2)	(3,530)
NET ASSETS	100.0%	$1,820,633

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Schedules of Portfolio Investments
11

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.7%
	Airlines — 0.6%
360	Spirit Airlines, Inc.[1]	$5,692
	Auto Components — 0.9%
414	Dana, Inc.	4,732
547	Tenneco, Inc. - Class A1,2	4,053
		8,785
	Banks — 10.2%
282	Cathay General Bancorp	6,819
519	Central Pacific Financial Corp.	8,076
236	Financial Institutions, Inc.	3,486
211	First Financial Corp.	7,054
489	First Foundation, Inc.	7,516
408	Hilltop Holdings, Inc.	7,944
467	Home BancShares, Inc.	7,626
809	Hope Bancorp, Inc.	6,820
224	Independent Bank Group, Inc.	9,840
879	Investors Bancorp, Inc.	7,137
342	Pacific Premier Bancorp, Inc.	7,185
187	Preferred Bank/Los Angeles CA	6,966
404	Simmons First National Corp. - Class A	6,702
906	Valley National Bancorp	6,768
		99,939
	Biotechnology — 8.4%
263	AnaptysBio, Inc.[1]	4,723
835	Catalyst Pharmaceuticals, Inc.[1]	3,591
1,076	CytomX Therapeutics, Inc.[1]	7,543
400	Dicerna Pharmaceuticals, Inc.[1]	8,600
182	Editas Medicine, Inc.[1]	5,344
315	Intellia Therapeutics, Inc.[1,2]	5,610
73	Ligand Pharmaceuticals, Inc.[1,2]	8,554
246	MacroGenics, Inc.[1]	6,248
240	REGENXBIO, Inc.[1]	7,944
721	Retrophin, Inc.[1]	14,333
621	Vanda Pharmaceuticals, Inc.[1]	6,260
121	Xencor, Inc.[1]	3,641
		82,391
	Building Products — 3.4%
1,568	Cornerstone Building Brands, Inc.[1]	8,890
64	Masonite International Corp.[1]	5,398
227	Patrick Industries, Inc.	14,517
337	Quanex Building Products Corp.	4,735
		33,540
	Capital Markets — 2.9%
865	Brightsphere Investment Group, Inc.[1]	11,625
363	Federated Hermes, Inc.	9,569
156	Stifel Financial Corp.	7,563
		28,757
	Chemicals — 1.6%
265	Avient Corp.	6,333
123	Innospec, Inc.	9,246
		15,579
	Commercial Services & Supplies — 0.3%
137	Herman Miller, Inc.	3,210
See Notes to Schedules of Portfolio Investments
12

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Communications Equipment — 1.4%
214	NETGEAR, Inc.[1]	$6,581
545	Viavi Solutions, Inc.[1]	7,537
		14,118
	Construction & Engineering — 1.6%
246	Arcosa, Inc.	10,386
408	Tutor Perini Corp.[1]	4,802
		15,188
	Consumer Finance — 0.9%
1,082	Navient Corp.	8,613
	Containers & Packaging — 0.8%
222	Greif, Inc. - Class A	7,723
	Diversified Consumer Services — 1.5%
538	Laureate Education, Inc. - Class A1	6,822
517	Perdoceo Education Corp.[1]	7,445
		14,267
	Electric Utilities — 1.3%
98	ALLETE, Inc.	5,811
179	Otter Tail Corp.	6,847
		12,658
	Electrical Equipment — 0.6%
211	Atkore International Group, Inc.[1]	5,627
	Electronic Equipment, Instruments & Components — 4.3%
153	Fabrinet[1]	11,112
159	Insight Enterprises, Inc.[1]	7,925
141	Itron, Inc.[1]	9,808
230	Sanmina Corp.[1]	6,826
528	TTM Technologies, Inc.[1]	6,500
		42,171
	Energy Equipment & Services — 0.2%
418	Oceaneering International, Inc.[1]	2,349
	Equity Real Estate Investment Trusts — 7.3%
150	American Assets Trust, Inc.	4,050
396	CareTrust REIT, Inc.	7,136
773	City Office REIT, Inc.	6,686
82	EastGroup Properties, Inc.	10,878
193	First Industrial Realty Trust, Inc.	8,477
755	Lexington Realty Trust	8,758
331	National Storage Affiliates Trust	10,201
704	Retail Properties of America, Inc. - Class A	4,478
322	STAG Industrial, Inc.	10,497
		71,161
	Food & Staples Retailing — 1.4%
200	BJ’s Wholesale Club Holdings, Inc.[1]	8,010
281	SpartanNash Co.	5,908
		13,918
	Health Care Equipment & Supplies — 4.4%
1,092	Accuray, Inc.[1,2]	2,435
1,295	Invacare Corp.	9,117
971	OraSure Technologies, Inc.[1]	17,624
See Notes to Schedules of Portfolio Investments
13

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Health Care Equipment & Supplies — (Continued)
288	SeaSpine Holdings Corp.[1]	$2,698
4,006	ViewRay, Inc.[1,2]	11,097
		42,971
	Health Care Providers & Services — 2.3%
615	Select Medical Holdings Corp.[1]	11,710
396	Tenet Healthcare Corp.[1]	10,470
		22,180
	Health Care Technology — 0.7%
730	Allscripts Healthcare Solutions, Inc.[1]	6,570
	Hotels, Restaurants & Leisure — 3.1%
183	Dine Brands Global, Inc.[2]	8,314
211	Penn National Gaming, Inc.[1,2]	7,142
1,106	Ruth’s Hospitality Group, Inc.	7,405
365	Twin River Worldwide Holdings, Inc.	7,869
		30,730
	Household Durables — 3.6%
126	Meritage Homes Corp.[1]	12,497
248	Taylor Morrison Home Corp.[1]	5,815
52	TopBuild Corp.[1]	6,860
629	TRI Pointe Group, Inc.[1]	10,517
		35,689
	Household Products — 0.5%
141	Central Garden & Pet Co. - Class A1	4,886
	Insurance — 2.4%
354	American Equity Investment Life Holding Co.	9,009
486	CNO Financial Group, Inc.	7,339
201	Horace Mann Educators Corp.	7,553
		23,901
	Interactive Media & Service — 1.1%
1,710	Meet Group, Inc. (The)[1]	10,653
	IT Services — 3.0%
134	Cardtronics PLC - Class A1	2,992
536	NIC, Inc.	11,749
372	Perficient, Inc.[1]	14,586
		29,327
	Machinery — 2.2%
203	Meritor, Inc.[1]	4,618
350	Rexnord Corp.	10,139
86	Watts Water Technologies, Inc. - Class A	7,215
		21,972
	Marine — 0.6%
1,209	Costamare, Inc.	5,501
	Media — 0.4%
270	Gray Television, Inc.[1]	3,872
	Metals & Mining — 1.5%
420	Commercial Metals Co.	8,686
90	Kaiser Aluminum Corp.	5,575
		14,261
See Notes to Schedules of Portfolio Investments
14

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Mortgage Real Estate Investment Trusts — 1.4%
587	ARMOUR Residential REIT, Inc.	$5,483
1,407	Capstead Mortgage Corp.	8,653
		14,136
	Multi-line Retail — 0.6%
156	Big Lots, Inc.	6,137
	Multi-Utilities — 1.0%
122	Avista Corp.	4,530
116	Unitil Corp.	5,005
		9,535
	Oil, Gas & Consumable Fuels — 3.5%
400	CVR Energy, Inc.	7,680
422	Delek US Holdings, Inc.	7,377
527	DHT Holdings, Inc.	2,993
527	Teekay Tankers, Ltd. - Class A1,2	7,889
363	World Fuel Services Corp.	8,542
		34,481
	Paper & Forest Products — 0.9%
194	Boise Cascade Co.	9,038
	Personal Products — 0.4%
129	Edgewell Personal Care Co.[1]	3,856
	Pharmaceuticals — 2.3%
781	Alder Biopharmaceuticals, Inc.[1,3]	0
337	Collegium Pharmaceutical, Inc.[1,2]	5,318
176	Horizon Therapeutics PLC[1]	10,770
3,101	Mallinckrodt PLC[1,2]	6,915
		23,003
	Professional Services — 1.4%
104	ASGN, Inc.[1]	7,120
314	Heidrick & Struggles International, Inc.	6,352
		13,472
	Real Estate Management & Development — 0.6%
1,434	Newmark Group, Inc. - Class A	5,836
	Semiconductors & Semiconductor Equipment — 2.3%
288	Axcelis Technologies, Inc.[1]	8,473
178	Diodes, Inc.[1]	9,158
172	SMART Global Holdings, Inc.[1]	4,797
		22,428
	Software — 3.1%
104	Progress Software Corp.	3,626
165	SPS Commerce, Inc.[1]	12,403
171	Verint Systems, Inc.[1]	7,676
385	Xperi Holding Corp.	7,099
		30,804
	Specialty Retail — 2.9%
89	Asbury Automotive Group, Inc.[1]	8,913
108	Group 1 Automotive, Inc.	9,074
239	MarineMax, Inc.[1]	6,630
174	Zumiez, Inc.[1]	4,020
		28,637
See Notes to Schedules of Portfolio Investments
15

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Textiles, Apparel & Luxury Goods — 1.8%
86	Deckers Outdoor Corp.[1]	$17,996
	Thrifts & Mortgage Finance — 0.7%
447	Radian Group, Inc.	6,669
	Trading Companies & Distributors — 1.4%
182	Beacon Roofing Supply, Inc.[1]	5,671
319	BMC Stock Holdings, Inc.[1]	8,167
		13,838
	TOTAL COMMON STOCKS (Cost $909,683)	978,065
Face Amount
REPURCHASE AGREEMENT* — 0.9%
$9,008	With Fixed Income Clearing Corp., dated 7/31/20, 0.00%, principal and interest in the amount of $9,008, due 8/3/20, (collateralized by a U.S. Treasury Note with a par value of $8,800, coupon rate of 0.125%, due 04/15/2025, market value of $9,277)	9,008
	TOTAL REPURCHASE AGREEMENT (Cost $9,008)	9,008
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 2.5%
24,591	State Street Navigator Securities Lending Government Money Market Portfolio[4]	24,591
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $24,591)	24,591
TOTAL INVESTMENTS (Cost $943,282)	103.1%	$1,011,664
LIABILITIES IN EXCESS OF OTHER ASSETS	(3.1)	(30,298)
NET ASSETS	100.0%	$981,366

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	For fair value measurement disclosure purposes, security is categorized as Level 3 (See Note 1 of the Schedules of Portfolio Investments).
[4]	Represents an investment of securities lending cash collateral.
See Notes to Schedules of Portfolio Investments
16

THE GLENMEDE FUND, INC.

Quantitative International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — 98.9%
	Japan — 24.2%
29,900	Advantest Corp., Sponsored ADR[1]	$1,607,573
123,816	Astellas Pharma, Inc., Unsponsored ADR	1,943,664
66,831	Dai Nippon Printing Co, Ltd., Sponsored ADR	725,451
69,120	Daito Trust Construction Co., Ltd., Sponsored ADR[1]	1,355,443
105,738	Fujitsu, Ltd., Unsponsored ADR[1]	2,849,639
89,969	KDDI Corp., Unsponsored ADR[1]	1,448,501
22,303	Nintendo Co, Ltd., Unsponsored ADR	1,226,888
19,142	Nitto Denko Corp., Unsponsored ADR	541,336
24,173	Omron Corp., Sponsored ADR[1]	1,725,469
70,881	Sekisui House, Ltd., Sponsored ADR[1]	1,299,249
38,004	Sony Corp., Sponsored ADR[1]	2,962,792
7,861	TDK Corp., Sponsored ADR[1]	872,492
30,261	Tokio Marine Holdings, Inc., ADR[1]	1,273,988
8,252	Trend Micro, Inc., Sponsored ADR[1]	479,936
9,626	Yamaha Corp., Sponsored ADR[1]	445,299
		20,757,720
	United Kingdom — 13.2%
118,178	Anglo American PLC, Sponsored ADR[1]	1,477,225
85,919	BAE Systems PLC, Sponsored ADR	2,211,555
57,977	British American Tobacco PLC, Sponsored ADR[1]	1,945,128
45,195	GlaxoSmithKline PLC, Sponsored ADR	1,822,263
34,725	Imperial Brands PLC, Sponsored ADR	581,644
23,304	Rio Tinto PLC, Sponsored ADR	1,422,476
25,012	Unilever N.V.	1,476,458
9,645	WPP PLC, Sponsored ADR[1]	359,759
		11,296,508
	Canada — 11.8%
29,509	Bank of Montreal[1]	1,638,340
63,030	Barrick Gold Corp.	1,822,197
47,274	Enbridge, Inc.	1,512,768
25,291	Royal Bank of Canada[1]	1,747,355
36,452	Sun Life Financial, Inc.[1]	1,420,534
42,813	TC Energy Corp.	1,952,273
		10,093,467
	France — 10.2%
122,056	BNP Paribas SA, ADR[2]	2,444,782
57,899	Cie Generale des Etablissements Michelin SCA, Unsponsored ADR	1,200,316
106,531	Danone SA, Sponsored ADR	1,421,123
26,748	Engie SA, Sponsored ADR[2]	355,213
75,874	Peugeot SA, Unsponsored ADR[2]	1,220,054
58,442	Sodexo SA, Sponsored ADR	804,162
34,385	Total SE, Sponsored ADR	1,294,939
		8,740,589
	Germany — 7.8%
84,283	Brenntag AG, Unsponsored ADR	1,026,567
53,804	Deutsche Post AG, Sponsored ADR[2]	2,161,845
52,719	Deutsche Telekom AG, Sponsored ADR	878,298
50,705	Muenchener Rueckversicherungs-Gesellschaft AG, Unsponsored ADR	1,338,409
36,117	Zalando SE, Unsponsored ADR[2]	1,300,537
		6,705,656
	Switzerland — 7.2%
30,814	ABB, Ltd., Sponsored ADR	770,042
60,204	Credit Suisse Group AG, Sponsored ADR[1]	635,754
See Notes to Schedules of Portfolio Investments
17

THE GLENMEDE FUND, INC.

Quantitative International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Switzerland — (Continued)
29,057	Novartis AG, Sponsored ADR	$2,386,742
34,025	Roche Holding AG, Sponsored ADR	1,466,478
19,643	Sonova Holding AG, Unsponsored ADR[1,2]	876,372
		6,135,388
	Netherlands — 5.0%
22,419	Akzo Nobel N.V., Sponsored ADR[2]	696,558
69,119	Koninklijke Ahold Delhaize N.V., Sponsored ADR	1,989,411
14,280	Koninklijke DSM N.V., Sponsored ADR	543,854
56,636	NN Group N.V., Unsponsored ADR	1,028,510
		4,258,333
	Sweden — 3.4%
38,729	Essity AB, Sponsored ADR[2]	1,257,531
92,536	SKF AB, Sponsored ADR[1]	1,690,170
		2,947,701
	Spain — 3.2%
27,768	Iberdrola SA, Sponsored ADR[1]	1,417,556
33,472	Industria de Diseno Textil SA, Unsponsored ADR[1]	440,994
95,196	Red Electrica Corp. SA, Unsponsored ADR[1]	921,021
		2,779,571
	Ireland — 3.0%
70,077	CRH PLC, Sponsored ADR	2,550,102
	Singapore — 2.6%
24,822	Singapore Exchange, Ltd., Unsponsored ADR	2,219,087
	Hong Kong — 2.5%
23,391	BOC Hong Kong Holdings, Ltd., Sponsored ADR[1]	1,295,277
50,250	WH Group, Ltd., Sponsored ADR[1]	881,390
		2,176,667
	Italy — 2.0%
139,891	Intesa Sanpaolo SPA, Sponsored ADR[2]	1,686,386
	Australia — 1.7%
108,239	Aurizon Holdings, Ltd., Sponsored ADR	1,432,002
	Bermuda — 1.1%
22,196	Jardine Matheson Holdings, Ltd., Sponsored ADR	902,267
	TOTAL COMMON STOCKS (Cost $79,790,764)	84,681,444
INVESTMENT OF SECURITY LENDING COLLATERAL* — 9.6%
8,205,409	State Street Navigator Securities Lending Government Money Market Portfolio[3]	8,205,409
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $8,205,409)	8,205,409
See Notes to Schedules of Portfolio Investments
18

THE GLENMEDE FUND, INC.

Quantitative International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2020 - (Unaudited)
Face Amount		Value
REPURCHASE AGREEMENT*—0.3%
$272,636	With Fixed Income Clearing Corp., dated 7/31/20, 0.00%, principal and interest in the amount of $272,636, due 8/3/20, (collateralized by a a U.S. Treasury Note with a par value of $263,800, coupon rate of 0.125%, due 04/15/2025, market value of $278,112)	$272,636
TOTAL REPURCHASE AGREEMENT (Cost $272,636)		272,636
TOTAL INVESTMENTS (Cost $88,268,809)	108.8%	$93,159,489
LIABILITIES IN EXCESS OF OTHER ASSETS	(8.8)	(7,506,919)
NET ASSETS	100.0%	$85,652,570

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Non income-producing security.
[3]	Represents an investment of securities lending cash collateral.

Abbreviatons:
ADR — American Depositary Receipt
See Notes to Schedules of Portfolio Investments
19

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.6%
	Aerospace & Defense — 1.1%
4,224	Raytheon Technologies Corp.	$239,416
	Air Freight & Logistics — 1.5%
4,054	Expeditors International of Washington, Inc.	342,604
	Auto Components — 1.0%
6,202	BorgWarner, Inc.	226,993
	Banks — 3.8%
12,114	Bank of America Corp.	301,396
7,719	Citigroup, Inc.	386,027
3,369	East West Bancorp, Inc.	116,770
7,665	First Horizon National Corp.	71,055
		875,248
	Biotechnology — 5.1%
2,643	AbbVie, Inc.	250,847
1,646	Amgen, Inc.	402,727
1,350	Biogen, Inc.[1]	370,832
2,197	Gilead Sciences, Inc.	152,757
		1,177,163
	Capital Markets — 6.7%
2,715	Ameriprise Financial, Inc.	417,106
3,019	Bank of New York Mellon Corp. (The)	108,231
2,905	Intercontinental Exchange, Inc.	281,146
1,603	LPL Financial Holdings, Inc.	126,669
5,689	Morgan Stanley	278,078
2,393	T Rowe Price Group, Inc.	330,473
		1,541,703
	Chemicals — 1.5%
12,105	Corteva, Inc.	345,719
	Communications Equipment — 4.0%
8,406	Cisco Systems, Inc.	395,923
797	F5 Networks, Inc.[1]	108,312
16,105	Juniper Networks, Inc.	408,745
		912,980
	Containers & Packaging — 0.8%
5,122	International Paper Co.	178,194
	Diversified Consumer Services — 1.0%
16,081	H&R Block, Inc.	233,175
	Electric Utilities — 0.5%
2,200	Southern Co. (The)	120,142
	Electronic Equipment, Instruments & Components — 1.7%
6,501	FLIR Systems, Inc.	270,832
1,371	TE Connectivity, Ltd.	122,115
		392,947
	Energy Equipment & Services — 1.8%
14,456	Baker Hughes Co.	223,923
24,323	TechnipFMC PLC	195,314
		419,237
	Entertainment — 4.7%
6,342	Activision Blizzard, Inc.	524,039
See Notes to Schedules of Portfolio Investments
20

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Entertainment — (Continued)
1,938	Electronic Arts, Inc.[1]	$274,460
1,706	Take-Two Interactive Software, Inc.[1]	279,818
		1,078,317
	Equity Real Estate Investment Trusts — 1.9%
690	American Tower Corp.	180,359
2,450	Prologis, Inc.	258,279
		438,638
	Food & Staples Retailing — 1.4%
4,937	Kroger Co. (The)	171,758
7,706	US Foods Holding Corp.[1]	156,432
		328,190
	Food Products — 2.1%
7,484	General Mills, Inc.	473,513
	Health Care Equipment & Supplies — 1.7%
1,405	West Pharmaceutical Services, Inc.	377,762
	Health Care Providers & Services — 3.2%
2,436	AmerisourceBergen Corp.	244,063
626	Cigna Corp.	108,104
959	Humana, Inc.	376,359
		728,526
	Hotels, Restaurants & Leisure — 0.8%
2,480	Darden Restaurants, Inc.	188,232
	Household Durables — 0.8%
49	NVR, Inc.[1]	192,577
	Household Products — 1.9%
1,336	Church & Dwight Co., Inc.	128,697
4,102	Colgate-Palmolive Co.	316,674
		445,371
	Independent Power & Renewable Electricity Producer — 1.4%
21,660	AES Corp. (The)	329,882
	Industrial Conglomerates — 1.2%
1,830	Honeywell International, Inc.	273,347
	Insurance — 2.3%
8,794	MetLife, Inc.	332,853
947	Willis Towers Watson PLC	198,879
		531,732
	Interactive Media & Services — 4.0%
276	Alphabet, Inc. - Class A1	410,674
1,969	Facebook, Inc. - Class A1	499,476
		910,150
	Internet & Direct Marketing Retail — 2.3%
9,492	eBay, Inc.	524,718
	IT Services — 6.8%
1,087	Accenture PLC - Class A	244,336
2,213	Cognizant Technology Solutions Corp. - Class A	151,192
1,159	Fiserv, Inc.[1]	115,657
3,255	Leidos Holdings, Inc.	309,746
See Notes to Schedules of Portfolio Investments
21

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	IT Services — (Continued)
3,761	PayPal Holdings, Inc.[1]	$737,419
		1,558,350
	Machinery — 1.9%
1,372	Cummins, Inc.	265,153
2,000	Oshkosh Corp.	157,440
		422,593
	Media — 1.3%
5,641	Omnicom Group, Inc.	303,091
	Metals & Mining — 1.9%
2,000	Newmont Corp.	138,400
1,885	Reliance Steel & Aluminum Co.	185,220
4,279	Steel Dynamics, Inc.	117,288
		440,908
	Multi-line Retail — 1.8%
3,205	Target Corp.	403,445
	Oil, Gas & Consumable Fuels — 1.4%
7,070	Kinder Morgan, Inc.	99,687
5,883	Marathon Petroleum Corp.	224,731
		324,418
	Pharmaceuticals — 1.7%
3,939	Bristol-Myers Squibb Co.	231,062
992	Eli Lilly and Co.	149,087
		380,149
	Real Estate Management & Development — 2.3%
7,316	CBRE Group, Inc. - Class A1	320,514
2,123	Jones Lang LaSalle, Inc.	209,986
		530,500
	Semiconductors & Semiconductor Equipment — 4.5%
7,730	Applied Materials, Inc.	497,271
2,372	Intel Corp.	113,215
818	Lam Research Corp.	308,517
2,124	Micron Technology, Inc.[1]	106,317
		1,025,320
	Software — 7.5%
4,176	Cadence Design Systems, Inc.[1]	456,228
4,269	Fortinet, Inc.[1]	590,402
2,772	Microsoft Corp.	568,288
5,022	NortonLifeLock, Inc.	107,722
		1,722,640
	Specialty Retail — 4.8%
4,774	Best Buy Co., Inc.	475,443
1,906	Lowe’s Cos., Inc.	283,822
3,793	Williams-Sonoma, Inc.	330,446
		1,089,711
	Technology Hardware, Storage & Peripherals — 2.2%
2,152	Dell Technologies, Inc. - Class C1	128,754
14,636	HP, Inc.	257,301
7,278	Xerox Holdings Corp.	121,179
		507,234
See Notes to Schedules of Portfolio Investments
22

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Textiles, Apparel & Luxury Goods — 1.3%
1,363	Deckers Outdoor Corp.[1]	$285,208
	TOTAL COMMON STOCKS (Cost $18,776,504)	22,820,043
Face Amount
REPURCHASE AGREEMENT* — 0.4%
$91,964	With Fixed Income Clearing Corp., dated 7/31/20, 0.00%, principal and interest in the amount of $91,964, due 8/3/20, (collateralized by a U.S. Treasury Note with a par value of $89,000, coupon rate of 0.125%, due 04/15/2025, market value of $93,829)	91,964
	TOTAL REPURCHASE AGREEMENT (Cost $91,964)	91,964
TOTAL INVESTMENTS (Cost $18,868,468)	100.0%	$22,912,007
OTHER ASSETS IN EXCESS OF LIABILITIES	0.0	4,110
NET ASSETS	100.0%	$22,916,117

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Schedules of Portfolio Investments
23

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.2%
	Air Freight & Logistics — 1.5%
3,816	Expeditors International of Washington, Inc.	$322,490
	Automobiles — 0.8%
7,174	General Motors Co.	178,561
	Banks — 4.5%
6,895	Bank of America Corp.	171,548
10,103	Citigroup, Inc.	505,251
8,700	East West Bancorp, Inc.	301,542
		978,341
	Biotechnology — 2.5%
3,718	AbbVie, Inc.	352,876
974	Alexion Pharmaceuticals, Inc.[1]	99,825
351	Biogen, Inc.[1]	96,416
		549,117
	Capital Markets — 4.8%
2,122	Ameriprise Financial, Inc.	326,003
5,000	Bank of New York Mellon Corp. (The)	179,250
5,580	Intercontinental Exchange, Inc.	540,032
		1,045,285
	Communications Equipment — 4.0%
4,492	Ciena Corp.[1]	267,319
10,015	Cisco Systems, Inc.	471,706
1,020	F5 Networks, Inc.[1]	138,618
		877,643
	Consumer Finance — 1.2%
11,589	Synchrony Financial	256,465
	Containers & Packaging — 2.3%
7,400	Graphic Packaging Holding Co.	103,156
11,412	International Paper Co.	397,023
		500,179
	Diversified Consumer Services — 2.8%
19,770	H&R Block, Inc.	286,665
7,374	Service Corp. International	319,737
		606,402
	Electric Utilities — 0.9%
3,580	Southern Co. (The)	195,504
	Electrical Equipment — 1.1%
2,600	Eaton Corp. PLC	242,138
	Electronic Equipment, Instruments & Components — 0.5%
3,079	Jabil, Inc.	107,334
	Energy Equipment & Services — 2.0%
27,595	Baker Hughes Co.	427,447
	Entertainment — 2.6%
3,206	Electronic Arts, Inc.[1]	454,034
706	Take-Two Interactive Software, Inc.[1]	115,798
		569,832
	Equity Real Estate Investment Trusts — 2.1%
800	Coresite Realty Corp.	103,240
See Notes to Schedules of Portfolio Investments
24

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Equity Real Estate Investment Trusts — (Continued)
439	Equinix, Inc.	$344,826
		448,066
	Food & Staples Retailing — 0.9%
5,793	Kroger Co. (The)	201,538
	Food Products — 2.3%
7,887	General Mills, Inc.	499,011
	Health Care Providers & Services — 5.3%
2,063	Cardinal Health, Inc.	112,681
6,794	DaVita, Inc.[1]	593,727
2,961	McKesson Corp.	444,624
		1,151,032
	Household Durables — 1.5%
4,925	DR Horton, Inc.	325,838
	Household Products — 2.5%
1,804	Church & Dwight Co., Inc.	173,779
4,904	Colgate-Palmolive Co.	378,589
		552,368
	Independent Power & Renewable Electricity Producer — 1.3%
17,919	AES Corp. (The)	272,906
	Industrial Conglomerates — 0.5%
695	Honeywell International, Inc.	103,812
	Insurance — 2.2%
1,163	Allstate Corp. (The)	109,775
7,994	Fidelity National Financial, Inc.	258,686
6,100	Unum Group	105,103
		473,564
	Interactive Media & Service — 3.0%
2,555	Facebook, Inc. - Class A1	648,127
	Internet & Direct Marketing Retail — 0.8%
3,000	eBay, Inc.	165,840
	IT Services — 7.4%
5,377	Akamai Technologies, Inc.[1]	604,590
4,402	Cognizant Technology Solutions Corp. - Class A	300,744
3,567	PayPal Holdings, Inc.[1]	699,382
		1,604,716
	Machinery — 2.2%
2,512	Cummins, Inc.	485,469
	Media — 3.6%
9,576	Comcast Corp. - Class A	409,853
7,125	Omnicom Group, Inc.	382,826
		792,679
	Metals & Mining — 2.0%
3,375	Newmont Corp.	233,550
2,137	Reliance Steel & Aluminum Co.	209,982
		443,532
	Multi-line Retail — 2.3%
4,022	Target Corp.	506,289
See Notes to Schedules of Portfolio Investments
25

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Oil, Gas & Consumable Fuels — 0.9%
2,833	Marathon Petroleum Corp.	$108,221
1,000	Pioneer Natural Resources Co.	96,920
		205,141
	Pharmaceuticals — 4.2%
6,678	Bristol-Myers Squibb Co.	391,732
2,425	Jazz Pharmaceuticals PLC[1]	262,506
7,040	Pfizer, Inc.	270,899
		925,137
	Real Estate Management & Development — 1.9%
9,640	CBRE Group, Inc. - Class A1	422,328
	Road & Rail — 0.5%
937	Landstar System, Inc.	114,108
	Semiconductors & Semiconductor Equipment — 4.0%
3,392	Applied Materials, Inc.	218,207
7,741	Intel Corp.	369,478
2,655	Micron Technology, Inc.[1]	132,896
1,702	Teradyne, Inc.	151,410
		871,991
	Software — 6.0%
1,576	Cadence Design Systems, Inc.[1]	172,178
2,381	Fortinet, Inc.[1]	329,292
2,712	Microsoft Corp.	555,987
4,570	Oracle Corp.	253,407
		1,310,864
	Specialty Retail — 4.9%
5,898	Best Buy Co., Inc.	587,382
1,763	Lowe’s Cos., Inc.	262,528
2,520	Williams-Sonoma, Inc.	219,543
		1,069,453
	Technology Hardware, Storage & Peripherals — 4.6%
738	Apple, Inc.	313,679
2,231	Dell Technologies, Inc. - Class C1	133,481
13,496	HP, Inc.	237,260
19,022	Xerox Holdings Corp.	316,716
		1,001,136
	Textiles, Apparel & Luxury Goods — 0.8%
2,589	Ralph Lauren Corp.[1]	184,596
	TOTAL COMMON STOCKS (Cost $18,855,337)	21,636,279
RIGHTS* — 0.1%
	Pharmaceuticals — 0.1%
5,283	Bristol-Myers Squibb Co. (expiring 3/31/21)[1]	19,019
	TOTAL RIGHTS (Cost $11,253)	19,019
See Notes to Schedules of Portfolio Investments
26

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2020 - (Unaudited)
Face Amount		Value
REPURCHASE AGREEMENT* — 0.6%
$127,033	With Fixed Income Clearing Corp., dated 7/31/20, 0.00%, principal and interest in the amount of $127,033, due 8/3/20, (collateralized by a U.S. Treasury Note with a par value of $123,000, coupon rate of 0.125%, due 04/15/2025, market value of $129,673)	$127,033
TOTAL REPURCHASE AGREEMENT (Cost $127,033)		127,033
TOTAL INVESTMENTS (Cost $18,993,623)	99.9%	$21,782,331
OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	12,269
NET ASSETS	100.0%	$21,794,600

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Schedules of Portfolio Investments
27

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — 97.3%
	Aerospace & Defense — 1.8%
148,260	Howmet Aerospace, Inc.	$2,191,283
	Air Freight & Logistics — 1.8%
17,220	Expeditors International of Washington, Inc.	1,455,262
13,520	Hub Group, Inc. - Class A1	715,208
		2,170,470
	Airlines — 2.1%
28,180	Alaska Air Group, Inc.	970,519
38,400	Delta Air Lines, Inc.	958,848
19,900	United Airlines Holdings, Inc.[1]	624,462
		2,553,829
	Automobiles — 0.7%
31,204	Harley-Davidson, Inc.	812,240
	Banks — 2.7%
21,500	Bank of America Corp.[2]	534,920
40,805	East West Bancorp, Inc.	1,414,301
149,740	First Horizon National Corp.	1,388,090
		3,337,311
	Beverages — 1.5%
23,273	Monster Beverage Corp.[1]	1,826,465
	Building Products — 2.5%
39,400	Fortune Brands Home & Security, Inc.	3,014,100
	Capital Markets — 3.9%
20,040	Bank of New York Mellon Corp. (The)	718,434
38,600	Franklin Resources, Inc.	812,530
11,600	Intercontinental Exchange, Inc.	1,122,648
7,477	Nasdaq, Inc.	981,805
80,400	Waddell & Reed Financial, Inc. - Class A	1,173,036
		4,808,453
	Chemicals — 3.1%
48,540	Corteva, Inc.[2]	1,386,302
58,440	Dow, Inc.[1]	2,399,547
		3,785,849
	Commercial Services & Supplies — 1.8%
36,740	ABM Industries, Inc.	1,318,966
36,900	Herman Miller, Inc.	864,567
		2,183,533
	Communications Equipment — 2.5%
24,420	Ciena Corp.[1]	1,453,234
117,380	Viavi Solutions, Inc.[1]	1,623,366
		3,076,600
	Construction & Engineering — 2.6%
20,800	AECOM[1]	752,752
35,740	EMCOR Group, Inc.[2]	2,448,190
		3,200,942
	Consumer Finance — 0.9%
47,780	Synchrony Financial	1,057,371
	Containers & Packaging — 1.0%
36,580	International Paper Co.	1,272,618
See Notes to Schedules of Portfolio Investments
28

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Distributors — 2.0%
85,080	LKQ Corp.[1]	$2,398,405
	Electric Utilities — 1.9%
27,900	Exelon Corp.	1,077,219
23,167	Southern Co. (The)	1,265,150
		2,342,369
	Electrical Equipment — 1.2%
16,080	Regal Beloit Corp.	1,478,878
	Electronic Equipment, Instruments & Components — 1.5%
53,983	Jabil, Inc.	1,881,847
	Entertainment — 2.0%
28,960	Activision Blizzard, Inc.	2,392,965
	Equity Real Estate Investment Trusts — 5.3%
17,200	CyrusOne, Inc.	1,434,824
44,539	Gaming and Leisure Properties, Inc.	1,612,757
43,920	Medical Properties Trust, Inc.	884,110
43,200	Omega Healthcare Investors, Inc.	1,398,816
55,000	VICI Properties, Inc.	1,194,050
		6,524,557
	Food & Staples Retailing — 0.6%
21,900	Kroger Co. (The)	761,901
	Food Products — 1.2%
29,768	Hormel Foods Corp.[3]	1,514,000
	Health Care Providers & Services — 6.9%
27,430	Centene Corp.[1,2]	1,789,807
23,386	CVS Health Corp.	1,471,915
31,051	DaVita, Inc.[1,2]	2,713,547
13,580	Molina Healthcare, Inc.[1,2]	2,508,226
		8,483,495
	Hotels, Restaurants & Leisure — 1.1%
131,494	International Game Technology PLC[3]	1,296,531
	Household Durables — 4.7%
30,660	DR Horton, Inc.	2,028,466
26,705	KB Home	898,356
63,120	PulteGroup, Inc.	2,752,032
		5,678,854
	Household Products — 0.7%
9,020	Church & Dwight Co., Inc.	868,897
	Independent Power & Renewable Electricity Producer — 0.8%
51,940	Vistra Corp.	969,200
	Insurance — 1.9%
47,580	Fidelity National Financial, Inc.	1,539,689
48,460	Unum Group	834,966
		2,374,655
	Internet & Direct Marketing Retail — 1.9%
41,640	eBay, Inc.[2]	2,301,859
	IT Services — 3.8%
34,380	Amdocs, Ltd.	2,134,998
See Notes to Schedules of Portfolio Investments
29

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	IT Services — (Continued)
63,880	Genpact, Ltd.	$2,543,701
		4,678,699
	Machinery — 2.7%
8,440	Snap-on, Inc.	1,231,143
24,280	Watts Water Technologies, Inc. - Class A	2,036,849
		3,267,992
	Media — 1.2%
22,008	Comcast Corp. - Class A2	941,942
10,720	Omnicom Group, Inc.	575,986
		1,517,928
	Metals & Mining — 3.8%
37,065	Arconic Corp.[1]	603,789
29,500	Commercial Metals Co.	610,060
11,020	Reliance Steel & Aluminum Co.	1,082,825
87,160	Steel Dynamics, Inc.	2,389,056
		4,685,730
	Multi-line Retail — 1.8%
17,128	Target Corp.	2,156,073
	Multi-Utilities — 2.0%
10,744	DTE Energy Co.	1,242,329
20,900	Public Service Enterprise Group, Inc.	1,169,146
		2,411,475
	Oil, Gas & Consumable Fuels — 2.7%
63,180	Marathon Petroleum Corp.	2,413,476
38,800	World Fuel Services Corp.	912,964
		3,326,440
	Pharmaceuticals — 2.1%
15,400	Merck & Co., Inc.	1,235,696
25,120	Pacira BioSciences, Inc.[1]	1,321,563
		2,557,259
	Semiconductors & Semiconductor Equipment — 4.4%
40,500	Applied Materials, Inc.[2]	2,605,365
32,980	Diodes, Inc.[1]	1,696,821
22,000	Intel Corp.	1,050,060
		5,352,246
	Software — 4.5%
105,980	Cloudera, Inc.[1]	1,194,395
60,060	Dropbox, Inc. - Class A1	1,366,365
11,330	Microsoft Corp.[2]	2,322,763
11,320	SS&C Technologies Holdings, Inc.[2]	650,900
		5,534,423
	Specialty Retail — 2.1%
25,560	Best Buy Co., Inc.[2]	2,545,520
	Textiles, Apparel & Luxury Goods — 1.1%
46,560	Skechers U.S.A., Inc. - Class A1	1,363,277
	Thrifts & Mortgage Finance — 2.5%
264,400	MGIC Investment Corp.[2]	2,186,588
See Notes to Schedules of Portfolio Investments
30

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Thrifts & Mortgage Finance — (Continued)
58,988	Radian Group, Inc.	$880,101
		3,066,689
	TOTAL COMMON STOCKS (Cost $101,039,565)	119,023,228
Face Amount
REPURCHASE AGREEMENT* — 0.6%
$681,726	With Fixed Income Clearing Corp., dated 7/31/20, 0.00%, principal and interest in the amount of $681,726, due 8/3/20, (collateralized by a U.S. Treasury Note with a par value of $659,600, coupon rate of 0.125%, due 04/15/2025, market value of $695,386)	681,726
	TOTAL REPURCHASE AGREEMENT (Cost $681,726)	681,726
TOTAL LONG INVESTMENTS (Cost $101,721,291)	97.9%	$119,704,954
Shares
COMMON STOCKS SOLD SHORT* — (68.8)%
	Aerospace & Defense — (2.5)%
(6,960)	Boeing Co. (The)	(1,099,680)
(4,660)	TransDigm Group, Inc.	(2,011,163)
		(3,110,843)
	Air Freight & Logistics — (1.9)%
(13,600)	FedEx Corp.	(2,290,240)
	Banks — (3.5)%
(39,300)	Commerce Bancshares, Inc.	(2,250,318)
(11,280)	PNC Financial Services Group, Inc. (The)	(1,203,238)
(40,363)	WesBanco, Inc.	(800,398)
		(4,253,954)
	Beverages — (3.6)%
(2,440)	Boston Beer Co., Inc. (The) Class A1	(1,977,473)
(47,340)	Molson Coors Beverage Co. - Class B	(1,776,197)
(4,900)	PepsiCo, Inc.	(674,534)
		(4,428,204)
	Building Products — (1.9)%
(8,580)	Lennox International, Inc.	(2,300,641)
	Chemicals — (4.3)%
(18,865)	Albemarle Corp.	(1,555,608)
(37,660)	DuPont de Nemours, Inc.	(2,014,057)
(38,180)	W R Grace & Co.	(1,761,243)
		(5,330,908)
	Commercial Services & Supplies — (3.7)%
(129,400)	Covanta Holding Corp.	(1,273,296)
(26,730)	Rollins, Inc.	(1,400,652)
(16,480)	Waste Management, Inc.	(1,806,208)
		(4,480,156)
	Consumer Finance — (1.0)%
(13,780)	American Express Co.	(1,285,950)
See Notes to Schedules of Portfolio Investments
31

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Containers & Packaging — (0.8)%
(8,220)	AptarGroup, Inc.	$(946,944)
	Distributors — (1.0)%
(13,280)	Genuine Parts Co.	(1,197,192)
	Entertainment — (1.8)%
(18,660)	Walt Disney Co. (The)	(2,182,100)
	Equity Real Estate Investment Trusts — (3.9)%
(11,380)	Digital Realty Trust, Inc.	(1,826,946)
(55,680)	Healthpeak Properties, Inc.	(1,519,507)
(100,660)	Mack-Cali Realty Corp.	(1,451,517)
		(4,797,970)
	Gas Utilities — (1.6)%
(36,120)	Northwest Natural Holding Co.	(1,932,059)
	Health Care Equipment & Supplies — (4.2)%
(18,340)	Abbott Laboratories	(1,845,738)
(8,960)	Becton Dickinson and Co.	(2,520,806)
(2,680)	Cooper Cos., Inc. (The)	(758,252)
		(5,124,796)
	Health Care Technology — (1.9)%
(33,900)	Cerner Corp.	(2,354,355)
	Hotels, Restaurants & Leisure — (0.9)%
(9,640)	Cracker Barrel Old Country Store, Inc.	(1,064,931)
	Industrial Conglomerates — (1.9)%
(15,740)	3M Co.	(2,368,398)
	Insurance — (0.9)%
(12,700)	Progressive Corp. (The)	(1,147,318)
	IT Services — (0.9)%
(7,800)	Fidelity National Information Services, Inc.	(1,141,218)
	Leisure Product — (1.5)%
(24,640)	Hasbro, Inc.	(1,792,806)
	Life Sciences Tools & Services — (0.7)%
(4,020)	Waters Corp.[1]	(856,863)
	Machinery — (2.5)%
(9,260)	Deere & Co.	(1,632,630)
(7,440)	Illinois Tool Works, Inc.	(1,376,326)
		(3,008,956)
	Mortgage Real Estate Investment Trust — (1.1)%
(56,080)	Blackstone Mortgage Trust, Inc. - Class A	(1,349,846)
	Oil, Gas & Consumable Fuels — (1.1)%
(26,640)	Cheniere Energy, Inc.[1]	(1,318,147)
	Road & Rail — (2.5)%
(3,220)	AMERCO	(1,023,091)
(15,900)	JB Hunt Transport Services, Inc.	(2,057,460)
		(3,080,551)
	Semiconductors & Semiconductor Equipment — (3.2)%
(31,160)	Cree, Inc.[1]	(2,147,547)
See Notes to Schedules of Portfolio Investments
32

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Semiconductors & Semiconductor Equipment — (Continued)
(17,400)	Microchip Technology, Inc.	$(1,770,102)
		(3,917,649)
	Software — (5.7)%
(4,360)	ANSYS, Inc.[1]	(1,354,216)
(3,320)	Intuit, Inc.	(1,017,149)
(19,080)	Pegasystems, Inc.	(2,230,261)
(6,581)	Tyler Technologies, Inc.[1]	(2,351,062)
		(6,952,688)
	Specialty Retail — (4.3)%
(13,780)	CarMax, Inc.[1]	(1,336,247)
(89,660)	L Brands, Inc.	(2,188,600)
(30,380)	Monro, Inc.	(1,710,394)
		(5,235,241)
	Textiles, Apparel & Luxury Goods — (1.5)%
(29,600)	VF Corp.	(1,786,656)
	Water Utilities — (2.5)%
(40,020)	California Water Service Group	(1,875,737)
(26,800)	Essential Utilities, Inc.	(1,215,380)
		(3,091,117)
	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(87,711,691))	(84,128,697)
TOTAL SHORT INVESTMENTS (Proceeds $(87,711,691))	(68.8)%	$(84,128,697)
TOTAL INVESTMENTS (Cost $14,009,600)	29.1%	$35,576,257
OTHER ASSETS IN EXCESS OF LIABILITIES	70.9	86,735,221
NET ASSETS	100.0%	$122,311,478

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	All or portion of security pledged as collateral for securities sold short. The total market value of collateral is $19,453,925.
[3]	Securities or partial securities on loan. See Note 1.
See Notes to Schedules of Portfolio Investments
33

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — 129.1%
	Air Freight & Logistics — 2.9%
5,680	Expeditors International of Washington, Inc.	$480,017
9,080	Hub Group, Inc. - Class A1	480,332
		960,349
	Airlines — 1.6%
15,445	Alaska Air Group, Inc.[2]	531,926
	Automobiles — 1.4%
69,560	Ford Motor Co.[1]	459,792
	Banks — 4.4%
35,360	Bank of America Corp.[2]	879,757
12,160	East West Bancorp, Inc.	421,466
20,720	First Horizon National Corp.	192,074
		1,493,297
	Beverages — 0.8%
3,260	Monster Beverage Corp.[1]	255,845
	Biotechnology — 1.5%
22,220	Exelixis, Inc.[1]	513,060
	Building Products — 1.7%
7,620	Fortune Brands Home & Security, Inc.	582,930
	Capital Markets — 4.9%
11,740	Bank of New York Mellon Corp. (The)	420,879
7,460	Federated Hermes, Inc.	196,645
5,300	Intercontinental Exchange, Inc.	512,934
3,880	Nasdaq, Inc.	509,483
		1,639,941
	Chemicals — 2.2%
16,960	Avient Corp.	405,344
18,600	Huntsman Corp.	344,100
		749,444
	Communications Equipment — 4.1%
3,580	Ciena Corp.[1]	213,046
4,800	Cisco Systems, Inc.	226,080
20,380	Juniper Networks, Inc.	517,244
31,840	Viavi Solutions, Inc.[1]	440,347
		1,396,717
	Construction & Engineering — 3.3%
5,040	AECOM[1]	182,398
13,420	EMCOR Group, Inc.[2]	919,270
		1,101,668
	Consumer Finance — 1.4%
69,316	SLM Corp.	469,269
	Containers & Packaging — 2.2%
12,740	International Paper Co.	443,225
8,160	Silgan Holdings, Inc.	312,120
		755,345
	Distributors — 0.9%
10,400	LKQ Corp.[1]	293,176
	Electric Utilities — 3.4%
16,800	Exelon Corp.[2]	648,648
See Notes to Schedules of Portfolio Investments
34

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Electric Utilities — (Continued)
18,260	PPL Corp.	$486,081
		1,134,729
	Electrical Equipment — 1.5%
5,560	Regal Beloit Corp.	511,353
	Electronic Equipment, Instruments & Components — 1.2%
13,480	Sanmina Corp.[1]	400,086
	Entertainment — 2.7%
11,160	Activision Blizzard, Inc.[2]	922,151
	Equity Real Estate Investment Trusts — 5.5%
1,802	Boston Properties, Inc.	160,540
10,669	Lamar Advertising Co. - Class A	701,273
4,300	National Health Investors, Inc.	266,600
23,680	STORE Capital Corp.	560,979
8,340	VICI Properties, Inc.	181,062
		1,870,454
	Food & Staples Retailing — 2.4%
12,900	Kroger Co. (The)	448,791
2,740	Walmart, Inc.	354,556
		803,347
	Food Products — 3.4%
11,880	General Mills, Inc.[2]	751,648
6,190	Tyson Foods, Inc. - Class A2	380,375
		1,132,023
	Health Care Providers & Services — 10.1%
7,620	AmerisourceBergen Corp.[2]	763,448
3,260	Anthem, Inc.[2]	892,588
10,160	DaVita, Inc.[1,2]	887,882
4,745	Molina Healthcare, Inc.[1,2]	876,402
		3,420,320
	Hotels, Restaurants & Leisure — 2.5%
86,800	International Game Technology PLC[3]	855,848
	Household Durables — 0.8%
6,100	PulteGroup, Inc.	265,960
	Independent Power & Renewable Electricity Producer — 0.7%
16,350	AES Corp. (The)[2]	249,010
	Insurance — 3.2%
5,940	Allstate Corp. (The)	560,676
6,860	Fidelity National Financial, Inc.	221,990
4,600	MetLife, Inc.[2]	174,110
8,000	Unum Group	137,840
		1,094,616
	Interactive Media & Service — 0.4%
3,640	Twitter, Inc.[1]	132,496
	Internet & Direct Marketing Retail — 1.3%
7,620	eBay, Inc.	421,234
	IT Services — 6.6%
13,220	Amdocs, Ltd.	820,962
24,100	Genpact, Ltd.[2]	959,662
See Notes to Schedules of Portfolio Investments
35

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	IT Services — (Continued)
3,140	MAXIMUS, Inc.	$233,019
2,720	Science Applications International Corp.	217,546
		2,231,189
	Life Sciences Tools & Services — 3.2%
9,120	Medpace Holdings, Inc.[1,2]	1,088,472
	Machinery — 0.6%
2,680	Oshkosh Corp.	210,970
	Media — 5.8%
20,560	Comcast Corp. - Class A2	879,968
42,121	News Corp. - Class A	535,779
10,080	Omnicom Group, Inc.	541,598
		1,957,345
	Metals & Mining — 3.5%
8,310	Arconic Corp.[1]	135,370
8,260	Reliance Steel & Aluminum Co.[2]	811,627
9,100	Steel Dynamics, Inc.[2]	249,431
		1,196,428
	Multi-line Retail — 2.7%
7,360	Target Corp.[2]	926,477
	Oil, Gas & Consumable Fuels — 2.9%
39,300	Devon Energy Corp.	412,257
4,640	Marathon Petroleum Corp.	177,248
46,300	PBF Energy, Inc. - Class A1	401,884
		991,389
	Pharmaceuticals — 2.5%
4,280	Merck & Co., Inc.	343,427
12,720	Pfizer, Inc.	489,466
		832,893
	Professional Services — 0.9%
4,480	ASGN, Inc.[1]	306,701
	Semiconductors & Semiconductor Equipment — 8.1%
13,820	Applied Materials, Inc.[2]	889,040
17,620	Diodes, Inc.[1,2]	906,549
7,063	Intel Corp.	337,117
6,831	Teradyne, Inc.	607,686
		2,740,392
	Software — 6.6%
36,860	Cloudera, Inc.[1]	415,412
22,600	Dropbox, Inc. - Class A1,2	514,150
9,200	Oracle Corp.	510,140
10,440	SPS Commerce, Inc.[1]	784,775
		2,224,477
	Specialty Retail — 4.5%
10,000	Best Buy Co., Inc.[2]	995,900
5,800	Williams-Sonoma, Inc.[2]	505,296
		1,501,196
	Technology Hardware, Storage & Peripherals — 3.1%
25,120	HP, Inc.	441,610
See Notes to Schedules of Portfolio Investments
36

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Technology Hardware, Storage & Peripherals — (Continued)
13,860	NetApp, Inc.	$613,998
		1,055,608
	Textiles, Apparel & Luxury Goods — 1.7%
19,000	Skechers U.S.A., Inc. - Class A1	556,320
	Thrifts & Mortgage Finance — 2.8%
82,290	MGIC Investment Corp.	680,539
17,040	Radian Group, Inc.	254,237
		934,776
	Trading Companies & Distributors — 1.2%
9,960	WESCO International, Inc.[1]	387,145
	TOTAL COMMON STOCKS (Cost $36,645,335)	43,558,164
Face Amount
REPURCHASE AGREEMENT* — 0.3%
$119,991	With Fixed Income Clearing Corp., dated 7/31/20, 0.00%, principal and interest in the amount of $119,991, due 8/3/20, (collateralized by a U.S. Treasury Note with a par value of $116,100, coupon rate of 0.125%, due 04/15/2025, market value of $122,399)	119,991
	TOTAL REPURCHASE AGREEMENT (Cost $119,991)	119,991
TOTAL LONG INVESTMENTS (Cost $36,765,326)	129.4%	$43,678,155
Shares
COMMON STOCKS SOLD SHORT* — (29.3)%
	Aerospace & Defense — (0.8)%
(600)	Boeing Co. (The)	(94,800)
(380)	TransDigm Group, Inc.	(164,000)
		(258,800)
	Air Freight & Logistics — (1.7)%
(1,400)	FedEx Corp.	(235,760)
(2,340)	United Parcel Service, Inc. - Class B	(334,059)
		(569,819)
	Banks — (2.5)%
(3,040)	BOK Financial Corp.	(169,328)
(2,080)	Commerce Bancshares, Inc.	(119,101)
(7,180)	Glacier Bancorp, Inc.	(253,526)
(3,300)	Independent Bank Corp.	(212,916)
(5,280)	WesBanco, Inc.	(104,702)
		(859,573)
	Beverages — (1.0)%
(240)	Boston Beer Co., Inc. (The) Class A1	(194,506)
(1,020)	PepsiCo, Inc.	(140,413)
		(334,919)
	Building Products — (0.8)%
(1,000)	Lennox International, Inc.	(268,140)
	Chemicals — (3.2)%
(3,940)	Albemarle Corp.	(324,893)
See Notes to Schedules of Portfolio Investments
37

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Chemicals — (Continued)
(1)	Dow, Inc.[1]	$(41)
(2,060)	DuPont de Nemours, Inc.	(110,169)
(2,000)	International Flavors & Fragrances, Inc.	(251,900)
(420)	Sherwin-Williams Co. (The)	(272,126)
(2,883)	W R Grace & Co.	(132,993)
		(1,092,122)
	Containers & Packaging — (0.9)%
(3,919)	Ball Corp.	(288,556)
	Entertainment — (0.4)%
(1,180)	Walt Disney Co. (The)	(137,989)
	Equity Real Estate Investment Trusts — (0.9)%
(8,120)	Acadia Realty Trust[1]	(97,765)
(7,280)	Healthpeak Properties, Inc.	(198,671)
		(296,436)
	Gas Utilities — (0.6)%
(3,560)	Northwest Natural Holding Co.	(190,424)
	Health Care Equipment & Supplies — (3.8)%
(2,500)	Abbott Laboratories	(251,600)
(500)	ABIOMED, Inc.[1]	(149,970)
(1,080)	Becton Dickinson and Co.	(303,847)
(480)	Cooper Cos., Inc. (The)	(135,807)
(240)	Intuitive Surgical, Inc.[1]	(164,506)
(6,060)	Merit Medical Systems, Inc.[1]	(271,003)
		(1,276,733)
	Health Care Technology — (0.9)%
(2,060)	Cerner Corp.	(143,067)
(1,720)	Inspire Medical Systems, Inc.[1]	(170,899)
		(313,966)
	Hotels, Restaurants & Leisure — (0.5)%
(1,580)	Cracker Barrel Old Country Store, Inc.	(174,543)
	Independent Power & Renewable Electricity Producer — (0.4)%
(2,480)	Ormat Technologies, Inc.	(147,560)
	Industrial Conglomerates — (0.7)%
(1,660)	3M Co.	(249,780)
	Insurance — (0.7)%
(2,120)	Marsh & McLennan Cos., Inc.	(247,192)
	Machinery — (1.3)%
(1,800)	Deere & Co.	(317,358)
(700)	Illinois Tool Works, Inc.	(129,493)
		(446,851)
	Road & Rail — (1.7)%
(880)	AMERCO	(279,602)
(2,240)	JB Hunt Transport Services, Inc.	(289,856)
		(569,458)
	Semiconductors & Semiconductor Equipment — (3.2)%
(2,020)	Analog Devices, Inc.	(231,997)
(1,960)	Cabot Microelectronics Corp.	(295,411)
(2,580)	Cree, Inc.[1]	(177,814)
See Notes to Schedules of Portfolio Investments
38

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Semiconductors & Semiconductor Equipment — (Continued)
(1,380)	Microchip Technology, Inc.	$(140,387)
(1,780)	Texas Instruments, Inc.	(227,039)
		(1,072,648)
	Specialty Retail — (1.3)%
(2,540)	CarMax, Inc.[1]	(246,304)
(3,440)	Monro, Inc.	(193,672)
		(439,976)
	Thrifts & Mortgage Finance — (0.5)%
(20,360)	Kearny Financial Corp.	(163,694)
	Trading Companies & Distributors — (0.5)%
(700)	Watsco, Inc.	(165,249)
	Water Utilities — (1.0)%
(7,200)	Essential Utilities, Inc.	(326,520)
	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(10,629,005))	(9,890,948)
TOTAL SHORT INVESTMENTS (Proceeds $(10,629,005))	(29.3)%	$(9,890,948)
TOTAL INVESTMENTS (Cost $26,136,321)	100.1%	$33,787,207
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)	(50,100)
NET ASSETS	100.0%	$33,737,107

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	All or portion of security pledged as collateral for securities sold short. The total market value of collateral is $12,438,330.
[3]	Securities or partial securities on loan. See Note 1.
See Notes to Schedules of Portfolio Investments
39

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.0%
	Aerospace & Defense — 2.4%
101,530	Raytheon Technologies Corp.	$5,754,720
	Banks — 4.2%
49,156	JPMorgan Chase & Co.	4,750,436
47,723	PNC Financial Services Group, Inc. (The)	5,090,612
		9,841,048
	Beverages — 2.2%
38,056	PepsiCo, Inc.	5,238,789
	Biotechnology — 3.5%
13,314	Biogen, Inc.[1]	3,657,223
67,397	Gilead Sciences, Inc.	4,686,113
		8,343,336
	Capital Markets — 1.7%
50,478	Northern Trust Corp.	3,954,951
	Chemicals — 1.7%
36,910	PPG Industries, Inc.	3,973,362
	Communications Equipment — 2.4%
117,650	Cisco Systems, Inc.	5,541,315
	Consumer Finance — 1.5%
71,029	Discover Financial Services	3,510,964
	Electrical Equipment — 3.2%
80,781	AMETEK, Inc.	7,532,828
	Electronic Equipment, Instruments & Components — 3.1%
68,022	Amphenol Corp. - Class A	7,194,007
	Food & Staples Retailing — 2.5%
45,504	Walmart, Inc.	5,888,218
	Health Care Equipment & Supplies — 3.9%
43,022	Abbott Laboratories	4,329,734
123,810	Smith & Nephew PLC, Sponsored ADR	4,928,876
		9,258,610
	Health Care Providers & Services — 2.6%
32,365	Laboratory Corp. of America Holdings[1]	6,243,856
	Household Products — 2.5%
76,422	Colgate-Palmolive Co.	5,899,778
	Insurance — 2.2%
40,886	Chubb, Ltd.	5,202,335
	Interactive Media & Services — 7.2%
6,225	Alphabet, Inc. - Class C1	9,231,426
30,237	Facebook, Inc. - Class A1	7,670,220
		16,901,646
	Internet & Direct Marketing Retail — 3.2%
4,475	Booking Holdings, Inc.[1]	7,438,032
	IT Services — 13.1%
25,081	Accenture PLC - Class A	5,637,707
67,873	Cognizant Technology Solutions Corp. - Class A	4,637,083
21,992	Gartner, Inc.[1]	2,741,083
43,090	Global Payments, Inc.	7,670,882
See Notes to Schedules of Portfolio Investments
40

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	IT Services — (Continued)
32,566	Mastercard, Inc. - Class A	$10,047,588
		30,734,343
	Life Sciences Tools & Services — 2.1%
22,703	Waters Corp.[1]	4,839,144
	Machinery — 2.8%
36,597	Parker-Hannifin Corp.	6,547,935
	Media — 2.6%
141,030	Comcast Corp. - Class A	6,036,084
	Multi-line Retail — 3.1%
38,004	Dollar General Corp.	7,235,962
	Oil, Gas & Consumable Fuels — 2.3%
63,580	Chevron Corp.	5,336,905
	Pharmaceuticals — 3.9%
88,178	Bristol-Myers Squibb Co.	5,172,521
27,050	Eli Lilly and Co.	4,065,345
		9,237,866
	Software — 5.0%
24,183	Microsoft Corp.	4,957,757
121,121	Oracle Corp.	6,716,159
		11,673,916
	Specialty Retail — 7.5%
20,714	Home Depot, Inc. (The)	5,499,360
52,588	Tractor Supply Co.	7,506,411
23,780	Ulta Beauty, Inc.[1]	4,589,302
		17,595,073
	Technology Hardware, Storage & Peripherals — 4.9%
26,994	Apple, Inc.	11,473,530
	Textiles, Apparel & Luxury Goods — 1.7%
51,962	Carter’s, Inc.	4,090,449
	TOTAL COMMON STOCKS (Cost $135,402,953)	232,519,002
Face Amount
REPURCHASE AGREEMENT* — 1.0%
$2,283,263	With Fixed Income Clearing Corp., dated 7/31/20, 0.00%, principal and interest in the amount of $2,283,263, due 8/3/20, (collateralized by a U.S. Treasury Note with a par value of $2,209,100, coupon rate of 0.125%, due 04/15/2025, market value of $2,328,952)	2,283,263
	TOTAL REPURCHASE AGREEMENT (Cost $2,283,263)	2,283,263
TOTAL INVESTMENTS (Cost $137,686,216)	100.0%	$234,802,265
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.0)	(25,775)
NET ASSETS	100.0%	$234,776,490

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.

See Notes to Schedules of Portfolio Investments
41

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2020 - (Unaudited)
Abbreviations:
ADR — American Depositary Receipt
See Notes to Schedules of Portfolio Investments
42

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.1%
	Aerospace & Defense — 1.3%
308,005	AAR Corp.	$5,303,846
164,278	Mercury Systems, Inc.[1]	12,720,046
		18,023,892
	Air Freight & Logistics — 2.2%
581,303	Atlas Air Worldwide Holdings, Inc.[1]	30,274,260
	Auto Components — 1.6%
169,701	LCI Industries	21,348,386
	Banks — 10.0%
411,656	Ameris Bancorp	9,498,962
1,545,919	First Horizon National Corp.	14,330,669
708,421	First Midwest Bancorp, Inc.	8,596,689
1,992,290	FNB Corp.	14,762,869
457,124	Hancock Whitney Corp.	8,712,783
563,215	Simmons First National Corp. - Class A	9,343,737
536,327	TCF Financial Corp.	14,743,629
1,108,348	Umpqua Holdings Corp.	12,025,576
512,370	United Community Banks, Inc.	9,186,794
561,750	Western Alliance Bancorp	20,194,913
308,983	Wintrust Financial Corp.	13,224,472
		134,621,093
	Building Products — 3.3%
912,784	Builders FirstSource, Inc.[1]	21,623,853
264,992	Masonite International Corp.[1]	22,352,075
		43,975,928
	Capital Markets — 1.4%
426,809	Blucora, Inc.[1]	5,032,078
256,675	Evercore, Inc. - Class A	14,194,128
		19,226,206
	Chemicals — 0.8%
966,076	Ferro Corp.[1]	11,293,428
	Communications Equipment — 2.0%
445,881	Ciena Corp.[1]	26,534,378
	Construction & Engineering — 4.0%
378,898	Arcosa, Inc.	15,997,074
222,445	Dycom Industries, Inc.[1]	9,527,319
222,455	EMCOR Group, Inc.	15,238,168
343,699	MasTec, Inc.[1]	13,672,346
		54,434,907
	Containers & Packaging — 2.0%
1,125,458	Graphic Packaging Holding Co.	15,688,885
312,729	Silgan Holdings, Inc.	11,961,884
		27,650,769
	Diversified Telecommunication Services — 1.7%
1,917,977	Vonage Holdings Corp.[1]	22,919,825
	Electric Utilities — 1.6%
176,491	Otter Tail Corp.	6,750,781
351,031	Portland General Electric Co.	15,490,998
		22,241,779
See Notes to Schedules of Portfolio Investments
43

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Electrical Equipment — 1.3%
251,792	EnerSys	$16,935,530
	Electronic Equipment, Instruments & Components — 3.1%
460,055	II-VI, Inc.[1,2]	23,333,990
1,541,032	TTM Technologies, Inc.[1]	18,970,104
		42,304,094
	Equity Real Estate Investment Trusts — 5.6%
572,015	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	20,037,685
555,393	Hudson Pacific Properties, Inc.	13,090,613
1,333,245	Lexington Realty Trust	15,465,642
782,733	Outfront Media, Inc.	11,279,183
495,662	STAG Industrial, Inc.	16,158,581
		76,031,704
	Food Products — 1.2%
1,258,932	Hostess Brands, Inc.[1]	15,963,258
	Gas Utilities — 0.5%
218,180	New Jersey Resources Corp.	6,776,671
	Health Care Equipment & Supplies — 5.5%
226,847	Cantel Medical Corp.	10,718,521
70,408	ICU Medical, Inc.[1]	12,936,062
429,744	Merit Medical Systems, Inc.[1]	19,218,151
229,766	Neogen Corp.[1]	17,639,136
235,166	NuVasive, Inc.[1]	13,437,385
		73,949,255
	Health Care Providers & Services — 3.7%
203,381	AMN Healthcare Services, Inc.[1]	11,173,752
316,813	HealthEquity, Inc.[1]	16,334,878
1,675,479	R1 RCM, Inc.[1]	22,903,798
		50,412,428
	Health Care Technology — 2.4%
1,276,530	Evolent Health, Inc. - Class A1,2	14,871,575
579,839	Vocera Communications, Inc.[1,2]	17,841,646
		32,713,221
	Hotels, Restaurants & Leisure — 3.5%
936,251	Boyd Gaming Corp.	22,161,061
739,225	Penn National Gaming, Inc.[1,2]	25,022,766
		47,183,827
	Household Durables — 2.2%
75,785	Helen of Troy, Ltd.[1]	14,266,526
916,696	TRI Pointe Group, Inc.[1]	15,327,157
		29,593,683
	Household Products — 1.7%
459,079	Energizer Holdings, Inc.	23,013,630
	Independent Power & Renewable Electricity Producer — 0.4%
97,297	Ormat Technologies, Inc.	5,789,172
	IT Services — 1.4%
91,432	CACI International, Inc. - Class A1	19,001,398
	Leisure Product — 1.4%
980,745	Callaway Golf Co.	18,683,192
See Notes to Schedules of Portfolio Investments
44

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Life Sciences Tools & Services — 3.9%
283,072	Luminex Corp.	$10,303,821
619,929	NeoGenomics, Inc.[1]	23,699,886
302,149	Syneos Health, Inc.[1]	18,851,076
		52,854,783
	Machinery — 4.1%
597,439	Hillenbrand, Inc.	17,463,142
772,957	Rexnord Corp.	22,392,564
337,341	Timken Co. (The)	15,402,990
		55,258,696
	Media — 1.6%
243,969	Nexstar Media Group, Inc. - Class A	21,383,883
	Oil, Gas & Consumable Fuels — 0.8%
299,206	Delek US Holdings, Inc.	5,230,121
606,729	Matador Resources Co.[1,2]	5,266,408
		10,496,529
	Paper & Forest Products — 1.2%
349,565	Boise Cascade Co.	16,286,233
	Pharmaceuticals — 4.5%
326,390	Horizon Therapeutics PLC[1]	19,971,804
288,095	Pacira BioSciences, Inc.[1]	15,156,678
379,595	Prestige Consumer Healthcare, Inc.[1]	14,117,138
517,261	Supernus Pharmaceuticals, Inc.[1]	11,516,816
		60,762,436
	Professional Services — 1.4%
268,905	ASGN, Inc.[1]	18,409,236
	Semiconductors & Semiconductor Equipment — 3.5%
398,945	Diodes, Inc.[1]	20,525,720
374,017	Entegris, Inc.	26,895,563
		47,421,283
	Software — 6.6%
418,012	CommVault Systems, Inc.[1]	18,425,969
1,273,598	FireEye, Inc.[1]	19,231,330
220,007	j2 Global, Inc.[1,2]	12,478,797
290,418	SPS Commerce, Inc.[1]	21,830,721
382,321	Verint Systems, Inc.[1]	17,162,390
		89,129,207
	Specialty Retail — 1.9%
250,389	Asbury Automotive Group, Inc.[1]	25,076,458
	Textiles, Apparel & Luxury Goods — 0.7%
204,359	Oxford Industries, Inc.	8,775,176
	Thrifts & Mortgage Finance — 1.0%
891,763	Radian Group, Inc.	13,305,104
	Trading Companies & Distributors — 2.1%
534,371	Beacon Roofing Supply, Inc.[1]	16,651,000
308,983	WESCO International, Inc.[1]	12,010,170
		28,661,170
	TOTAL COMMON STOCKS (Cost $1,208,589,515)	1,338,716,108
See Notes to Schedules of Portfolio Investments
45

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2020 - (Unaudited)
Face Amount		Value
REPURCHASE AGREEMENT* — 0.3%
$3,814,307	With Fixed Income Clearing Corp., dated 7/31/20, 0.00%, principal and interest in the amount of $3,814,307, due 8/3/20, (collateralized by a U.S. Treasury Note with a par value of $3,690,400, coupon rate of 0.125%, due 04/15/2025, market value of $3,890,619)	$3,814,307
	TOTAL REPURCHASE AGREEMENT (Cost $3,814,307)	3,814,307
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 0.9%
12,822,357	State Street Navigator Securities Lending Government Money Market Portfolio[3]	12,822,357
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $12,822,357)	12,822,357
TOTAL INVESTMENTS (Cost $1,225,226,179)	100.3%	$1,355,352,772
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.3)	(4,391,302)
NET ASSETS	100.0%	$1,350,961,470

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Represents an investment of securities lending cash collateral.
See Notes to Schedules of Portfolio Investments
46

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — 98.9%
	Aerospace & Defense — 4.3%
1,935	General Dynamics Corp.	$283,942
2,040	L3Harris Technologies, Inc.	343,393
1,130	Northrop Grumman Corp.	367,261
		994,596
	Banks — 2.8%
3,169	M&T Bank Corp.	335,756
9,853	Zions Bancorp N.A.	319,927
		655,683
	Capital Markets — 5.5%
2,341	Ameriprise Financial, Inc.	359,648
8,100	Bank of New York Mellon Corp. (The)	290,385
14,685	Franklin Resources, Inc.	309,119
4,688	State Street Corp.	299,048
		1,258,200
	Chemicals — 1.1%
2,351	FMC Corp.	249,324
	Distributors — 1.3%
3,362	Genuine Parts Co.	303,084
	Diversified Telecommunication Services — 3.1%
23,882	AT&T, Inc.	706,430
	Electric Utilities — 4.6%
4,794	Duke Energy Corp.	406,244
8,868	Exelon Corp.	342,393
11,907	PPL Corp.	316,964
		1,065,601
	Equity Real Estate Investment Trusts — 3.2%
3,261	Lamar Advertising Co. - Class A	214,345
1,453	Public Storage	290,426
3,884	Realty Income Corp.	233,234
		738,005
	Food & Staples Retailing — 2.2%
12,584	Walgreens Boots Alliance, Inc.	512,295
	Food Products — 9.2%
14,227	Archer-Daniels-Midland Co.	609,342
12,030	Conagra Brands, Inc.	450,524
8,282	General Mills, Inc.	524,002
8,634	Tyson Foods, Inc. - Class A	530,559
		2,114,427
	Health Care Equipment & Supplies — 1.5%
3,571	Medtronic PLC	344,530
	Health Care Providers & Services — 6.0%
3,620	AmerisourceBergen Corp.	362,688
970	Anthem, Inc.	265,586
2,421	Cigna Corp.	418,082
1,727	Laboratory Corp. of America Holdings[1]	333,173
		1,379,529
	Household Products — 1.9%
2,915	Kimberly-Clark Corp.	443,197
See Notes to Schedules of Portfolio Investments
47

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Insurance — 11.4%
7,404	Aflac, Inc.	$263,360
2,487	Allstate Corp. (The)	234,748
3,274	Chubb, Ltd.	416,584
8,816	CNA Financial Corp.	293,573
1,995	Everest Re Group, Ltd.	436,486
4,595	Globe Life, Inc.	365,762
8,044	MetLife, Inc.	304,465
7,480	Principal Financial Group, Inc.	317,377
		2,632,355
	Internet & Direct Marketing Retail — 1.2%
4,914	eBay, Inc.	271,646
	IT Services — 1.0%
1,896	International Business Machines Corp.	233,094
	Machinery — 3.8%
1,736	Snap-on, Inc.	253,230
2,348	Stanley Black & Decker, Inc.	359,995
4,218	Westinghouse Air Brake Technologies Corp.	262,318
		875,543
	Media — 5.1%
12,596	Comcast Corp. - Class A	539,109
12,796	Fox Corp. - Class A	329,753
5,736	Omnicom Group, Inc.	308,195
		1,177,057
	Metals & Mining — 2.3%
3,845	Newmont Corp.	266,074
2,660	Reliance Steel & Aluminum Co.	261,372
		527,446
	Multi-Utilities — 4.5%
2,746	DTE Energy Co.	317,520
6,330	Public Service Enterprise Group, Inc.	354,100
3,013	Sempra Energy	374,998
		1,046,618
	Oil, Gas & Consumable Fuels — 4.2%
4,559	EOG Resources, Inc.	213,589
3,002	Pioneer Natural Resources Co.	290,954
4,068	Valero Energy Corp.	228,744
11,974	Williams Cos., Inc. (The)	229,062
		962,349
	Pharmaceuticals — 11.4%
8,557	Bristol-Myers Squibb Co.	501,954
6,369	Johnson & Johnson	928,345
4,619	Merck & Co., Inc.	370,628
21,137	Pfizer, Inc.	813,352
		2,614,279
	Semiconductors & Semiconductor Equipment — 3.8%
5,262	Applied Materials, Inc.	338,505
11,291	Intel Corp.	538,919
		877,424
	Software — 1.0%
4,218	Oracle Corp.	233,888
See Notes to Schedules of Portfolio Investments
48

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Specialty Retail — 1.3%
1,931	Advance Auto Parts, Inc.	$289,920
	Textiles, Apparel & Luxury Goods — 1.2%
3,886	Ralph Lauren Corp.[1]	277,072
	TOTAL COMMON STOCKS (Cost $20,854,149)	22,783,592
Face Amount
REPURCHASE AGREEMENT* — 0.5%
$104,091	With Fixed Income Clearing Corp., dated 7/31/20, 0.00%, principal and interest in the amount of $104,091, due 8/3/20, (collateralized by a U.S. Treasury Note with a par value of $100,800, coupon rate of 0.125%, due 04/15/2025, market value of $106,269)	104,091
	TOTAL REPURCHASE AGREEMENT (Cost $104,091)	104,091
TOTAL INVESTMENTS (Cost $20,958,240)	99.4%	$22,887,683
OTHER ASSETS IN EXCESS OF LIABILITIES	0.6	145,202
NET ASSETS	100.0%	$23,032,885

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Schedules of Portfolio Investments
49

THE GLENMEDE FUND, INC.

Equity Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — 98.8%
	Beverages — 2.9%
4,261	PepsiCo, Inc.	$586,569
	Biotechnology — 2.8%
2,331	Amgen, Inc.	570,326
	Capital Markets — 4.8%
1,456	Ameriprise Financial, Inc.	223,685
489	BlackRock, Inc.	281,180
3,240	Northern Trust Corp.	253,854
1,578	T Rowe Price Group, Inc.	217,922
		976,641
	Chemicals — 5.4%
1,429	Air Products and Chemicals, Inc.	409,594
3,372	PPG Industries, Inc.	362,996
3,850	RPM International, Inc.	314,122
		1,086,712
	Communications Equipment — 3.2%
13,685	Cisco Systems, Inc.	644,563
	Distributors — 1.5%
3,424	Genuine Parts Co.	308,674
	Electric Utilities — 4.7%
8,220	OGE Energy Corp.	270,438
4,054	Pinnacle West Capital Corp.	336,806
6,277	Southern Co. (The)	342,787
		950,031
	Electrical Equipment — 5.3%
3,180	Eaton Corp. PLC	296,153
4,785	Emerson Electric Co.	296,718
2,150	Rockwell Automation, Inc.	469,001
		1,061,872
	Electronic Equipment, Instruments & Components — 0.9%
2,025	TE Connectivity, Ltd.	180,367
	Equity Real Estate Investment Trusts — 2.0%
6,035	Lamar Advertising Co. - Class A	396,681
	Food & Staples Retailing — 1.4%
6,807	Walgreens Boots Alliance, Inc.	277,113
	Food Products — 3.0%
2,355	Hershey Co. (The)	342,440
5,252	Hormel Foods Corp.	267,117
		609,557
	Gas Utilities — 2.0%
12,005	UGI Corp.	400,247
	Health Care Providers & Services — 2.4%
3,805	Quest Diagnostics, Inc.	483,501
	Hotels, Restaurants & Leisure — 3.6%
2,424	McDonald’s Corp.	470,935
3,370	Starbucks Corp.	257,906
		728,841
See Notes to Schedules of Portfolio Investments
50

THE GLENMEDE FUND, INC.

Equity Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Household Products — 5.7%
2,022	Clorox Co. (The)	$478,223
5,949	Colgate-Palmolive Co.	459,263
1,383	Kimberly-Clark Corp.	210,271
		1,147,757
	Industrial Conglomerates — 1.7%
2,325	3M Co.	349,843
	Insurance — 5.5%
7,311	Aflac, Inc.	260,052
1,757	Allstate Corp. (The)	165,843
1,631	Everest Re Group, Ltd.	356,847
7,526	Principal Financial Group, Inc.	319,328
		1,102,070
	IT Services — 4.6%
1,140	Accenture PLC - Class A	256,249
9,250	Paychex, Inc.	665,260
		921,509
	Machinery — 5.3%
1,932	Cummins, Inc.	373,378
1,747	Illinois Tool Works, Inc.	323,177
2,641	Snap-on, Inc.	385,243
		1,081,798
	Media — 2.5%
6,815	Comcast Corp. - Class A	291,682
4,030	Omnicom Group, Inc.	216,532
		508,214
	Multi-Utilities — 3.0%
2,934	DTE Energy Co.	339,259
4,695	Public Service Enterprise Group, Inc.	262,638
		601,897
	Oil, Gas & Consumable Fuels — 3.3%
2,100	Chevron Corp.	176,274
4,424	ConocoPhillips	165,413
2,591	Phillips 66	160,694
3,053	Valero Energy Corp.	171,670
		674,051
	Pharmaceuticals — 10.2%
1,529	Eli Lilly and Co.	229,793
4,550	Johnson & Johnson	663,208
6,882	Merck & Co., Inc.	552,212
16,061	Pfizer, Inc.	618,027
		2,063,240
	Semiconductors & Semiconductor Equipment — 6.7%
4,494	Intel Corp.	214,498
8,619	Maxim Integrated Products, Inc.	586,868
4,345	Texas Instruments, Inc.	554,205
		1,355,571
	Specialty Retail — 2.7%
2,085	Home Depot, Inc. (The)	553,547
See Notes to Schedules of Portfolio Investments
51

THE GLENMEDE FUND, INC.

Equity Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2020 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Technology Hardware, Storage & Peripherals — 1.7%
7,832	NetApp, Inc.	$346,959
	TOTAL COMMON STOCKS (Cost $17,454,880)	19,968,151
Face Amount
REPURCHASE AGREEMENT* — 1.2%
$241,954	With Fixed Income Clearing Corp., dated 7/31/20, 0.00%, principal and interest in the amount of $241,954, due 8/3/20, (collateralized by a U.S. Treasury Note with a par value of $234,100, coupon rate of 0.125%, due 04/15/2025, market value of $246,801)	241,954
	TOTAL REPURCHASE AGREEMENT (Cost $241,954)	241,954
TOTAL INVESTMENTS (Cost $17,696,834)	100.0%	$20,210,105
OTHER ASSETS IN EXCESS OF LIABILITIES	0.0	9,450
NET ASSETS	100.0%	$20,219,555

*	Percentages indicated are based on net assets.
See Notes to Schedules of Portfolio Investments
52

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2020 - (Unaudited)
Shares		Value
EXCHANGE-TRADED FUNDS* — 3.4%
22,100	SPDR S&P 500 ETF Trust[1]	$7,216,092
30,000	Vanguard S&P 500 ETF[1]	9,003,000
	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,430,609)	16,219,092
Face Amount
U.S. TREASURY BILLS* — 25.0%
$60,000,000	U.S. Treasury Bill, 0.130% due 10/8/20[1]	59,989,000
60,000,000	U.S. Treasury Bill, 0.151% due 01/7/21[1]	59,970,563
	TOTAL U.S. TREASURY BILLS (Cost $119,945,517)	119,959,563
REPURCHASE AGREEMENT* — 0.1%
453,738	With Fixed Income Clearing Corp., dated 7/31/20, 0.00%, principal and interest in the amount of $453,738, due 8/3/20, (collateralized by a U.S. Treasury Note with a par value of $439,000, coupon rate of 0.125%, due 04/15/2025, market value of $462,817)	453,738
	TOTAL REPURCHASE AGREEMENT (Cost $453,738)	453,738
TOTAL PURCHASED OPTIONS (Cost $716,023,926)	160.0%	766,300,245
TOTAL INVESTMENTS (Cost $842,853,790)	188.5%	$902,932,638
LIABILITIES IN EXCESS OF OTHER ASSETS	(88.5)	(423,950,058)
NET ASSETS[2]	100.0%	$478,982,580

*	Percentages indicated are based on net assets.
[1]	All or a portion of this security is held as collateral for written options.
[2]	Cash in the amount of $1,126,275 is held as collateral to secure the open written call and put options contracts.
See Notes to Schedules of Portfolio Investments
53

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2020 - (Unaudited)
Description	Counterparty	Exercise Price/ FX Rate	Expiration Date		Number of Contracts	Notional Amount	Market Value	Premiums Paid (Recieved by Fund)	Unrealized Appreciation/ (Depreciation)
PURCHASED OPTIONS
CALLS:
S&P 500 Index	OCC**	1,000.00	09/18/20	USD	3,383	$1,106,619,896	$765,606,730	$711,695,039	$53,911,691
PUTS:
S&P 500 Index	OCC**	2,000.00	09/18/20	USD	3,383	1,106,619,896	693,515	4,328,887	(3,635,372)
TOTAL PURCHASED OPTIONS						$2,213,239,792	$766,300,245	$716,023,926	$50,276,319
WRITTEN OPTIONS
CALL:
S&P 500 Index	OCC**	2,000.00	09/18/20	USD	3,383	(1,106,619,896)	(428,118,650)	(377,654,845)	(50,463,805)
PUTS:
S&P 500 Index	OCC**	3,000.00	08/21/20	USD	300	(98,133,600)	(321,000)	(833,450)	512,450
S&P 500 Index	OCC**	3,100.00	08/21/20	USD	680	(222,436,160)	(1,366,800)	(2,988,859)	1,622,059
S&P 500 Index	OCC**	3,150.00	08/21/20	USD	30	(9,813,360)	(83,250)	(148,645)	65,395
S&P 500 Index	OCC**	3,200.00	08/21/20	USD	150	(49,066,800)	(570,750)	(1,005,574)	434,824
S&P 500 Index	OCC**	3,300.00	08/21/20	USD	260	(85,049,120)	(1,898,000)	(3,074,171)	1,176,171
S&P 500 Index	OCC**	1,000.00	09/18/20	USD	3,383	(1,106,619,896)	(67,660)	(376,968)	309,308
TOTAL PUTS						$(1,571,118,936)	$(4,307,460)	$(8,427,667)	$4,120,207
TOTAL WRITTEN OPTIONS						$(2,677,738,832)	$(432,426,110)	$(386,082,512)	$(46,343,598)

**	The Options Clearing Corp
See Notes to Schedules of Portfolio Investments
54

THE GLENMEDE FUND, INC.

Global Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2020 - (Unaudited)
Shares		Value
EXCHANGE-TRADED FUND* — 1.8%
3,500	iShares MSCI Emerging Markets ETF	$151,515
	TOTAL EXCHANGE-TRADED FUND (Cost $128,152)	151,515
Face Amount
U.S. TREASURY BILLS* — 27.9%
$1,200,000	U.S. Treasury Bill, 0.130% due 10/8/20[1]	1,199,780
1,200,000	U.S. Treasury Bill, 0.151% due 01/7/21[1]	1,199,411
	TOTAL U.S. TREASURY BILLS (Cost $2,398,910)	2,399,191
REPURCHASE AGREEMENT* — 4.6%
394,187	With Fixed Income Clearing Corp., dated 7/31/20, 0.00%, principal and interest in the amount of $394,187, due 8/3/20, (collateralized by a U.S. Treasury Note with a par value of $381,400, coupon rate of 0.125%, due 04/15/2025, market value of $402,092)	394,187
	TOTAL REPURCHASE AGREEMENT (Cost $394,187)	394,187
TOTAL PURCHASED OPTIONS (Cost $3,598,110)	44.8%	3,850,755
TOTAL INVESTMENTS (Cost $6,519,359)	79.1%	$6,795,648
OTHER ASSETS IN EXCESS OF LIABILITIES	20.9	1,795,949
NET ASSETS[2]	100.0%	$8,591,597

*	Percentages indicated are based on net assets.
[1]	All or a portion of this security is held as collateral for written options.
[2]	Cash in the amount of $4,107,912 is held as collateral to secure the open written call and put options contracts.
See Notes to Schedules of Portfolio Investments
55

THE GLENMEDE FUND, INC.

Global Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2020 - (Unaudited)
Description	Counterparty	Exercise Price/ FX Rate	Expiration Date		Number of Contracts	Notional Amount	Market Value	Premiums Paid (Recieved by Fund)	Unrealized Appreciation/ (Depreciation)
PURCHASED OPTIONS
CALLS:
S&P 500 Index	OCC**	1,000.00	09/18/20	USD	17	$5,560,904	$3,847,270	$3,576,357	$270,913
PUTS:
S&P 500 Index	OCC**	2,000.00	09/18/20	USD	17	5,560,904	3,485	21,753	(18,268)
TOTAL PURCHASED OPTIONS						$11,121,808	$3,850,755	$3,598,110	$252,645
WRITTEN OPTIONS
CALL:
S&P 500 Index	OCC**	2,000.00	09/18/20	USD	17	(5,560,904)	(2,151,350)	(1,897,763)	(253,587)
PUTS:
iShares MSCI Emerging Markets ETF	OCC**	42.00	08/21/20	USD	150	(649,350)	(6,600)	(13,425)	6,825
iShares MSCI EAFE ETF	OCC**	63.00	08/21/20	USD	200	(865,800)	(33,000)	(26,050)	(6,950)
Russell 2000 Index	OCC**	1,450.00	08/21/20	USD	5	(740,215)	(15,275)	(25,085)	9,810
S&P 500 Index	OCC**	3,200.00	08/21/20	USD	13	(4,252,456)	(49,465)	(102,035)	52,570
S&P 500 Index	OCC**	1,000.00	09/18/20	USD	17	(5,560,904)	(340)	(1,894)	1,554
TOTAL PUTS						$(12,068,725)	$(104,680)	$(168,489)	$63,809
TOTAL WRITTEN OPTIONS						$(17,629,629)	$(2,256,030)	$(2,066,252)	$(189,778)

**	The Options Clearing Corp
See Notes to Schedules of Portfolio Investments
56

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2020 - (Unaudited)
Face Amount		Value
AGENCY NOTES* — 13.2%
	Federal Home Loan Bank — 6.5%
$6,000,000	2.000% due 12/11/24	$6,011,396
15,000,000	2.750% due 12/13/24	16,555,973
4,000,000	5.500% due 7/15/36	6,367,775
		28,935,144
	Federal National Mortgage Association — 6.7%
10,000,000	2.000% due 10/5/22	10,400,981
10,000,000	2.625% due 9/6/24	10,961,659
7,960,000	2.125% due 4/24/26	8,699,115
		30,061,755
	TOTAL AGENCY NOTES (Cost $54,968,756)	58,996,899
MORTGAGE-BACKED SECURITIES*,1 — 35.7%
	Federal Home Loan Mortgage Corporation — 14.8%
9,107	# G12342, 5.500% due 8/1/21	9,195
9,030	# J03604, 5.500% due 10/1/21	9,181
4,771	# J03649, 5.500% due 10/1/21	4,836
19,853	# J03536, 5.500% due 11/1/21	19,986
7,338	# G18163, 5.500% due 1/1/22	7,498
43,440	# G13396, 5.500% due 12/1/23	45,083
38,523	# D78677, 8.000% due 3/1/27	39,433
89,748	# C00742, 6.500% due 4/1/29	101,514
2,962,268	# J38111, 3.000% due 12/1/32	3,150,085
19,530	# A68937, 6.000% due 11/1/37	21,997
228,168	# A69653, 5.500% due 12/1/37	262,473
281,135	# A73370, 5.000% due 2/1/38	321,579
243,670	# A90421, 4.500% due 12/1/39	271,026
288,640	# A92890, 4.500% due 7/1/40	315,653
1,177,784	# A97620, 4.500% due 3/1/41	1,309,211
2,032,402	# C03770, 3.500% due 2/1/42	2,172,667
935,832	# Q07651, 3.500% due 4/1/42	1,019,828
2,473,952	# Q41208, 3.500% due 6/1/46	2,644,295
9,082,435	# G08737, 3.000% due 12/1/46	9,637,598
3,009,259	# Q45735, 3.000% due 1/1/47	3,192,547
8,288,199	# Q46279, 3.500% due 2/1/47	8,778,644
7,615,674	# Q47596, 4.000% due 4/1/47	8,141,593
8,572,660	# QA5249, 3.000% due 12/1/49	9,076,132
14,500,000	# RA3173, 3.000% due 7/1/50	15,351,583
		65,903,637
	Federal National Mortgage Association — 19.1%
619	# 125275, 7.000% due 3/1/24	657
413,065	# AH6827, 4.000% due 3/1/26	438,484
279,903	# AI1657, 4.000% due 4/1/26	296,344
628,468	# AB3900, 3.000% due 11/1/26	660,253
17,069	# 373328, 8.000% due 3/1/27	17,137
919,251	# AK4751, 3.000% due 4/1/27	971,537
11,739	# 390895, 8.000% due 6/1/27	11,914
1,682,532	# AO0533, 3.000% due 6/1/27	1,769,045
36,398	# 397602, 8.000% due 8/1/27	38,159
611	# 499335, 6.500% due 8/1/29	681
3,829	# 252806, 7.500% due 10/1/29	4,499
220	# 523497, 7.500% due 11/1/29	252
4,496,139	# BC2462, 3.000% due 2/1/31	4,719,067
1,666	# 588945, 7.000% due 6/1/31	1,867
7,742,397	# AS7429, 2.500% due 6/1/31	8,133,457
See Notes to Schedules of Portfolio Investments
57

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2020 - (Unaudited)
Face Amount		Value
MORTGAGE-BACKED SECURITIES*,1 — (Continued)
	Federal National Mortgage Association — (Continued)
$50,129	# 607862, 7.000% due 9/1/31	$56,688
2,374	# 656872, 6.500% due 8/1/32	2,643
6,716,421	# MA3391, 3.000% due 6/1/33	7,044,142
133,590	# 789856, 6.000% due 8/1/34	153,167
4,197,764	# MA3865, 3.000% due 12/1/34	4,404,714
43,179	# 829202, 5.000% due 7/1/35	48,549
98,762	# 826586, 5.000% due 8/1/35	113,295
23,128	# 256216, 7.000% due 4/1/36	27,782
129,121	# 898412, 5.000% due 10/1/36	147,409
9,875	# 910894, 5.000% due 2/1/37	10,916
17,782	# 912456, 6.500% due 3/1/37	20,424
299,854	# 973241, 5.000% due 3/1/38	342,943
76,154	# 975593, 5.000% due 6/1/38	85,598
104,370	# 257573, 5.500% due 2/1/39	119,728
360,188	# AD7128, 4.500% due 7/1/40	400,317
3,915,244	# AH1568, 4.500% due 12/1/40	4,359,832
1,633,606	# AH6991, 4.000% due 1/1/41	1,797,124
762,720	# AH4004, 4.500% due 3/1/41	848,993
856,333	# AH8351, 4.000% due 3/1/41	937,985
829,999	# AJ1315, 4.000% due 9/1/41	917,172
1,002,825	# AI8779, 4.000% due 11/1/41	1,103,287
1,609,043	# AJ5958, 4.000% due 12/1/41	1,769,517
733,429	# AK5070, 3.500% due 3/1/42	806,511
2,854,883	# AK5426, 3.500% due 3/1/42	3,088,897
4,768,903	# AT7682, 3.500% due 6/1/43	5,244,118
4,148,544	# AS6326, 3.500% due 12/1/45	4,438,703
4,369,166	# AS6881, 3.500% due 3/1/46	4,653,124
4,095,453	# BC0960, 4.000% due 6/1/46	4,399,481
4,124,481	# AS8966, 4.000% due 3/1/47	4,402,498
4,627,171	# AS9988, 4.500% due 7/1/47	4,990,298
5,194,695	# MA3210, 3.500% due 12/1/47	5,494,574
5,401,622	# BJ9251, 3.500% due 6/1/48	5,695,958
		84,989,740
	Government National Mortgage Association — 1.8%
599	# 464049, 7.000% due 7/15/28	601
10,751	# 476259, 7.000% due 8/15/28	10,791
6,227	# 485264, 7.500% due 2/15/31	6,269
15,912	# 559304, 7.000% due 9/15/31	16,965
208,908	# 651859, 5.000% due 6/15/36	238,136
136,094	# 782150, 5.500% due 4/15/37	159,169
25,569	# 662521, 6.000% due 8/15/37	30,324
39,478	# 677545, 6.000% due 11/15/37	44,074
53,179	# 676291, 6.000% due 12/15/37	60,920
53,580	# 685836, 5.500% due 4/15/38	59,587
278,057	# 698235, 5.000% due 6/15/39	311,213
6,863,202	# MA6474, 3.000% due 2/20/50	7,268,826
		8,206,875
	TOTAL MORTGAGE-BACKED SECURITIES (Cost $153,855,743)	159,100,252
CORPORATE NOTES* — 27.7%
	Automotive — 0.5%
2,000,000	American Honda Finance Corp., 3.450% due 7/14/23	2,162,563
See Notes to Schedules of Portfolio Investments
58

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2020 - (Unaudited)
Face Amount		Value
CORPORATE NOTES* — (Continued)
	Banking — 7.3%
$6,000,000	JPMorgan Chase & Co., (3M USD LIBOR * 0.95 + 2.56%), 3.509% due 1/23/29[2]	$6,826,998
10,000,000	PNC Bank NA, 2.625% due 2/17/22	10,342,548
6,500,000	PNC Bank NA, 3.250% due 6/1/25	7,267,938
7,000,000	Truist Bank, 3.625% due 9/16/25	7,939,182
		32,376,666
	Beverages, Food & Tobacco — 3.0%
1,000,000	Archer-Daniels-Midland Co., 2.750% due 3/27/25	1,094,604
5,000,000	Coca-Cola Co. (The), 2.875% due 10/27/25[3]	5,581,688
6,000,000	Coca-Cola Co. (The), 2.250% due 9/1/26	6,557,396
		13,233,688
	Communications — 4.4%
14,000,000	Amazon.com, Inc., 4.800% due 12/5/34	19,775,875
	Computer Software & Processing — 6.9%
11,250,000	Apple, Inc., 4.500% due 2/23/36	15,343,974
8,000,000	Microsoft Corp., 3.450% due 8/8/36	10,018,836
5,000,000	Oracle Corp., 2.800% due 4/1/27	5,552,094
		30,914,904
	Heavy Machinery — 1.1%
4,750,000	John Deere Capital Corp., 0.700% due 7/5/23	4,799,929
	Insurance — 1.3%
5,100,000	Aflac, Inc., 2.875% due 10/15/26	5,687,397
	Pharmaceuticals — 1.2%
5,000,000	Merck & Co., Inc., 2.750% due 2/10/25	5,460,991
	Retailers — 2.0%
5,325,000	Target Corp., 7.000% due 1/15/38	8,939,466
	TOTAL CORPORATE NOTES (Cost $106,609,210)	123,351,479
U.S. TREASURY NOTES/BONDS* — 20.7%
5,000,000	U.S. Treasury Bonds, 6.250% due 8/15/23[3]	5,926,563
5,000,000	U.S. Treasury Bonds, 6.625% due 2/15/27	7,030,664
10,000,000	U.S. Treasury Bonds, 1.125% due 5/15/40	10,264,453
12,000,000	U.S. Treasury Bonds, 3.125% due 11/15/41	16,830,000
See Notes to Schedules of Portfolio Investments
59

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2020 - (Unaudited)
Face Amount		Value
U.S. TREASURY NOTES/BONDS* — (Continued)
$9,000,000	U.S. Treasury Bonds, 3.750% due 11/15/43	$13,899,023
5,000,000	U.S. Treasury Bonds, 3.000% due 5/15/47	7,109,570
5,000,000	U.S. Treasury Bonds, 2.750% due 8/15/47	6,825,781
10,000,000	U.S. Treasury Notes, 2.875% due 5/31/25	11,278,125
6,000,000	U.S. Treasury Notes, 2.250% due 8/15/27	6,774,844
5,000,000	U.S. Treasury Notes, 3.125% due 11/15/28	6,082,227
	TOTAL U.S. TREASURY NOTES/BONDS (Cost $79,193,243)	92,021,250
REPURCHASE AGREEMENT* — 3.7%
16,484,746	With Fixed Income Clearing Corp., dated 7/31/20, 0.00%, principal and interest in the amount of $16,484,746, due 8/3/20, (collateralized by a U.S. Treasury Note with a par value of $15,949,200, coupon rate of 0.125%, due 04/15/2025, market value of $16,814,506)	16,484,746
	TOTAL REPURCHASE AGREEMENT (Cost $16,484,746)	16,484,746
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 0.3%
1,245,600	State Street Navigator Securities Lending Government Money Market Portfolio[4]	1,245,600
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $1,245,600)	1,245,600
TOTAL INVESTMENTS (Cost $412,357,298)	101.3%	$451,200,226
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.3)	(5,691,223)
NET ASSETS	100.0%	$445,509,003

*	Percentages indicated are based on net assets.
[1]	Represents current face amount at July 31, 2020.
[2]	Floating Rate Bond. Rate shown is as of July 31, 2020.
[3]	Securities or partial securities on loan. See Note 1.
[4]	Represents an investment of securities lending cash collateral.
See Notes to Schedules of Portfolio Investments
60

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2020 - (Unaudited)
Face Amount		Value
CORPORATE NOTES* — 0.5%
	Automotive — 0.5%
$275,000	American Honda Finance Corp., 2.200% due 6/27/22	$285,072
	TOTAL CORPORATE NOTES (Cost $277,261)	285,072
MUNICIPAL BONDS* — 93.1%
	Alabama — 2.2%
300,000	Alabama Federal Aid Highway Finance Authority, Revenue Bonds, 5.000% due 9/1/20	301,041
305,000	Alabama State Public School and College Authority, Revenue Bonds, Series C, 5.000% due 9/1/22	334,939
535,000	Black Belt Energy Gas District, AL, Gas Supply Revenue, Revenue Bonds, Series A, 4.000% due 7/1/46	548,380
		1,184,360
	Arizona — 1.3%
250,000	City of Phoenix Civic Improvement Corporation Airport, AMT, Junior Line Airport, Revenue Bonds, Series B, 5.000% due 7/1/23	279,645
400,000	Yuma, AZ, Municipal Property Corp., Excise Tax Revenue, Revenue Bonds, Refunding, 5.000% due 7/1/22	435,908
		715,553
	California — 2.3%
300,000	California State, General Obligation Unlimited, Refunding, 5.000% due 4/1/24	353,253
350,000	City of Los Angeles, CA, Department of Airports, Airports, Revenue Bonds, Series D, 5.000% due 5/15/23	392,490
210,000	La Quinta, CA, Financing Authority, Local Agency Revenue, Tax Allocation, Series A, Prerefunded 9/1/20 @ 100, 7.900% due 9/1/31	211,115
250,000	San Diego, CA, Redevelopment Agency Tax Allocation Revenue, Series A, Prerefunded 9/1/20 @ 100, 7.750% due 9/1/40	251,298
		1,208,156
	Colorado — 2.1%
375,000	Cherry Creek Colo School District No 5, Arapahoe Country, General Obligation Unlimited,Refunding, 5.000% due 12/15/20	381,667
200,000	City and County of Denver Co. Airport, Revenue Bonds, Variable Refunding, Govermental, Series D, 5.000% due 11/15/31	219,584
125,000	Colorado, ST, Housing and Finance Authority, Revenue Bonds, AMT-Class 1 Bonds, Series A (GNMA Insured), 1.400% due 11/1/22	126,731
225,000	Larimer Weld and Boulder County School District R-2J Thompson, General Obligation Unlimited,Refunding, 5.000% due 12/15/21	239,927
150,000	Weld County, CO, Reorganized School District No. RE-8, General Obligation Unlimited, (State Aid Withholding), 4.000% due 12/1/20	151,890
		1,119,799
	Connecticut — 3.1%
	Connecticut State Health and Educational Facilities Authority, Revenue Bonds, Refunding, Nuvance Halthe Issue, Series A:
500,000	5.000% due 7/1/24	569,950
750,000	1.100% due 7/1/48	765,390
285,000	Connecticut, CT, General Obligation Unlimited, Refunding, Series C, 5.000% due 6/1/24	308,749
		1,644,089
See Notes to Schedules of Portfolio Investments
61

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2020 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	District Of Columbia — 2.2%
$1,000,000	Metropolitan Washington, DC, Airports Authority, Airport System, Revenue Bonds, AMT-Forward Delivery, Refunding, Series A, 5.000% due 10/1/24	$1,173,510
	Florida — 3.4%
275,000	Central Florida Expressway Authority Senior Line, Revenue Bonds, Series A, 5.000% due 7/1/23	311,091
335,000	County of Broward FL Airport System Revenue, Revenue Bonds, AMT, Series A, Prerefunded 10/01/23 @ 100, 5.250% due 10/1/27	385,481
500,000	County of Broward FL Port Facilities, Revenue Bonds, Refunding, Subordinate Bond, Series D, 5.000% due 9/1/24	568,570
255,000	Orlando & Orange County, FL, Expressway Authority, Revenue Bonds, Refunding, 5.000% due 7/1/23	277,726
250,000	Orlando & Orange County, FL, Expressway Authority, Revenue Bonds, Refunding, Series B (AGMC Insured), 5.000% due 7/1/21	250,572
		1,793,440
	Georgia — 0.4%
200,000	Atlanta, GA, Airport General Revenue, Revenue Bonds, Series C, 5.000% due 1/1/23	212,336
	Illinois — 6.7%
500,000	Chicago, IL, O’Hare International Airport, Revenue Bonds, Refunding, Series B, 5.672% due 1/1/22	530,025
300,000	Cook County, IL, School District No. 100 South Berwyn, General Obligation Unlimited, Refunding, (BAM), 4.000% due 12/1/23	333,960
500,000	DeKalb County, IL, Community Unit School District No. 428 DeKalb, General Obligation Unlimited, Refunding, 5.000% due 1/1/24	578,470
400,000	Du Page & Will Counties, IL, Community School District No. 204 Indian Prairie, General Obligation Unlimited, Refunding, Series A, 5.000% due 12/30/20	407,744
300,000	Illinois State Finance Authority, Revenue Bonds, Series L, 4.000% due 12/1/20	303,453
	Illinois State, General Obligation Unlimited:
100,000	4.000% due 9/1/20	100,150
130,000	5.000% due 1/1/21	131,564
150,000	Illinois State, General Obligation Unlimited, Series A, 4.000% due 1/1/24	153,608
115,000	Illinois State, General Obligation, Refunding, 5.000% due 8/1/23	124,212
255,000	McHenry County, IL, Conservation District, General Obligation Unlimited, Refunding, 5.000% due 2/1/24	296,052
300,000	Regional Transportation Authority, IL, Revenue Bonds, Series A, 5.000% due 6/1/21	310,437
295,000	St. Clair County, IL, Community Unit School District No 19, General Obligation, Refunding, 4.000% due 2/1/22	311,325
		3,581,000
	Kentucky — 2.9%
180,000	Kentucky State Property & Building Commission, Revenue Bonds, Refunding Project No. 112, Series B, 5.000% due 11/1/21	190,523
330,000	Kentucky State, Property & Building Commission Revenue, Project No. 84, Revenue Bonds, Refunding, (NPFG Insured), 5.000% due 8/1/20	330,000
200,000	Kentucky State, Property & Building Commission Revenues, Revenue Bonds, Refunding, Series B, 5.000% due 8/1/20	200,000
See Notes to Schedules of Portfolio Investments
62

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2020 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Kentucky — (Continued)
$300,000	Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 10/1/23	$338,001
500,000	McCracken County, KY,School District Finance Corp, Revenue Bonds, Series A (State Aid Intercept), 2.500% due 7/1/21	509,420
		1,567,944
	Louisiana — 2.4%
300,000	Ernest N Morial-New Orleans, LA, Exhibition Hall Authority, Special Tax, Refunding, 5.000% due 7/15/21	309,951
400,000	Louisiana State, General Obligation Unlimited, Series A, 4.000% due 9/1/21	416,580
500,000	New Orleans, LA, Sewage Service Revenue, Revenue Bonds, Refunding, 5.000% due 6/1/22	542,255
		1,268,786
	Maryland — 1.1%
500,000	Maryland State, General Obligation Unlimited, Refunding, Series B, 5.000% due 8/1/24	596,040
	Massachusetts — 0.6%
300,000	Massachusetts State, MA, General Obligation Limited, Refunding, Series B, 5.000% due 1/1/21	305,973
	Michigan — 4.7%
400,000	Detroit, MI, City School District, General Obligation Unlimited, Series A, (QSBLF Insured), 6.000% due 5/1/21	416,908
425,000	Maple Valley, MI, Schools, General Obligation Unlimited, Refunding (QSBLF Insured), 4.000% due 5/1/23	464,712
200,000	Michigan State Finance Authority Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 5/15/23	223,162
200,000	Michigan State Finance Authority Revenue, Revenue Bonds, Refunding, Series MI-1, 5.000% due 12/1/23	228,152
250,000	Michigan State Finance Authority Revenue, Revenue Bonds, Taxable-Refunding-Trainity Health Credit Group, Series T, 2.208% due 12/1/23	256,685
500,000	Michigan State, Finance Authority Revenue, Revenue Bonds, Series 2019B, 3.500% due 11/15/44	531,545
400,000	Ypsilanti, MI, School District, General Obligation Unlimited, Refunding, Series B, (QSBLF Insured), 2.250% due 5/1/21	404,936
		2,526,100
	Minnesota — 1.8%
100,000	Minneapolis, MN, St. Paul, Housing & Redevelopment Authority Health Care, Revenue Bonds, Refunding, Series A, 5.000% due 11/15/20	101,228
500,000	Minneapolis-St Paul Metropolitan Airports Commission, Revenue Bonds, Refunding, Series B, 5.000% due 1/1/25	583,575
250,000	St. Paul, MN, Housing & Redevelopment Authority Health Care, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/21	258,970
		943,773
	Mississippi — 1.0%
500,000	Mississippi State, Development Bank, Special Obligation, Jackson Public School District Project, Revenue Bonds, Refunding, Series A, 5.000% due 4/1/21	515,205
See Notes to Schedules of Portfolio Investments
63

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2020 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	New Jersey — 2.0%
$525,000	New Jersey State Economic Development Authority Revenue, Revenue Bonds, Refunding, Series NN, 5.000% due 3/1/22	$556,201
500,000	New Jersey State Turnpike Authority, Revenue Bonds, Refunding, Series C-1, (1M USD LIBOR * 0.7+ 0.34%), 0.460% due 1/1/21[1]	499,565
		1,055,766
	New York — 7.1%
615,000	City of New York, General Obligation Unlimited,Refunding, Series B, 5.000% due 8/1/23	701,949
600,000	Metropolitan Transportation Authority, NY, Revenue Bonds, Series A-2S, 4.000% due 2/1/22	611,154
	New York State Dormitory Authority, Personal Income Tax, Revenue Bonds, Refunding, Series A:
125,000	4.000% due 12/15/22	136,145
250,000	5.000% due 3/15/24	292,592
	New York State Dormitory Authority, Sales Tax Revenue, Revenue Bonds, Series 2015B-A:
210,000	5.000% due 3/15/23	236,271
150,000	5.000% due 3/15/24	175,734
	New York State Urban Development Corp., Personal Income Tax, Revenue Bonds:
250,000	5.000% due 3/15/22	269,155
365,000	0.720% due 3/15/23	366,226
240,000	New York State Urban Development Corp., Personal Income Tax,Revenue Bonds, Series D, 5.000% due 3/15/21	247,109
350,000	New York, Metropolitan Transportation Authority Revenue, Dedicated Tax Fund, Series A, 5.255% due 11/15/22	373,243
295,000	Triborough Bridge and Tunnel Authority, General Revenue Bonds, Refunding, Series A, 5.000% due 11/15/24	348,891
		3,758,469
	North Carolina — 0.2%
100,000	New Hanover County, NC, Hospital Revenue, Revenue Bonds, Refunding, 5.000% due 10/1/21	104,713
	Ohio — 5.3%
	City of Akron OH Income Tax Revenue, Revenue Bonds:
355,000	4.000% due 12/1/22	385,960
360,000	4.000% due 12/1/23	404,305
500,000	Lake, OH, Local School District Wood County, General Obligation Unlimited, Refunding, (School District Credit Program), 2.000% due 12/1/20	503,055
265,000	Ohio State University, General Receipts Athens, Revenue Bonds, Refunding, Series A, 5.000% due 12/1/20	269,094
325,000	Ohio State, Higher Educational Facility Commission, Revenue Bonds, Refunding, 5.000% due 10/1/23	361,007
425,000	Ohio State, Hospital Facilities Revenue, Revenue Bonds, Series A, 5.000% due 1/15/23	450,836
390,000	State of Ohio, General Obligation Unlimited, Series C, 5.000% due 3/1/24	457,103
		2,831,360
	Pennsylvania — 16.8%
370,000	Allegheny County, PA, Sanitary Authority, Revenue Bonds, Refunding, 5.000% due 12/1/20	375,509
475,000	Allegheny County, PA, General Obligation Unlimited, Refunding, Series C-75, 4.000% due 11/1/21	496,945
325,000	Allegheny County, PA, Hospital Development Authority, Revenue Bonds, Refunding University of Pittsburgh Center Series A, 5.000% due 7/15/25	388,463
See Notes to Schedules of Portfolio Investments
64

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2020 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)
$300,000	Allegheny County, PA, Hospital Development Authority, Revenue Bonds, Series A, 5.000% due 7/15/23	$336,975
	Bensalem Township, PA, School District, General Obligation, Taxable Refunding:
145,000	1.835% due 6/1/21	145,811
175,000	1.855% due 6/1/22	177,153
160,000	1.917% due 6/1/23	163,211
215,000	1.972% due 6/1/24	221,179
400,000	Bucks County, PA, Centennial School District, General Obligation Limited, Refunding, Series B, (State Aid Withholding), 5.000% due 12/15/21	426,536
675,000	City of Philadelphia PA, General Obligation Unlimited, Refunding, 5.000% due 8/1/22	733,853
515,000	City of Philadelphia, PA, Airport Revenue, Revenue Bonds, AMT Refunding, Series B, 5.000% due 7/1/24	591,292
390,000	Danville, PA, Area School District, General Obligation Limited, Refunding, Series B, (State Aid Withholding), 4.000% due 11/1/20	393,615
300,000	East Stroudsburg, PA, Area School District, General Obligation Limited, Refunding, Series A, (State Aid Withholding), 5.000% due 9/1/20	301,089
400,000	Lehigh Country, PA, General Purpose Hospital, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/23	447,064
425,000	Montgomery County, PA, Higher Education and Health Authority, Revenue Bonds, Refunding, 5.000% due 9/1/23	480,258
100,000	Montgomery County, PA, Industrial Development Authority, Revenue Bonds, Refunding, 4.000% due 12/1/22	104,264
380,000	Pennsylvania State Turnpike Authority, Revenue Bonds, Refunding, 5.000% due 12/1/22	418,855
500,000	Pennsylvania State University, Taxable, Revenue Bonds, Series B, 1.780% due 9/1/25	522,265
275,000	Pennsylvania State University, Tax-Exempt, Revenue Bonds, Series E, 5.000% due 3/1/24	321,030
435,000	Pennsylvania State, General Obligation Unlimited, Refunding, First Series, 5.000% due 8/15/20	435,653
200,000	Philadelphia, PA, School District, General Obligation Ltd, Series A (State Aid Withholding), 5.000% due 9/1/23	226,790
300,000	Pittsburgh, PA, Public Parking Authority, Revenue Bonds, Refunding, Series A, 5.000% due 12/1/23	343,830
200,000	Pittsburgh, PA, School District, General Obligation Unlimited, Refunding, Series A, (State Aid Withholding), 5.000% due 9/1/22	210,458
305,000	Springfield Township, PA, School District, Montgomery County, General Obligation Limited, Refunding, (State Aid Withholding), 4.000% due 11/15/20	308,239
355,000	State Public School Building Authority Paclg, Revenue Bonds, Refunding-Community College of Allegheny Co. Project, Series B (BAM), 4.000% due 7/15/22	378,831
		8,949,168
	Rhode Island — 0.8%
400,000	Rhode Island State, RI, Health and Educational Building Corporation, Public School Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 5/15/22	432,016
	Tennessee — 1.8%
	Tennessee, TN, Housing Development Agency Residential Finance Program Revenue, Revenue Bonds:
370,000	1.800% due 7/1/21	374,791
600,000	1.400% due 1/1/22	607,776
		982,567
See Notes to Schedules of Portfolio Investments
65

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2020 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Texas — 9.3%
	Arlington, TX, Higher Education Finance Corp., Revenue Bonds, Refunding, Series A, (PSF Guaranteed):
$200,000	4.000% due 2/15/21	$203,866
325,000	5.000% due 8/15/22	354,510
310,000	5.000% due 8/15/23	351,351
100,000	Brushy Creek, TX, Regional Utility Authority, Inc., Contract Revenue, Refunding, 3.000% due 8/1/20	100,000
500,000	Cities of Dallas and Fort Worth International Airport, Revenue Bonds, Refunding, Series A, 5.000% due 11/1/24[2]	594,995
490,000	Dallas, TX, Independent School District, General Obligation Unlimited, Series B-5, (PSF Guaranteed), 5.000% due 2/15/36	501,907
200,000	Denton Independent School District, General Obligation Unlimited, (PSF Guaranteed), 2.000% due 8/1/43	200,000
200,000	Georgetown, TX, Independent School District, General Obligation Unlimited, Series B, (PSF Guaranteed), 2.000% due 8/1/41	200,000
300,000	Harris County, TX, Senior Lien, Revenue Bonds, Refunding, Series A, 5.000% due 8/15/21	314,880
170,000	Harris County, TX, Toll Road Authority, Revenue Bonds, Refunding, 5.000% due 8/15/22	186,308
225,000	Houston, TX, Community College, General Obligation Limited, 5.000% due 2/15/23	251,527
195,000	North East, TX, Independent School District, General Obligation Unlimited, Series B, (PSF Guaranteed), 1.420% due 8/1/40	195,967
500,000	North Texas, Tollway Authority Revenue, Revenue Bonds, Refunding, Series B, 5.000% due 1/1/23	553,575
320,000	Texas State, TX, A&M University Revenue, Revenue Bonds, Series B, Prerefunded 5/15/23 @ 100, 5.000% due 5/15/32	362,378
565,000	Texas, TX, College Student Loan, General Obligation Unlimited, 5.500% due 8/1/21	594,420
		4,965,684
	Virginia — 1.1%
500,000	Virginia College Building Authority, Revenue Bonds, 5.000% due 2/1/23[2]	560,180
	Washington — 7.9%
425,000	Central Puget Sound Regional Transit Authority, Revenue Bonds, Refunding ,Series S-1, 5.000% due 11/1/25	468,023
350,000	Chelan County, WA, Public Utility District No 1, Revenue Bonds, Refunding, Series A (NPFG Insured), 0.000% due 6/1/23[3]	343,724
575,000	District of Columbia, DC, Income Tax Secured, Revenue Bonds, 5.000% due 3/1/23	646,501
550,000	Energy Northwest, WA, Taxable Columbia Generating Electicity Reveune, Revenue Bonds, Series E, 2.803% due 7/1/21	561,291
300,000	Grant County, WA, Public Utility District No. 2, Revenue Bonds, Refunding, 2.000% due 1/1/44[4]	300,306
425,000	Klickitat Country, WA, Public Utility Distic, Revenue Bonds, Refunding, Series B (AGMC Insured), 2.277% due 12/1/23	438,154
125,000	Lewis County, WA, Public Utility District No 1, Cowlitz Falls Hydroelectric Project, Revenue Bonds, Refunding, 5.000% due 10/1/22	137,988
	State of Washington, General Obligation, Refunding-R-2021A-Forward Delivery:
250,000	5.000% due 6/1/22[2]	264,648
500,000	5.000% due 6/1/23[2]	552,625
	Washington State Housing Finance Commission, Revenue Bonds, AMT-Refunding, Series 2A (GNMA / FNMA / FHLMC):
125,000	1.650% due 6/1/21	125,903
110,000	1.700% due 12/1/21	111,266
See Notes to Schedules of Portfolio Investments
66

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2020 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Washington — (Continued)
$225,000	Whatcom County,WA, School District No. 502 Ferndale, General Obligation Unlimited, Refunding, 3.000% due 12/1/21	$233,516
		4,183,945
	Wisconsin — 1.8%
215,000	Eau Claire WI, General Obligation Unlimited, Series D, 1.400% due 4/1/24	219,906
150,000	Wisconsin Housing and Economic Development Authority, Revenue Bonds, Series A, 1.550% due 11/1/38	150,408
250,000	Wisconsin State, Health & Educational Facilities Authority Revenue, Revenue Bonds, Refunding, 5.000% due 11/15/23	283,520
300,000	Wisconsin State, WI, Transportation Revenue, Revenue Bonds, Series 2, 5.000% due 7/1/23	327,654
		981,488
	Wyoming — 0.8%
400,000	Wyoming State, Community Development Authority, Revenue Bonds, Series 1, 1.950% due 12/1/22	412,860
	TOTAL MUNICIPAL BONDS (Cost $48,713,003)	49,574,280
Shares
REGISTERED INVESTMENT COMPANIES* — 1.7%
41,460	BlackRock Municipal 2020 Term Trust	623,558
4,500	VanEck Vectors High-Yield Municipal Index ETF	272,295
	TOTAL REGISTERED INVESTMENT COMPANIES (Cost $901,685)	895,853
Face Amount
REPURCHASE AGREEMENT* — 7.5%
3,967,989	With Fixed Income Clearing Corp., dated 7/31/20, 0.00%, principal and interest in the amount of $3,967,989, due 8/3/20, (collateralized by a U.S. Treasury Note with a par value of $3,839,100, coupon rate of 0.125%, due 04/15/2025, market value of $4,047,386)	3,967,989
	TOTAL REPURCHASE AGREEMENT (Cost $3,967,989)	3,967,989
TOTAL INVESTMENTS (Cost $53,859,938)	102.8%	$54,723,194
LIABILITIES IN EXCESS OF OTHER ASSETS	(2.8)	(1,473,423)
NET ASSETS	100.0%	$53,249,771

*	Percentages indicated are based on net assets.
[1]	Floating Rate Bond. Rate shown is as of July 31, 2020.
[2]	When-issued security.
[3]	Zero Coupon Bond.
[4]	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.

See Notes to Schedules of Portfolio Investments
67

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2020 - (Unaudited)
Abbreviations:
AGMC — Assured Guaranty Municipal Corporation
BAM — Build America Mutual
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
NPFG — National Public Finance Guarantee Corporation
PSF — Permanent School Fund
QSBLF — Michigan Qualified School Bond Loan Fund
See Notes to Schedules of Portfolio Investments
68

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2020 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — 98.6%
	Alabama — 1.2%
$500,000	Jefferson County, AL, Sewer Revenue Warrants, Series E, 0.000% due 10/1/34[1]	$209,200
500,000	Jefferson County, AL, Sewer Revenue, Series B, (AGMC Insured), 0.000% due 10/1/25[1]	453,995
1,070,000	Jefferson County, AL, Sewer Revenue, Series D, Warrants, 6.000% due 10/1/42	1,233,432
500,000	Montgomery, AL, Medical Clinic, Board Health Care Facility Revenue, Refunding, 5.000% due 3/1/30	576,130
250,000	Selma Industrial Development Board, Gulf Opportunity Zone Revenue, Revenue Bonds, Series A, 2.000% due 11/1/33	259,222
		2,731,979
	Alaska — 0.6%
1,150,000	Alaska State, Housing Finance Corp., Revenue Bonds, Series A, 4.000% due 12/1/48	1,279,663
	Arizona — 5.7%
300,000	Arizona State, Industrial Development Authority, Education Revenue, Basis Schools Projects, Revenue Bonds, Refunding, Series A, 5.250% due 7/1/47[2]	320,199
500,000	Arizona State, Industrial Development Authority, Education Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/32[2]	514,370
	Arizona State, Industrial Development Authority, Education Revenue, Revenue Bonds, Series A:
250,000	5.000% due 7/1/49[2]	255,760
125,000	5.000% due 7/15/49[2]	130,043
250,000	4.000% due 7/15/50[2]	233,457
300,000	Arizona State, Industrial Development Authority, Education Revenue, Revenue Bonds, Series B, 5.500% due 7/1/38[2]	324,501
494,448	Arizona State, Industrial Development Authority, Municipal Certificates, Revenue Bonds, Series A, 3.625% due 5/20/33	521,228
60,000	Florence Town, Inc., AZ, Industrial Development Authority, Legacy Traditional School Project, Revenue Bonds, 5.000% due 7/1/23	62,988
250,000	Glendale, AZ, Industrial Development Authority, Senior Living Facility, Revenue Bonds, 5.000% due 5/15/39	264,360
750,000	Maricopa County, AZ, Industrial Development Authority, Educational Revenue, Revenue Bonds, Refunding, 5.000% due 7/1/36[2]	803,760
375,000	Maricopa County, AZ, Industrial Development Authority, Revenue Bonds, Series A, 6.000% due 7/1/52[2]	423,236
250,000	Phoenix, AZ, Industrial Development Authority, Education Revenue, Basis Schools, Inc., Revenue Bonds, 5.000% due 7/1/45[2]	261,712
500,000	Phoenix, AZ, Industrial Development Authority, Education Revenue, Basis Schools, Inc., Revenue Bonds, Refunding, 5.000% due 7/1/35[2]	531,685
	Phoenix, AZ, Industrial Development Authority, Education Revenue, Legacy Traditional Schools Project, Revenue Bonds, Series A:
250,000	5.750% due 7/1/24[2]	270,970
500,000	6.750% due 7/1/44[2]	561,965
500,000	Phoenix, AZ, Industrial Development Authority, Education Revenue, Revenue Bonds, Series A, 5.000% due 7/1/46[2]	523,915
6,630,000	Phoenix, AZ, Industrial Development Authority, Health Care Facilities Revenue, Revenue Bonds, Series A, 0.120% due 11/15/52[3]	6,630,000
135,000	Pima, AZ, Industrial Development Authority, Education Revenue, Revenue Bonds, Refunding, 5.000% due 6/15/49[2]	135,860
See Notes to Schedules of Portfolio Investments
69

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2020 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Arizona — (Continued)
$150,000	Tempe, AZ, Industrial Development Authority, Revenue Bonds, 5.000% due 12/1/54	$144,978
		12,914,987
	California — 3.3%
250,000	California Public Finance Authority, Revenue Bonds, Refunding, 5.000% due 10/15/47	275,377
296,136	California State, Housing Finance Agency Municipal Certificates, Revenue Bonds, Series A, 4.250% due 1/15/35	330,731
	California State, Municipal Finance Authority, Educational Revenue, Refunding, Series A:
360,000	5.000% due 6/1/36	403,880
500,000	5.000% due 6/1/46	551,225
300,000	California State, Municipal Finance Authority, Revenue Bonds, Series A, 5.000% due 11/1/46[2]	310,539
335,000	California State, School Financing Authority, Rocketship Education Obligated Group, Revenue Bonds, Series A, 5.250% due 6/1/52[2]	353,167
250,000	California State, Statewide Communities Development Authority, CHF Irvine LLC, Revenue Bonds, 5.000% due 5/15/29	286,187
500,000	California State, Statewide Communities Development Authority, Revenue Bonds, Series A, 5.250% due 12/1/56[2]	543,460
845,000	California State, Statewide Communities Development Authority, Student Housing Revenue, Revenue Bonds, 4.305% due 7/1/32	864,080
250,000	Golden, ST, Tobacco Securitization Corp., Tabacco Settelment, Revenue Bonds, Series A-2, 5.000% due 6/1/47	255,473
1,000,000	Golden, ST, Tobacco Securitization Corp., Tabacco Settelment, Revenue Bonds, Series B, 0.000% due 6/1/47[1]	210,020
720,000	Madera, CA, Unified School District, General Obligation Unlimited, (NPFG Insured), 0.000% due 5/1/30[1]	633,118
460,000	Northern, CA, Gas Authority No. 1, Gas Project Revenue, Revenue Bonds, Series B, (3M USD LIBOR * 0.67 + 0.72%), 0.918% due 7/1/27[4]	451,743
500,000	Oroville, CA, Revenue Bonds, 5.250% due 4/1/54	531,810
500,000	River Islands, CA, Public Financing Authority, Special Tax, Series A, 5.000% due 9/1/48	561,035
1,000,000	Riverside County, Redevelopment Successor Agency, Revenue Bonds, Series B, 0.000% due 10/1/39[1]	655,010
200,000	Seal Beach, CA, Community Facilities District No. 2005-1, Special Tax, Refunding, 3.000% due 9/1/29	206,116
		7,422,971
	Colorado — 10.3%
500,000	Amber Creek, Metropolitan District, General Obligation Limited, Refunding, Series A, 5.125% due 12/1/47	502,360
1,000,000	Arista, CO, Metropolitan District, General Obligation Limited, Series A, 4.375% due 12/1/28	1,027,650
	Arkansas River Power Authority, CO, Power Revenue, Revenue Bonds, Refunding, Series A:
500,000	5.000% due 10/1/33	564,735
400,000	5.000% due 10/1/43	436,804
500,000	Base Village Metropolitan District No. 2, General Obligation Limited, Refunding, Series A, 5.750% due 12/1/46	515,755
500,000	Belleview Station, CO, Metropolitan District No. 2, General Obligation Limited, Refunding, 5.000% due 12/1/36	506,880
500,000	Big Dry Creek, Metropolitan District, General Obligation Limited, Series A, 5.750% due 12/1/47	518,335
See Notes to Schedules of Portfolio Investments
70

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2020 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Colorado — (Continued)
$350,000	Bradburn, CO, Metropolitan District No. 2, General Obligation Limited, Refunding, Series A, 4.000% due 12/1/28	$357,574
775,000	Broadway Station Metropolitan District No 3, General Obligation, Ltd., 5.000% due 12/1/49	773,489
750,000	Buffalo Ridge, CO, Metropolitan District, General Obligation Limited, Series B, 7.375% due 12/15/47	760,965
500,000	Clear Creek Station, Metropolitan District No. 2, General Obligation Limited, Refunding, Series A, 5.000% due 12/1/47	507,515
625,000	Colorado International Center, CO, Metropolitan District No. 14, General Obligation Limited, 5.875% due 12/1/46	656,500
500,000	Colorado State, Health Facilities Authority, Hospital Revenue, Christian Living Neighborhoods Project, Revenue Bonds, Refunding, 5.000% due 1/1/31	510,420
400,000	Colorado State, Health Facilities Authority, Hospital Revenue, Refunding, 5.000% due 1/1/37	400,544
700,000	Colorado State, Health Facilities Authority, Hospital Revenue, Revenue Bonds, Refunding, Prerefunded 6/1/27 @ 100, 5.000% due 6/1/37	911,645
250,000	Colorado State, Health Facilities Authority, Hospital Revenue, Revenue Bonds, Series A, 4.000% due 9/1/50	276,328
660,000	Colorado State, Health Facilities Authority, Refunding, Series A, Prerefunded 6/1/25 @ 100, 5.000% due 6/1/45	807,767
165,000	Colorado State, Health Facilities Authority, Revenue Bonds, Prerefunded 6/1/23 @ 100, 5.625% due 6/1/43	190,356
435,000	Colorado State, Housing and Finance Authority, Non Amount Non ACE SF Mortgage, Revenue Bonds, Series C, (GNMA Insured), 4.250% due 11/1/48	483,033
300,000	Copper Ridge Metropolitan District, Revenue Bonds, 4.000% due 12/1/29	284,901
250,000	Denver, CO, Urban Renewal Authority, Tax Increment Revenue, Series A, 5.250% due 12/1/39[2]	255,100
590,000	DIATC Metropolitan District, CO, General Obligation Limited, 3.250% due 12/1/29[2]	567,397
500,000	Dinosaur Ridge Metropolitan District, CO, Special Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 6/1/49	501,975
150,000	E-470, CO, Public Highway Authority, Revenue Bonds, Refunding, Series B, (1M USD LIBOR * 0.67 + 1.05%), 1.162% due 9/1/39[4]	150,044
1,000,000	Gardens on Havana, CO, Metropolitan District No. 3, Revenue Bonds, Series A, 4.625% due 12/1/27	1,030,140
945,000	Harmony Technology Park, Metropolitan District No. 2, General Obligation Limited, 4.500% due 12/1/32	957,001
500,000	Hunters Overlook, CO, Metropolitan District No. 5, General Obligation Limited, Series A, 5.000% due 12/1/49	509,825
500,000	Independence Metropolitan District No 3, General Obligation Limited, Series A, 6.250% due 12/1/49	524,155
500,000	Leyden Ranch, Metropolitan District, General Obligation Unlimited, Series A, 5.125% due 12/1/47	509,560
750,000	Leyden Rock, Metropolitan District No. 10, General Obligation Limited, Series A, 5.000% due 12/1/45	768,135
500,000	Midcities Metropolitan District No. 2, CO, Special Revenue, Revenue Bonds, Refunding, Series B, 7.750% due 12/15/46	507,475
144,000	Mountain Shadows, CO, Metropolitan District, General Obligation Limited, 3.250% due 12/1/20	144,295
500,000	Parkside, CO, Centre Business Improvement District, Company Special Revenue, Revenue Bonds, Series A, 6.250% due 12/1/48	508,820
See Notes to Schedules of Portfolio Investments
71

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2020 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Colorado — (Continued)
$500,000	Serenity Ridge, CO, Metropolitan District No. 2, General Obligation Limited, Refunding, Series A, 5.125% due 12/1/43	$510,380
750,000	Solaris, CO, Metropolitan District No. 3, General Obligation Limited, Refunding, Series A, 5.000% due 12/1/36	771,067
	Southglenn, CO, Metropolitan District, Special Revenue, General Obligation Limited, Refunding:
347,000	3.000% due 12/1/21	345,220
750,000	5.000% due 12/1/30	772,177
	Southlands, CO, Metropolitan District No. 1, General Obligation Unlimited, Series A-2:
215,000	3.500% due 12/1/27	218,754
325,000	5.000% due 12/1/47	340,395
555,000	STC Metropolitan District No 2, General Obligation, Ltd., 3.000% due 12/1/25	537,939
500,000	Tallyns Reach, CO, Metropolitan District No. 3, General Obligation Limited, Series A, 6.750% due 11/1/38	509,185
520,000	Thompson Crossing Metropolitan District No. 4, General Obligation Limited, Refunding, 3.500% due 12/1/29	512,210
	Vauxmont Metropolitan District, General Obligation Ltd, (AGMC Insured):
250,000	5.000% due 12/1/32[5]	315,483
160,000	5.000% due 12/15/32	186,464
500,000	Westcreek Metropolitan District No 2, General Obligation Limited, Series A, 5.375% due 12/1/48	511,270
		23,458,022
	Connecticut — 1.0%
450,000	Connecticut State Health & Educational Facilities Authority Revenue, Revenue Bonds, Series A-1, 5.000% due 10/1/39[2]	457,812
425,000	Connecticut State Health & Educational Facilities Authority, Church Home of Hartford, Inc. Project, Revenue Bonds, Series A, 5.000% due 9/1/53[2]	432,777
165,000	Connecticut State Health and Educational Facilities Authority, Revenue Bonds, 5.000% due 7/1/50[2]	176,982
125,000	Connecticut State Health and Educational Facilities Authority, Revenue Bonds, Series A, 5.000% due 1/1/55[2]	130,335
250,000	Harbor Point, CT, Infrastructure Improvement District, Special Obligation Revenue, Tax Allocation, Refunding, 5.000% due 4/1/30[2]	276,143
800,000	Mohegan Tribe of Indians, CT, Gaming Authority, Revenue Bonds, Series A, 5.500% due 8/1/26[2]	834,520
		2,308,569
	District Of Columbia — 0.9%
225,000	District of Columbia, KIPP DC Obligated Group, Revenue Bonds, Series A, 5.000% due 7/1/27	268,942
3,415,000	District of Columbia, Tobacco Settlement Financing Corp., Revenue Bonds, Series A, 0.000% due 6/15/46[1]	695,226
2,000,000	Metropolitan Washington, DC, Airports Authority Dulles Toll Road Revenue, Revenue Bonds, Series B, (AGMC Insured), 0.000% due 10/1/40[1]	1,131,660
		2,095,828
	Florida — 5.7%
	Atlantic, FL, Beach Floating Healthcare Facilities, Revenue Bonds, Series A:
505,000	5.000% due 11/15/33	546,137
250,000	5.000% due 11/15/53	261,005
250,000	Capital Trust Agency Inc, Revenue Bonds, 5.000% due 10/15/49[2]	254,212
255,000	Capital Trust Agency, FL, Educational Facilities Lease, Revenue Bonds, 5.000% due 12/15/50[2]	268,324
See Notes to Schedules of Portfolio Investments
72

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2020 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Florida — (Continued)
$220,000	Capital Trust Agency, FL, Educational Facilities Revenue, Advantage Academy of Hillsborough Projects, Revenue Bonds, Series A, 4.000% due 12/15/24	$233,614
160,000	Capital Trust Agency, FL, Educational Facilities Revenue, Viera Charter School, Inc. Project, Revenue Bonds, Series A, 5.000% due 10/15/37[2]	165,458
300,000	Escambia County, FL, Health Facilities Authority, Revenue Bonds, Refunding, Series A, 4.000% due 8/15/45	330,663
145,000	Florida Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School, Inc. Projects, Series C, 5.000% due 9/15/50[2]	153,888
500,000	Florida Development Finance Corp., Healthcare Facilities Revenue, University of Florida Health Project, Series A, 6.000% due 2/1/33	530,960
200,000	Florida State Higher Educational Facilities Financial Authority, Jacksonville University Project, Revenue Bonds, Series A-1, 5.000% due 6/1/48[2]	196,156
1,305,000	Florida State Housing Finance Corp., Revenue Bonds, Series 1 (GNMA/FNMA/FHLMC Insured), 4.000% due 7/1/49	1,432,407
1,900,000	Gainesville, FL, Utilities Systems Revenue, Revenue Bonds, Refunding, Series C, 0.160% due 10/1/47[3]	1,900,000
250,000	Jacksonville, FL, Educational Facilities Revenue, Jacksonville University Project, Revenue Bonds, Series B, 5.000% due 6/1/53[2]	242,915
300,000	Lakewood Ranch, FL, Stewardship District, Special Assessment Revenue, 5.375% due 5/1/47	325,251
325,000	Lee County, FL, Industrial Development Authority, Shell Point/Waterside Health Project, Revenue Bonds, 5.000% due 11/15/39	354,289
1,250,000	North Broward, FL, Hospital District, Revenue Bonds, Refunding, Series B, 5.000% due 1/1/48	1,427,975
750,000	Orange County, FL, Health Facilities Authority Revenue, 5.000% due 8/1/40	830,047
1,000,000	Orange County, FL, Health Facilities Authority, Revenue Bonds, Refunding, 5.000% due 8/1/41	1,092,140
55,000	Palm Beach County, FL, Health Facilities Authority, Lifespace Communities, Revenue Bonds, Refunding, Series C, 5.000% due 5/15/25	59,329
5,000	Palm Beach County, Health Facilities Authority, Revenue Bonds, Series B, 5.000% due 11/15/42	5,912
550,000	Sarasota County, FL, Health Facilities Authority, Retirement Facilities Revenue, Revenue Bonds, Series A, 5.000% due 1/1/37	575,421
500,000	Southeast Overtown Park West Community Redevelopment Agency, FL, Series A-1, 5.000% due 3/1/30[2]	561,950
165,000	Town Center at Palm Coast, FL, Community Development District, Special Assessment, 6.000% due 5/1/36	165,041
	Winter Garden Village at Fowler Groves, FL, Community Development District, Special Assessment, Refunding:
500,000	3.750% due 5/1/31	510,610
500,000	4.125% due 5/1/37	510,620
		12,934,324
	Georgia — 0.6%
250,000	Burke County, GA, Development Authority, Pollution Control Revenue, Revenue Bonds, Series REMK, 1.650% due 11/1/48	251,255
375,000	DeKalb County, GA, Housing Authority, Senior Living Revenue, Revenue Bonds, Refunding, Series A, 5.250% due 1/1/54[2]	289,466
200,000	Georgia State, Municipal Electric Authority, Revenue Bonds, Series A, 5.000% due 7/1/60	224,012
See Notes to Schedules of Portfolio Investments
73

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2020 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Georgia — (Continued)
$200,000	Georgia State, Municipal Electric Authority, Revenue Bonds, Series B, 5.000% due 1/1/59	$237,370
340,000	Macon-Bibb County, GA, Urban Development Authority, Revenue Bonds, 5.750% due 6/15/37[2]	348,881
		1,350,984
	Guam — 0.2%
500,000	Guam Power Authority, Revenue Bonds, Series A (AGM Insured), 5.000% due 10/1/22	540,860
	Idaho — 0.7%
500,000	Idaho Health Facilities Authority, Revenue Bonds, Series A, 4.750% due 7/1/44[2]	542,380
250,000	Idaho State, Health Facilities Authority Revenue, Kootenai Health Project, Revenue Bonds, Series A, 4.375% due 7/1/34[2]	272,412
	Idaho State, Housing and Finance Association, Nonprofit Facilities Revenue, Compass Charter School Project, Revenue Bonds, Series A:
365,000	6.000% due 7/1/39[2]	429,481
250,000	5.000% due 7/1/40[2]	263,330
		1,507,603
	Illinois — 14.9%
250,000	Bolingbrook, IL, Special Service Area No 1, Special Tax, Refunding, 5.250% due 3/1/41	246,585
	Chicago, IL, Board of Education, General Obligation Unlimited, Series A:
750,000	5.000% due 12/1/41	757,987
400,000	7.000% due 12/1/46[2]	493,528
325,000	Chicago, IL, Board of Education, General Obligation Unlimited, Series A, (AGM, AMBAC Insured), 5.500% due 12/1/31	414,729
	Chicago, IL, Board of Education, General Obligation Unlimited, Series A, (NPFG Insured):
400,000	0.000% due 12/1/25[1]	346,924
170,000	5.500% due 12/1/26	189,873
600,000	Chicago, IL, Board of Education, General Obligation Unlimited, Series B, 7.000% due 12/1/42[2]	741,792
210,000	Chicago, IL, Board of Education, General Obligation Unlimited, Series B-1 (NPFG Insured), 0.000% due 12/1/20[1]	208,488
1,030,000	Chicago, IL, Board of Education, General Obligation Unlimited, Series B1, (NPFG Insured), 0.000% due 12/1/31[1]	709,392
640,000	Chicago, IL, Board of Education, General Obligation Unlimited, Series C, 5.250% due 12/1/39	669,062
500,000	Chicago, IL, Board of Education, General Obligation Unlimited, Series H, 5.000% due 12/1/46	538,850
	Chicago, IL, General Obligation Unlimited, (NPFG Insured):
600,000	0.000% due 1/1/31[1]	440,334
400,000	0.000% due 1/1/34[1]	254,088
	Chicago, IL, General Obligation Unlimited, Refunding, Series A:
150,000	5.000% due 1/1/30	170,322
250,000	5.750% due 1/1/33	288,358
1,195,000	6.000% due 1/1/38	1,384,443
250,000	Chicago, IL, General Obligation Unlimited, Refunding, Series C, 5.000% due 1/1/24	268,898
410,000	Chicago, IL, General Obligation Unlimited, Series C, 0.000% due 1/1/31[1]	282,679
305,000	Chicago, IL, Wastewater Transmission Revenue, Revenue Bonds, Refunding, (NPFG Insured), 5.500% due 1/1/30	393,779
500,000	Chicago, IL, Waterworks Revenue, Revenue Bonds, 5.000% due 11/1/24	544,445
See Notes to Schedules of Portfolio Investments
74

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2020 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Illinois — (Continued)
$150,000	Chicago, IL, Waterworks Revenue, Revenue Bonds, (AMBAC Insured), 5.750% due 11/1/30	$189,053
500,000	Cook County, IL, Community College District No. 508, General Obligation Unlimited, 5.250% due 12/1/43	510,520
400,000	Illinois State Finance Authority, Christian Homes, Inc., Revenue Bonds, 5.000% due 5/15/36	416,872
150,000	Illinois State Finance Authority, Presbyterian Homes, Revenue Bonds, Series B, (1M USD LIBOR * 0.70 + 1.35%), 1.470% due 5/1/36[4]	150,053
660,000	Illinois State Finance Authority, Recovery Zone Facility, Navistar International Corp., Project, Revenue Bonds, Refunding, 4.750% due 10/15/40[2,5]	674,758
350,000	Illinois State Finance Authority, Revenue Bonds, 4.000% due 7/1/35	401,901
150,000	Illinois State Finance Authority, Revenue Bonds, Refunding, Lifespace Communities Project, Series A, 5.000% due 5/15/22	155,157
	Illinois State Finance Authority, Revenue Bonds, Refunding, Series A:
300,000	5.000% due 7/1/35	350,772
250,000	5.000% due 8/15/37	318,282
	Illinois State Finance Authority, Revenue Bonds, Refunding, Series C:
1,000,000	5.000% due 2/15/31	1,237,680
1,000,000	4.125% due 8/15/37	1,081,100
500,000	Illinois State Finance Authority, Silver Cross Hospital & Medical Center, Revenue Bonds, Series C, 5.000% due 8/15/44	558,850
	Illinois State Finance Authority, Student Housing Revenue, Dekalb II Northern Illinois, Revenue Bonds:
395,000	5.750% due 10/1/21	404,982
250,000	6.875% due 10/1/43	256,665
500,000	Illinois State Finance Authority, Student Housing Revenue, Northern Illinois University Project, Revenue Bonds, 6.000% due 10/1/24	515,195
	Illinois State Finance Authority, Student Housing Revenue, Northern Illinois University Project, Revenue Bonds, Series A:
250,000	5.000% due 7/1/35	236,895
500,000	5.000% due 7/1/47	441,490
500,000	Illinois State Finance Authority, Swedish Covenant Hospital, Revenue Bonds, Refunding, Series A, 5.000% due 8/15/34	636,565
455,000	Illinois State Housing Development Authority, Revenue Bonds, Refunding, Series A (GNMA / FNMA / FHLMC Insured), 4.250% due 10/1/49	510,596
575,000	Illinois State Housing Development Authority, Revenue Bonds, Refunding, Series C, 3.500% due 8/1/46	620,189
475,000	Illinois State Sports Facilities Authority, Revenue Bonds, Refunding, 5.000% due 6/15/24	519,750
	Illinois State Sports Facilities Authority, Revenue Bonds, Refunding, (BAM Insured):
620,000	5.000% due 6/15/28	765,192
250,000	5.000% due 6/15/30	301,087
	Illinois State Sports Facilities Authority, State Tax Supported, Capital Apprec, Revenue Bonds, (AMBAC Insured):
500,000	0.000% due 6/15/23[1]	465,105
415,000	0.000% due 6/15/26[1]	351,082
500,000	Illinois State University, Revenue Bonds, (AGMC Insured), 5.000% due 4/1/24	571,000
320,000	Illinois State, Finance Authority, Charter School Revenue, Refunding and Improvement, Chicago International Charter School Project, Revenue Bonds, 5.000% due 12/1/47	341,325
See Notes to Schedules of Portfolio Investments
75

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2020 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Illinois — (Continued)
	Illinois State, General Obligation Unlimited:
$500,000	5.000% due 1/1/30	$556,550
1,000,000	5.000% due 2/1/39	1,058,670
200,000	5.000% due 1/1/41	215,604
335,000	5.750% due 5/1/45	401,451
1,250,000	Illinois State, General Obligation Unlimited, Series C, 5.000% due 11/1/29	1,425,487
1,000,000	Illinois State, General Obligation Unlimited, Series D, 5.000% due 11/1/28	1,146,220
250,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, Revenue Bonds, Refunding (BAM, NPFG Insured), 0.000% due 6/15/28[1]	207,340
1,000,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, Revenue Bonds, Series A, (NPFG Insured), 0.000% due 6/15/36[1]	573,610
500,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, Revenue Bonds, Series B, (AGMC Insured), 0.000% due 6/15/27[1]	427,380
2,000,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax, Revenue Bonds, Series A, (AGMC Insured MBIA), 0.000% due 12/15/29[1]	1,582,460
500,000	Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project, Revenue Bonds, Series B, 5.000% due 12/15/40	527,355
200,000	Sales Tax Securitization Corp., Revenue Bonds, Refunding, Series A, (BAM Insured), 5.000% due 1/1/37	244,724
250,000	Southern Illinois State University, Housing & Auxiliary Facilities System, Revenue Bonds, Series A, (NPFG Insured), 0.000% due 4/1/22[1]	240,425
500,000	Southern Illinois State University, Housing & Auxiliary Facilities System, Revenue Bonds, Series B1, 5.000% due 4/1/22	517,850
1,000,000	University of Illinois, Auxiliary Facilities, Revenue Bonds, Series A, (AGMC Insured), 4.000% due 4/1/36	1,105,160
500,000	Volo Village, IL, Special Service Area No. 3 & 6, Special Tax, Symphony Meadows/Lancaster Falls Project, (AGMC Insured), 2.875% due 3/1/25	541,155
497,000	Yorkville, IL, United City Special Service, Special Tax, (AGMC Insured), 3.000% due 3/1/25	539,747
250,000	Yorkville, IL, United City Special Service, Special Tax, Refunding, (AGMC Insured), 4.000% due 3/1/36	270,905
		33,908,765
	Indiana — 1.3%
	Indiana Finance Authority, Midwestern Disaster Relief Revenue, Revenue Bonds, Ohio Valley Electric Corp. Project, Series A:
750,000	5.000% due 6/1/32	783,540
300,000	5.000% due 6/1/39	311,709
	Indiana State Finance Authority, Greencroft Obligated Group, Revenue Bonds, Series A:
345,000	5.750% due 11/15/28	363,799
195,000	6.500% due 11/15/33	207,979
600,000	Indiana State Finance Authority, Revenue Bonds, Series A, 5.000% due 11/15/38	647,070
	Knox County, IN, Economic Development Authority, Revenue Bonds, Refunding, Series A:
300,000	5.000% due 4/1/23	316,773
350,000	5.000% due 4/1/28	366,548
		2,997,418
See Notes to Schedules of Portfolio Investments
76

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2020 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Iowa — 0.7%
$500,000	Iowa State, Finance Authority, Midwestern Disaster Relief Revenue, Iowa Fertilizer Co. LLC Project, Revenue Bonds, Refunding, Series B, 5.250% due 12/1/50[6]	$525,695
250,000	Iowa State, Finance Authority, Senior Housing Revenue, Revenue Bonds, Series A, 5.000% due 3/1/33	265,210
690,000	Tobacco Settlement Authority, IA, Revenue Bonds, Series C, 5.375% due 6/1/38	699,467
		1,490,372
	Kansas — 0.1%
65,000	Wichita, KS, Sales Tax, Special Obligation Revenue, Revenue Bonds, Refunding, 3.000% due 9/1/23	66,073
150,000	Wyandotte County, Kansas City Unified Government, Revenue Bonds, 5.000% due 12/1/34	148,477
60,000	Wyandotte County, KS, Kansas City Unified Government, Wyandotte Plaza Project, Revenue Bonds, 4.000% due 12/1/28	58,055
		272,605
	Kentucky — 1.0%
305,000	Ashland, KY, Medical Center Revenue, Revenue Bonds, Refunding, Series A, 4.000% due 2/1/32	321,513
100,000	City of Ashland KY, Revenue Bonds, 4.000% due 2/1/36	104,029
785,000	Kentucky Public Transportation Infrastructure Authority, Toll Revenue, Downtown Crossing Project, Revenue Bonds, Series B, 0.000% due 7/1/21[1]	765,610
100,000	Kentucky Public Transportation Infrastructure Authority, Toll Revenue, Downtown Crossing Project, Series A, 6.000% due 7/1/53	105,520
250,000	Kentucky, KY, Economic Development Finance Authority, Healthcare Revenue, Revenue Bonds, Refunding, 5.750% due 11/15/45	225,993
500,000	Kentucky, KY, Economic Development Finance Authority, Healthcare Revenue, Revenue Bonds, Series B, (NPFG Insured), 0.000% due 10/1/26[1]	439,355
170,000	Louisville & Jefferson County, KY, Metropolitan Government Healthcare System, Revenue Bonds, Refunding, Series A, 5.000% due 10/1/31	204,158
		2,166,178
	Louisiana — 1.2%
250,000	Calcasieu Parish, LA, Memorial Hospital Service District Hospital Revenue, Lake Charles Memorial Hospital Project, Revenue Bonds, Refunding, 5.000% due 12/1/34	288,842
885,000	Juban Crossing Economic Development District, LA, Revenue Bonds, Refunding, Series C, 7.000% due 9/15/44[2]	768,384
1,000,000	Louisiana State, Public Facilities Authority Revenue, Revenue Bonds, Air Products & Chemicals Project, Series A, 0.120% due 8/1/43[3]	1,000,000
500,000	Louisiana State, Public Facilities Authority Revenue, Revenue Bonds, Louisiana State University Greenhouse District Phase III Project, Series A, 5.000% due 7/1/59	560,615
		2,617,841
	Maryland — 1.5%
1,125,000	Baltimore, MD, Special Obligation, Revenue Bonds, Refunding, Series A, 5.000% due 9/1/38	1,176,750
See Notes to Schedules of Portfolio Investments
77

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2020 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Maryland — (Continued)
$150,000	Brunswick, MD, Special Obligation, Special Tax, Refunding, 5.000% due 7/1/36	$157,230
250,000	Howard County, MD, Special Obligation, Revenue Bonds, Series A, 4.125% due 2/15/34[2]	251,165
385,000	Maryland State, Community Development Administration, Department Housing & Community Development, Revenue Bonds, Refunding, Series A, 4.500% due 9/1/48	435,793
100,000	Maryland State, Economic Development Corp., Special Obligation, Metro Centre Owings Mills Project, Tax Allocation, 3.750% due 7/1/27	99,456
250,000	Maryland State, Economic Development Corp., Special Obligation, Tax Allocation, 4.500% due 7/1/44	241,115
500,000	Prince George’s County, MD, Revenue Authority, Suitland-Naylor Road Project, 5.000% due 7/1/46[2]	523,610
500,000	Prince George’s County, MD, Special Obligation, PGC Hampton Park Project, Revenue Bonds, Series A, 4.375% due 7/1/48[2]	486,990
		3,372,109
	Michigan — 2.2%
380,000	Dearborn, MI, Economic Development Corp., Revenue Bonds, 7.500% due 11/15/44[2]	290,852
250,000	Detroit, MI, General Obligation Unlimited, 5.000% due 4/1/34	260,947
280,000	Flint, MI, Hospital Building Authority Rental, Revenue Bonds, Series A, 5.250% due 7/1/39	299,250
600,000	Grand Rapids, MI, Economic Development Corp., Beacon Hill Eastgate Project, Revenue Bonds, Refunding, Series A, 5.000% due 11/1/37	612,744
	Kentwood, MI, Economic Development Corp., Revenue Bonds, Refunding:
50,000	4.500% due 11/15/21	50,839
65,000	4.750% due 11/15/22	66,693
250,000	5.000% due 11/15/37	260,925
250,000	5.625% due 11/15/41	256,813
2,215,000	Michigan State Housing Development Authority, Safe Mortgage Revenue, Revenue Bonds, Series C, 4.250% due 6/1/49	2,468,330
250,000	Michigan State Strategic Fund, Limited Obligation Revenue, Revenue Bonds, Refunding, 5.000% due 11/15/29	274,157
200,000	Michigan State Strategic Fund, Limited Obligation Revenue, Revenue Bonds, Refunding, Series CC, 1.450% due 9/1/30[3]	201,110
		5,042,660
	Minnesota — 0.1%
240,000	St. Paul, MN, Housing & Redevelopment Authority, Charter School Lease Revenue, Revenue Bonds, Series A, 5.500% due 7/1/38[2]	260,328
	Missouri — 1.4%
430,000	Cape Girardeau County, MO, Industrial Development Authority, Southeast Health, Revenue Bonds, Series A, 6.000% due 3/1/33	484,305
250,000	Health and Educational Facilities Authority of the State of Missouri, Revenue Bonds, 5.000% due 8/1/45	256,633
80,000	Lees Summit, MO, Special Obligation Tax Increment, Tax Allocation, Refunding, 3.500% due 11/1/23[2]	79,163
475,000	Maryland Heights, MO, Industrial Development Authority, State Louis Community ICE Center Project, Revenue Bonds, Series A, 4.375% due 3/15/30	429,865
See Notes to Schedules of Portfolio Investments
78

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2020 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Missouri — (Continued)
$100,000	Missouri State Health & Educational Facilities Authority, Lutheran Senior Services, Revenue Bonds, 5.000% due 2/1/25	$108,100
125,000	Missouri State Health & Educational Facilities Authority, Revenue Bonds, 5.000% due 2/1/26	134,778
	Missouri State Health & Educational Facilities Authority, Revenue Bonds, Series A:
100,000	5.000% due 2/1/28	110,965
250,000	5.000% due 2/1/42	270,475
355,000	St. Louis County, MO, Industrial Development Authority, Senior Living Facilities, Revenue Bonds, Refunding, 5.000% due 9/1/32	378,703
625,000	St. Louis County, MO, Industrial Development Authority, Senior Living Facilities, Revenue Bonds, Series A, 5.250% due 9/1/53	655,125
150,000	St. Louis County, MO, Industrial Development Authority, Senior Living Revenue, Revenue Bonds, Refunding, 5.000% due 9/1/48	155,139
		3,063,251
	Nebraska — 0.1%
270,000	Nebraska State, Investment Finance Authority, Safe Housing Revenue, Revenue Bonds, Series C, 4.000% due 9/1/48	297,370
	Nevada — 0.7%
335,000	Department of Business & Industry, NV, Revenue Bonds, Series A, 5.000% due 7/15/27[2]	364,370
290,000	Las Vegas, NV, Sales Tax Increment Revenue, 3.500% due 6/15/25[2]	288,944
500,000	Nevada State, Department of Business and Industry, Revenue Bonds, Series A, 5.000% due 12/15/48[2]	504,885
400,000	North Las Vegas, NV, Local Improvement, Special Assessment, 4.625% due 6/1/49	406,752
		1,564,951
	New Hampshire — 0.2%
496,729	National Finance Authority, Series 1, 4.125% due 1/20/34	543,586
	New Jersey — 6.1%
250,000	Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue, Refunding, (AGMC Insured), 5.000% due 11/1/24	283,503
500,000	New Jersey Health Care Facilities Financing Authority Revenue, Revenue Bonds, St Peters Univerdity Hospital, 5.750% due 7/1/37	501,525
1,085,000	New Jersey State Economic Development Authority Revenue, Refunding, School Facilities Construction, Revenue Bonds, Series NN, 5.000% due 3/1/24	1,181,023
1,000,000	New Jersey State Economic Development Authority Revenue, Revenue Bonds, Refunding, (AGMC Insured), 5.000% due 6/1/29	1,232,160
175,000	New Jersey State Economic Development Authority School Revenue, Beloved Community Chart School, Inc. Project, Revenue Bonds, Series A, 5.000% due 6/15/49[2]	182,201
345,000	New Jersey State Economic Development Authority School Revenue, Foundation Academy Charter School Project, Revenue Bonds, Series A, 5.000% due 7/1/38	386,704
500,000	New Jersey State Economic Development Authority, Revenue Bonds, Refunding, Series I, (SIFMA MUNI SWAP INDEX + 1.60%), 1.760% due 3/1/28[4]	486,825
2,500,000	New Jersey State Economic Development Authority, Revenue Bonds, Refunding, Series XX, 5.000% due 6/15/25	2,886,275
See Notes to Schedules of Portfolio Investments
79

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2020 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)
$930,000	New Jersey State Housing and Mortgage Finance Agency, Revenue Bonds, Refunding, Series C, 4.750% due 10/1/50	$1,062,692
	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series A:
1,000,000	0.000% due 12/15/35[1]	615,160
1,300,000	0.000% due 12/15/39[1]	671,918
1,000,000	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series A, (BAM Insured), 0.000% due 12/15/27[1]	854,390
1,000,000	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series B, (NPFG Insured), 5.500% due 12/15/21	1,062,770
	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series C, (AGMC Insured):
185,000	0.000% due 12/15/32[1]	133,259
1,000,000	0.000% due 12/15/34[1]	671,390
500,000	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series C, (AMBAC Insured), 0.000% due 12/15/35[1]	312,270
1,000,000	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series C, (NPFG Insured), 0.000% due 12/15/31[1]	729,580
500,000	Tobacco Settlement Financing Corp., NJ, Revenue Bonds, Refunding, Series A, 5.000% due 6/1/29	636,770
		13,890,415
	New Mexico — 0.6%
500,000	New Mexico Hospital Equipment Loan Council First Mortgage, Revenue Bonds, LA Vida Llena Expansion Project, Series A, 5.000% due 7/1/49	515,120
605,000	New Mexico Mortgage Finance Authority, Revenue Bonds, Series A, (GNMA / FNMA / FHLMC Insured), 4.250% due 1/1/50	679,778
125,000	Santa Fe, NM, Retirement Facility Revenue, Revenue Bonds, Series A, 5.000% due 5/15/34	130,684
		1,325,582
	New York — 3.6%
500,000	Brooklyn Arena Local Development Corp., Pilot Revenue, Revenue Bonds, Refunding, 5.000% due 7/15/42	536,370
500,000	Glen Cove, NY, Local Economic Assistance Corp., Revenue Bonds, Series C, 0.000% due 1/1/55[1]	459,510
250,000	Metropolitan Transportation Authority, NY, Revenue Bonds, Series A, (SIFMA MUNI SWAP INDEX + 0.50%), 0.660% due 11/15/42[4]	240,808
	Metropolitan Transportation Authority, NY, Revenue Bonds, Series C:
250,000	4.750% due 11/15/45	278,973
120,000	5.000% due 11/15/50	137,539
500,000	Metropolitan Transportation Authority, NY, Revenue Bonds, Series D, 4.000% due 11/15/46	518,165
550,000	Monroe County Industrial Development Corp/NY, Revenue Bonds, 5.000% due 1/1/40	516,169
100,000	New York City, NY, Industrial Development Agency, Revenue Bonds, (AMBAC Insured), 5.000% due 1/1/21	100,021
4,000,000	New York City, NY, Municipal Water Finance Authority, Water And Sewer Sytem Revenue, Revenue Bonds, Series A-2, 0.140% due 6/15/44[3]	4,000,000
700,000	New York State, Dormitory Authority Revenue, Non State Supported Debt, Refunding, 5.000% due 12/1/32[2]	827,554
560,000	New York State, Mortgage Agency, Homeowner Mortgage, Revenue Bonds, Refunding, Series 195, 4.000% due 10/1/46	598,511
		8,213,620
	North Carolina — 0.5%
215,000	North Carolina Medical Care Commission, Revenue Bonds, 5.000% due 7/1/34	234,176
See Notes to Schedules of Portfolio Investments
80

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2020 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	North Carolina — (Continued)
$500,000	North Carolina State Medical Care Commission, Revenue Bonds, 5.000% due 10/1/20	$501,800
500,000	North Carolina State, Medical Care Commission, Retirement Facilities Revenue, Revenue Bonds, Series B, 5.000% due 4/1/47	479,370
		1,215,346
	North Dakota — 0.3%
500,000	Ward County, ND, Healthcare Facilities Revenue, Revenue Bonds, Series C, 5.000% due 6/1/43	557,360
	Ohio — 4.3%
450,000	American Municipal Power, Inc., OH, Combination Hydroelectric Project, Revenue Bonds, Series A, 2.250% due 2/15/48[3]	453,114
1,905,000	Buckeye, OH, Tobacco Settlement Financing Authority, Revenue Bonds, Series B-2, 5.000% due 6/1/55	2,099,348
7,320,000	Buckeye, OH, Tobacco Settlement Financing Authority, Revenue Bonds, Series B-3, 0.000% due 6/1/57[1]	1,058,106
600,000	Centerville, OH, Healthcare Revenue, Refunding, 5.250% due 11/1/50	612,258
1,045,000	Cuyahoga County, OH, Hospital Revenue, Refunding, 5.500% due 2/15/52	1,199,023
450,000	Franklin Contry, OH, Revenue Bonds, Series A, 4.000% due 12/1/38	528,646
815,000	Licking County, OH, Health Care Facilities Authority Revenue, Refunding, Series A, 6.000% due 7/1/50	598,414
1,000,000	Lucas County, OH, Hospital Revenue, Promedica Healthcare Obligated Group, Revenue Bonds, Refunding, Series A, 5.250% due 11/15/48	1,131,220
	Southeastern Ohio Port Authority Hospital Facilities, Revenue Bonds:
300,000	5.750% due 12/1/32	317,010
500,000	6.000% due 12/1/42	521,640
	State of Ohio, Revenue Bonds:
250,000	5.000% due 12/1/28[2]	281,105
250,000	5.000% due 12/1/38[2]	270,637
300,000	5.000% due 12/1/48[2]	318,921
420,000	State of Ohio, Revenue Bonds, Refunding, 5.000% due 12/1/33[2]	461,622
		9,851,064
	Oklahoma — 0.2%
95,000	Fort Sill Apache Tribe, OK, Economic Development Authority, Gaming Enterprise Revenue, Series A, 8.500% due 8/25/26[2]	102,002
250,000	Oklahoma, ST, Development Finance Authority, Healthcare System, Revenue Bonds, Series B, 5.500% due 8/15/57	296,612
		398,614
	Oregon — 0.2%
125,000	Clackamas County, Hospital Facility Authority, Oregon Senior Living, Revenue Bonds, Series A, 5.125% due 11/15/40	131,619
395,000	Polk County, Oregon Hospital Facility Authority, Revenue Bonds, Series A, 5.125% due 7/1/55	396,232
		527,851
	Pennsylvania — 4.8%
750,000	Berks County Industrial Development Authority, Tower Health Project, Revenue Bonds, 5.000% due 11/1/47	808,837
125,000	Chester County, PA, Industrial Development Authority, Revenue Bonds, Refunding, Series A, 5.000% due 12/15/51	138,303
See Notes to Schedules of Portfolio Investments
81

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2020 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)
$500,000	Chester County, PA, Industrial Development Authority, Special Obligation Revenue, Woodlands at Greystone Project, Revenue Bonds, 5.000% due 3/1/38[2]	$504,375
	Crawford County, PA, Hospital Authority, Revenue Bonds, Refunding, Series A:
400,000	6.000% due 6/1/36	449,524
250,000	6.000% due 6/1/46	274,710
500,000	Cumberland County Municipal Authority, Revenue Bonds, 5.000% due 1/1/29	502,020
1,000,000	Doylestown, PA, Hospital Authority, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/41	1,113,490
200,000	Franklin County, PA, Industrial Development Authority, Menno-Haven, Inc. Project, Revenue Bonds, Refunding, 5.000% due 12/1/43	201,748
250,000	Lancaster County, PA, Hospital Authority, Revenue Bonds, 5.000% due 3/1/45	254,705
445,000	Montgomery County, PA, Higher Education & Health Authority, Revenue Bonds, Refunding, 5.000% due 12/1/47	464,371
	Montgomery County, PA, Industrial Development Authority, Health System Revenue, Revenue Bonds, Refunding, Series A:
600,000	5.250% due 1/15/27	660,402
250,000	5.250% due 1/15/46	264,920
	Montgomery County, PA, Industrial Development Authority, Revenue Bonds, Refunding:
105,000	5.000% due 11/15/23	113,855
500,000	5.000% due 11/15/36	577,245
100,000	5.000% due 12/1/46	103,567
250,000	Montgomery County, PA, Industrial Development Authority, Waverly Heights, Ltd. Project, Revenue Bonds, Refunding, 5.000% due 12/1/44	276,497
	Northampton County Industrial Development Authority, Revenue Bonds:
250,000	5.000% due 11/1/44	254,613
300,000	5.000% due 11/1/49	303,966
250,000	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding, Series C, 5.000% due 12/1/37	250,003
500,000	Pennsylvania State, Higher Educational Facilities Authority, Student Housing Revenue, 5.000% due 7/1/31	500,795
2,225,000	Pennsylvania State, Housing Finance Agency, Revenue Bonds, (GNMA/FNMA/FHLMC Insured), 2.450% due 7/1/22[3]	2,263,648
495,000	Philadelphia Authority of Industrial Development, Revenue Bonds, Mast III Charter School Project, Series A, 6.500% due 6/15/54	514,483
150,000	Washington County, PA, Redevelopment Authority Revenue, Tax Allocation, Refunding, 5.000% due 7/1/28	155,268
		10,951,345
	Puerto Rico — 6.2%
	Cofina Class 2 Trust, Revenue Bonds, AMBAC Insured:
209,663	0.000% due 8/1/47[1]	57,253
323,124	0.000% due 8/1/54[1]	60,902
35,000	Commonwealth of Puerto Rico, General Obligation Unlimited, Refunding, (AGMC Insured), 4.500% due 7/1/23	35,037
400,000	Commonwealth of Puerto Rico, General Obligation Unlimited, Refunding, Series A, 5.000% due 7/1/41	238,000
	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Series A:
35,000	5.125% due 7/1/37	36,006
2,430,000	5.250% due 7/1/42	2,499,862
350,000	Puerto Rico Commonwealth, General Obligation Unlimited, Refunding, Series A, (AGC-ICC Insured), 5.500% due 7/1/29	386,691
See Notes to Schedules of Portfolio Investments
82

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2020 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Puerto Rico — (Continued)
$300,000	Puerto Rico Commonwealth, General Obligation Unlimited, Refunding, Series A, (AGMC Insured), 5.000% due 7/1/35	$308,178
1,000,000	Puerto Rico Electric Power Authority, Power Revenue, Revenue Bonds, Series XX, 5.250% due 7/1/40[7]	687,500
25,000	Puerto Rico Electric Power Authority, Revenue Bonds, (AGMC Insured), 5.000% due 7/1/27	25,165
610,000	Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Series DDD, (AGMC Insured), 3.625% due 7/1/23	610,256
60,000	Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Series SS, (AGMC Insured), 5.000% due 7/1/30	60,352
550,000	Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Series UU, (AGMC Insured), (3M USD LIBOR * 0.67 + 0.52%), 0.718% due 7/1/29[4]	485,375
500,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2013A-RSA-1, 7.000% due 7/1/40[7]	351,250
300,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series NN, (NPFG Insured), 4.750% due 7/1/33	301,896
505,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series RR, (AGC Insured), 5.000% due 7/1/28	508,131
175,000	Puerto Rico Highway and Transportation Authority, Revenue Bonds, (AGMC Insured), 6.250% due 7/1/21	181,013
10,000	Puerto Rico Highway and Transportation Authority, Revenue Bonds, (AMBAC Insured), 0.000% due 7/1/25[1]	8,095
455,000	Puerto Rico Highway and Transportation Authority, Revenue Bonds, Refunding, Series N, (AMBAC Insured), 1.449% due 7/1/28	418,600
800,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Auxilio Muto, Revenue Bonds, Series A, 6.000% due 7/1/33	823,848
250,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, International American University Project, Revenue Bonds, 5.000% due 10/1/31	262,053
430,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, International American University Project, Revenue Bonds, (NPFG Insured), 4.500% due 10/1/29	430,907
100,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Refunding, ANA G Mendez University Project, Revenue Bonds, 5.500% due 12/1/31	99,764
500,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Revenue Bonds, 5.000% due 3/1/36	480,250
500,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Revenue Bonds, Refunding, 5.000% due 10/1/20	502,340
540,000	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue,Revenue Bonds, Series A (AMBAC Insured), 0.000% due 7/1/37[1]	247,120
9,071	Puerto Rico Public Buildings Authority, Revenue Bonds, Refunding, Series L, (NPFG Insured), 5.500% due 7/1/21	9,189
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds, Series A-1:
8,000	0.000% due 7/1/24[1]	7,312
15,000	0.000% due 7/1/27[1]	12,565
14,000	0.000% due 7/1/29[1]	10,994
18,000	0.000% due 7/1/31[1]	13,044
21,000	0.000% due 7/1/33[1]	14,052
1,000,000	0.000% due 7/1/51[1]	209,670
2,000,000	5.000% due 7/1/58	2,161,100
See Notes to Schedules of Portfolio Investments
83

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2020 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Puerto Rico — (Continued)
$1,000,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds, Series A-2, 4.784% due 7/1/58	$1,065,910
185,000	University of Puerto Rico, Revenue Bonds, Refunding, Series P, (NPFG Insured), 5.000% due 6/1/25	186,391
	University of Puerto Rico, Revenue Bonds, Series Q:
100,000	5.000% due 6/1/25	98,000
150,000	5.000% due 6/1/36	146,625
		14,040,696
	Rhode Island — 1.3%
	Rhode Island Health & Educational Building Corp., Revenue Bonds, Refunding, Series B:
900,000	5.000% due 9/1/31	944,784
750,000	5.000% due 9/1/36	770,737
570,000	Rhode Island State, Housing and Mortgage Finance Corp., Revenue Bonds, Series 69-B, (GNMA / FNMA / FHLMC Insured), 4.000% due 10/1/48	630,557
4,000,000	Tobacco Settlement Financing Corp., RI, Revenue Bonds, Series A, 0.000% due 6/1/52[1]	609,560
		2,955,638
	South Carolina — 2.4%
2,760,004	Connector 2000 Association, Inc., Revenue Bonds, Series A-1, 0.000% due 1/1/42[1]	543,527
500,000	Connector 2000 Association, Inc., SC, Toll Road Revenue, Series A-1, 0.000% due 1/1/32[1]	218,720
310,000	South Carolina State, Housing Finance & Development Authority, Revenue Bonds, (GNMA / FNMA / FHLMC/ FHA Insured), 4.000% due 7/1/36	337,212
	South Carolina State, Jobs-Economic Development Authority, Health Facilities Revenue, Revenue Bonds, Refunding:
410,000	5.000% due 10/1/36[2]	421,119
1,090,000	5.000% due 10/1/41[2]	1,108,410
800,000	South Carolina State, Jobs-Economic Development Authority, Residential Facilities Revenue, Revenue Bonds, Refunding, 5.000% due 4/1/47	842,496
200,000	South Carolina State, Public Service Authority, Revenue Bonds, Refunding, Series A, 5.000% due 12/1/33	237,790
	South Carolina State, Public Service Authority, Revenue Bonds, Refunding, Series B:
500,000	5.000% due 12/1/37	596,070
500,000	5.000% due 12/1/41	591,330
500,000	2.750% due 12/1/51	498,470
5,000	South Carolina State, Public Service Authority, Revenue Bonds, Series E, 5.250% due 12/1/55	5,822
		5,400,966
	Texas — 4.2%
645,000	Arlington, TX, Higher Education Finance Corp., Revenue Bonds, Refunding, Series A, 5.000% due 12/1/51	707,655
405,000	Arlington, TX, Higher Education Finance Corp., Revenue Bonds, Refunding, Uplift Education, Series A, 2.750% due 12/1/26	409,852
360,000	Fort Bend County, TX, Industrial Development Corp., NRG Energy, Inc., Revenue Bonds, Series A, 4.750% due 5/1/38	374,177
1,510,000	Harris County, TX, Cultural Education Facilities Finance Corp., Brazos Presbyterian Homes Project, Revenue Bonds, Refunding, 5.000% due 1/1/48	1,550,725
150,000	Harris County, TX, Cultural Education Facilities Finance Corp., Revenue Bonds, Series A, 5.000% due 1/1/43	151,926
See Notes to Schedules of Portfolio Investments
84

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2020 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Texas — (Continued)
$500,000	Matagorda County, TX, Navigation District No. 1, Revenue Bonds, Refunding (AMBAC Insured), 4.400% due 5/1/30	$596,235
	New Hope Cultural Education Facilities Finance Corp., Revenue Bonds:
250,000	5.500% due 1/1/49	252,615
400,000	5.000% due 1/1/55	378,668
950,000	New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facilities Revenue, Revenue Bonds, Refunding, 5.000% due 11/15/36	989,919
375,000	New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facilities Revenue, Revenue Bonds, Series A, 5.000% due 1/1/35	389,854
500,000	New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue Bonds, Series A, 5.000% due 4/1/42	488,330
	Newark Higher Education Finance Corp., TX, Education Revenue, Revenue Bonds:
300,000	5.000% due 6/15/33	308,202
500,000	5.000% due 6/15/38	511,490
230,000	Newark Higher Education Finance Corp., TX, Education Revenue, Revenue Bonds, Series A, 5.000% due 6/15/37	235,453
1,000,000	Port of Port Authority, TX, Navigation District, Revenue Bonds, 0.140% due 10/1/24[3]	1,000,000
	Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facilities, Revenue Bonds, Refunding:
250,000	4.000% due 5/15/27	244,177
150,000	5.000% due 11/15/35	156,126
625,000	5.000% due 5/15/45	632,144
195,000	Texas State, Department of Housing and Community Affairs, Revenue Bonds, Series A, (GNMA Insured), 4.750% due 3/1/49	219,309
		9,596,857
	Utah — 0.2%
500,000	Hideout Local District No. 1, UT, Special Assessment, 6.750% due 8/1/37[2]	486,470
	Virginia — 2.7%
	Farmville, VA, Industrial Development Authority Facilities, Revenue Bonds, Refunding, Series A:
750,000	5.000% due 1/1/38	820,447
500,000	5.000% due 1/1/50	541,830
500,000	Hanover County, VA, Economic Development Authority, Care Facilities Revenue, Refunding, Covenant Woods, Revenue Bonds, 5.000% due 7/1/38	511,105
295,000	Henrico County, VA, Economic Development Authority Health Care Facilities Revenue, Revenue Bonds, Refunding, Series C, 5.000% due 12/1/37	304,101
500,000	Henrico County, VA, Economic Development Authority, Residencial Care Facility Revenue, Revenue Bonds, Series A, 5.000% due 6/1/39	511,010
415,000	Henrico County, VA, Economic Development Authority, Residencial Care Facility Revenue, Revenue Bonds, Series C, 5.000% due 12/1/47	420,046
500,000	Newport News, VA, Industrial Development Authority, Health System Revenue, Revenue Bonds, Series A, 5.000% due 7/1/46[2]	567,415
1,000,000	Newport News, VA, Industrial Development Authority, System Revenue, Revenue Bonds, 5.330% due 7/1/45[2]	1,114,310
750,000	Norfolk, VA, Redevelopment and Housing Authority, Revenue Bonds, Series A, 5.250% due 1/1/54	776,468
See Notes to Schedules of Portfolio Investments
85

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2020 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Virginia — (Continued)
$500,000	Virginia State, Small Business Financing Authority, Residential Care Facility Revenue, Revenue Bonds, Refunding, Series C, 5.000% due 6/1/42	$505,250
		6,071,982
	Washington — 1.6%
235,000	Kalispel Tribe of Indians Priority District, WA, Revenue Bonds, Series B, 5.250% due 1/1/38[2]	263,743
500,000	Washington State Convention Center Public Facilities District, Revenue Bonds, 5.000% due 7/1/58	550,590
	Washington State, Health Care Facilities Authority, Revenue Bonds:
200,000	5.000% due 8/1/30	256,870
250,000	5.000% due 8/15/34	281,232
1,000,000	5.000% due 12/1/36	1,137,560
100,000	Washington State, Housing Finance Commission, Refunding, Hearthstone Project, Revenue Bonds, Series B, 3.125% due 7/1/23[2]	98,372
625,000	Washington State, Housing Finance Commission, Refunding, Judson Park Project, Revenue Bonds, 5.000% due 7/1/38[2]	666,344
500,000	Washington State, Housing Finance Commission, Rockwood Retirement Communitie, Revenue Bonds, 5.000% due 1/1/55[2]	449,520
		3,704,231
	West Virginia — 0.1%
250,000	West Virginia State, Hospital Finance Authority, Revenue Bonds, Refunding, Series A, 5.000% due 1/1/43	298,790
	Wisconsin — 3.3%
	Public Finance Authority, Revenue Bonds:
375,000	5.000% due 6/1/29[2]	405,323
130,000	5.000% due 6/1/34	139,218
135,000	5.000% due 6/1/49	139,747
500,000	Public Finance Authority, WI, Charter School Portfolio Project, Revenue Bonds, Series A-1, 5.000% due 1/1/55[2]	508,895
500,000	Public Finance Authority, WI, Charter School Revenue, Revenue Bonds, Series A, 5.375% due 7/15/47[2]	521,900
	Public Finance Authority, WI, Retirement Facility Revenue, Revenue Bonds, Refunding:
150,000	5.000% due 9/1/49[2]	149,084
500,000	5.000% due 9/1/54[2]	502,515
260,000	Public Finance Authority, WI, Revenue Bonds, Refunding, 5.875% due 4/1/45	281,320
325,000	Public Finance Authority, WI, School Education Revenue, Revenue Bonds, 4.000% due 6/15/29[2]	330,772
350,000	Public Finance Authority, WI, Senior Living Revenue, Mary’s Woods at Marylhurst Project, Revenue Bonds, Refunding, Series A, 5.250% due 5/15/37[2]	371,798
85,000	Public Finance Authority, WI, Senior Living Revenue, Rose Village Project, Revenue Bonds, Series A, 5.000% due 11/15/24[2]	89,050
500,000	Public Finance Authority, WI, Student Housing, Revenue Bonds (AGMC Insured), 5.000% due 7/1/53	585,205
1,060,000	Public Finance Authority, WI, Student Housing, Revenue Bonds, Series A, 5.000% due 7/1/25	1,135,143
	Wisconsin State, Health & Educational Facilities Authority Revenue, Revenue Bonds, Refunding:
955,000	5.000% due 6/1/41	966,651
390,000	0.750% due 2/15/53[3]	390,000
See Notes to Schedules of Portfolio Investments
86

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2020 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
Wisconsin — (Continued)
$925,000	Wisconsin State, Housing and Economic Development Authority, Home Ownership Revenue, Revenue Bonds, Series D, 4.000% due 3/1/47	$1,019,350
		7,535,971
Other Territory — 0.4%
731,511	Federal Home Loan Mortgage Corporation Multifamily ML-05 Certificates, Revenue Bonds, Class AUS, 3.400% due 1/25/36	848,282
TOTAL MUNICIPAL BONDS (Cost $216,007,577)		224,014,304
TOTAL INVESTMENTS (Cost $216,007,577)	98.6%	$224,014,304
OTHER ASSETS IN EXCESS OF LIABILITIES	1.4	3,157,976
NET ASSETS	100.0%	$227,172,280

*	Percentages indicated are based on net assets.
[1]	Zero Coupon Bond.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified buyers. At July 31, 2020, these securities, which are not illiquid, amounted to $30,350,744 or 13.4% of net assets for the Fund.
[3]	Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. Rate presented is as of July 31, 2020.
[4]	Floating Rate Bond. Rate shown is as of July 31, 2020.
[5]	When-issued security.
[6]	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
[7]	This security is in default. See Note 1.

Abbreviations:
AGC — Assurance Guaranty Corporation
AGC-ICC — Assured Guaranty Corporation Insured Custody Certificates
AGMC — Assured Guaranty Municipal Corporation
AMBAC — American Municipal Bond Assurance Corporation
BAM — Build America Mutual
FHA — Federal Housing Administration
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
MBIA — Municipal Bond Investors Assurance
NPFG — National Public Finance Guarantee Corporation
SIFMA — Securities Industry and Financial Markets Association
See Notes to Schedules of Portfolio Investments
87

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments (Unaudited)
1.  Organization and Significant Accounting Policies
As of July 31, 2020, The Glenmede Fund, Inc. (the “Fund”) consists of eighteen portfolios: the Quantitative U.S. Large Cap Core Equity Portfolio, the Quantitative U.S. Large Cap Growth Equity Portfolio, the Quantitative U.S. Large Cap Value Equity Portfolio, the Quantitative U.S. Small Cap Equity Portfolio, the Quantitative International Equity Portfolio, the Responsible ESG U.S. Equity Portfolio, the Women in Leadership U.S. Equity Portfolio, the Quantitative U.S. Long/Short Equity Portfolio, the Quantitative U.S. Total Market Equity Portfolio, the Strategic Equity Portfolio, the Small Cap Equity Portfolio, the Large Cap Value Portfolio, the Equity Income Portfolio, the Secured Options Portfolio, the Global Secured Options Portfolio, the Core Fixed Income Portfolio, the Short Term Tax Aware Fixed Income Portfolio and the High Yield Municipal Portfolio (each, a “Portfolio” and collectively, the “Portfolios”). The Fund was incorporated in the State of Maryland on June 30, 1988, and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Since January 2, 1998, the Small Cap Equity Portfolio has consisted of two classes of shares: the Advisor Class and the Institutional Class. Since June 30, 2015, the Quantitative U.S. Large Cap Core Equity Portfolio and the Quantitative U.S. Large Cap Growth Equity Portfolio have offered two classes of shares: the Advisor Class and the Institutional Class. The Institutional classes commenced operations on December 30, 2015 and November 5, 2015, respectively. Since July 14, 2016, the Secured Options Portfolio has offered two classes of shares: the Advisor Class and the Institutional Class. The Institutional Class shares of the Secured Options Portfolio commenced operations on November 9, 2016. Since February 14, 2019, Quantitative U.S. Long/Short Equity Portfolio has offered two classes of shares: the Advisor Class and the Institutional Class. As of that date, the existing class of the Quantitative U.S. Long/Short Equity Portfolio changed its name to the Advisor Class. The Institutional Class shares of the Quantitative U.S. Long/Short Equity Portfolio commenced operations on September 13, 2019. The High Yield Municipal Portfolio, the Responsible ESG U.S. Equity Portfolio and the Women in Leadership U.S. Equity Portfolio commenced operations on December 22, 2015. The Short Term Tax Aware Fixed Income Portfolio commenced operations on June 29, 2016. The Equity Income Portfolio commenced operations on December 21, 2016. The Quantitative U.S. Large Cap Value Equity Portfolio and Quantitative U.S. Small Cap Equity Portfolio commenced operations on November 13, 2017.
Valuation of Securities:  Equity securities and options listed on a U.S. securities exchange, including exchange-traded funds (“ETFs”), for which market quotations are readily available are valued at the last quoted sale price as of the close of the exchange’s regular trading hours on the day the valuation is made. These securities are typically categorized as Level 1 in the fair value hierarchy. Price information on listed securities is taken from the exchange where the securities are primarily traded. Securities traded on the NASDAQ System are valued at the NASDAQ Official Closing Price (“NOCP”) and are typically categorized as Level 1 in the fair value hierarchy. Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at an amount that does not exceed the asked price and is not less than the bid price and are typically categorized as Level 2. If no sales are reported, exchange traded options are valued at the mean of the bid and ask price and are typically categorized as Level 2. Options traded over-the-counter are valued using prices supplied by dealers and are typically categorized as Level 2. Securities and options listed on a foreign exchange and unlisted foreign securities that are traded on the valuation date are valued at the last quoted sales price available before the time when assets are valued and are typically categorized as Level 1. Investments in open-end registered investment companies are valued at their respective net asset values ("NAVs") as reported by such companies, and are typically categorized as Level 1.
Bonds and other fixed-income securities are valued at the most recent quoted bid price or, when exchange valuations are used, at the latest quoted sale price on the day of valuation. Such securities are typically categorized as Level 2 in the fair value hierarchy. In addition, bond and other fixed-income securities may be valued on the basis of prices provided by a pricing service or by using a matrix or formula. In such instances, when the Portfolio’s investment advisor believes such prices reflect the fair market value of such securities and are based on observable inputs, these securities are typically categorized as Level 2. Debt securities purchased with maturities of 60 days or less at the time of purchase are valued at amortized cost and are typically categorized as Level 2. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument.
When market quotations are not readily available or events occur that make established valuation methods unreliable, securities and other assets are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Directors of the Fund (the “Board”) and are typically categorized as Level 3 in the fair value hierarchy. The fair value of securities is generally determined as the amount that a Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.
Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standard Codification ("ASC") Topic 820, “Fair Value Measurements" defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in
88

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Notes to Schedules of Portfolio Investments (Unaudited) — (Continued)
pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:
Level 1 — quoted prices in active markets for identical investments;
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, adjusted quoted prices on foreign equity securities and others) or valuations based on quoted prices in markets that are not active; and
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.
The Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Large Cap Growth Equity Portfolio, Quantitative U.S. Large Cap Value Equity Portfolio, Responsible ESG U.S. Equity Portfolio, Women in Leadership U.S. Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio, Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio and Equity Income Portfolio had all investments with corresponding industries at Level 1 except repurchase agreements which were at Level 2, at July 31, 2020. The High Yield Municipal Portfolio had all investments with corresponding states at Level 2 at July 31, 2020.
The Portfolios did not recognize any Level 3 transfers as of the quarter ended July 31, 2020. Transfers into and out of a level are typically recognized at the end of the reporting period.
The following is a summary of the inputs used as of July 31, 2020 in valuing the assets and liabilities of the Quantitative U.S. Small Cap Equity Portfolio, Quantitative International Equity Portfolio, Secured Options Portfolio, Global Secured Options Portfolio, Core Fixed Income Portfolio and Short Term Tax Aware Fixed Income Portfolio:
Quantitative U.S. Small Cap Equity Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Airlines	$5,692	$—	$—	$5,692
Auto Components	8,785	—	—	8,785
Banks	99,939	—	—	99,939
Biotechnology	82,391	—	—	82,391
Building Products	33,540	—	—	33,540
Capital Markets	28,757	—	—	28,757
Chemicals	15,579	—	—	15,579
Commercial Services & Supplies	3,210	—	—	3,210
Communications Equipment	14,118	—	—	14,118
Construction & Engineering	15,188	—	—	15,188
Consumer Finance	8,613	—	—	8,613
Containers & Packaging	7,723	—	—	7,723
Diversified Consumer Services	14,267	—	—	14,267
Electric Utilities	12,658	—	—	12,658
Electrical Equipment	5,627	—	—	5,627
Electronic Equipment, Instruments & Components	42,171	—	—	42,171
Energy Equipment & Services	2,349	—	—	2,349
Equity Real Estate Investment Trusts	71,161	—	—	71,161
Food & Staples Retailing	13,918	—	—	13,918
Health Care Equipment & Supplies	42,971	—	—	42,971
Health Care Providers & Services	22,180	—	—	22,180
Health Care Technology	6,570	—	—	6,570
89

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Notes to Schedules of Portfolio Investments (Unaudited) — (Continued)
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Hotels, Restaurants & Leisure	$30,730	$—	$—	$30,730
Household Durables	35,689	—	—	35,689
Household Products	4,886	—	—	4,886
Insurance	23,901	—	—	23,901
Interactive Media & Service	10,653	—	—	10,653
IT Services	29,327	—	—	29,327
Machinery	21,972	—	—	21,972
Marine	5,501	—	—	5,501
Media	3,872	—	—	3,872
Metals & Mining	14,261	—	—	14,261
Mortgage Real Estate Investment Trusts	14,136	—	—	14,136
Multi-line Retail	6,137	—	—	6,137
Multi-Utilities	9,535	—	—	9,535
Oil, Gas & Consumable Fuels	34,481	—	—	34,481
Paper & Forest Products	9,038	—	—	9,038
Personal Products	3,856	—	—	3,856
Pharmaceuticals	23,003	—	0*	23,003
Professional Services	13,472	—	—	13,472
Real Estate Management & Development	5,836	—	—	5,836
Semiconductors & Semiconductor Equipment	22,428	—	—	22,428
Software	30,804	—	—	30,804
Specialty Retail	28,637	—	—	28,637
Textiles, Apparel & Luxury Goods	17,996	—	—	17,996
Thrifts & Mortgage Finance	6,669	—	—	6,669
Trading Companies & Distributors	13,838	—	—	13,838
Total Common Stocks	978,065	—	—	978,065
Repurchase Agreement	—	9,008	—	9,008
Investment of Security Lending Collateral	24,591	—	—	24,591
Total Investments	1,002,656	9,008	0	1,011,664
Total	$1,002,656	$9,008	$0	$1,011,664
* Includes one security priced at $0.
Quantitative International Equity Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Aerospace & Defense	$2,211,555	$—	$—	$2,211,555
Air Freight & Logistics	2,161,845	—	—	2,161,845
Auto Components	1,200,316	—	—	1,200,316
Automobiles	1,220,054	—	—	1,220,054
Banks	8,812,139	—	—	8,812,139
Capital Markets	2,854,841	—	—	2,854,841
Chemicals	1,781,748	—	—	1,781,748
Commercial Services & Supplies	725,451	—	—	725,451
Construction Materials	2,550,102	—	—	2,550,102
Diversified Telecommunication Services	878,299	—	—	878,299
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Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Electric Utilities	$2,338,578	$—	$—	$2,338,578
Electrical Equipment	770,042	—	—	770,042
Electronic Equipment, Instruments & Components	2,597,961	—	—	2,597,961
Entertainment	1,226,888	—	—	1,226,888
Food & Staples Retailing	1,989,411	—	—	1,989,411
Food Products	2,302,514	—	—	2,302,514
Health Care Equipment & Supplies	876,372	—	—	876,372
Hotels, Restaurants & Leisure	804,162	—	—	804,162
Household Durables	4,262,041	—	—	4,262,041
Household Products	—	1,257,531	—	1,257,531
Industrial Conglomerates	902,267	—	—	902,267
Insurance	5,061,441	—	—	5,061,441
Internet & Direct Marketing Retail	1,300,537	—	—	1,300,537
IT Services	2,849,639	—	—	2,849,639
Leisure Equipment & Products	445,299	—	—	445,299
Machinery	1,690,170	—	—	1,690,170
Media	359,759	—	—	359,759
Metals & Mining	4,721,898	—	—	4,721,898
Multi-Utilities	355,213	—	—	355,213
Oil, Gas & Consumable Fuels	4,759,980	—	—	4,759,980
Personal Products	1,476,458	—	—	1,476,458
Pharmaceuticals	7,619,145	—	—	7,619,145
Real Estate Management & Development	1,355,443	—	—	1,355,443
Road & Rail	—	1,432,002	—	1,432,002
Semiconductors & Semiconductor Equipment	1,607,573	—	—	1,607,573
Software	479,936	—	—	479,936
Specialty Retail	440,994	—	—	440,994
Tobacco	2,526,772	—	—	2,526,772
Trading Companies & Distributors	1,026,567	—	—	1,026,567
Wireless Telecommunication Services	1,448,501	—	—	1,448,501
Total Common Stocks	81,991,911	2,689,533	—	84,681,444
Repurchase Agreement	—	272,636	—	272,636
Investment of Security Lending Collateral	8,205,409	—	—	8,205,409
Total Investments	90,197,320	2,962,169	—	93,159,489
Total	$90,197,320	$2,962,169	$—	$93,159,489
Secured Options Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Funds	$16,219,092	$—	$—	$16,219,092
U.S. Treasury Bills	—	119,959,563	—	119,959,563
Repurchase Agreement	—	453,738	—	453,738
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Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Purchased Options
Calls	$765,606,730	$—	$—	$765,606,730
Puts	693,515	—	—	693,515
Total Purchased Options	766,300,245	—	—	766,300,245
Total Investments	782,519,337	120,413,301	—	902,932,638
Total	$782,519,337	$120,413,301	$—	$902,932,638
LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Written Options
Call	$(428,118,650)	$—	$—	$(428,118,650)
Puts	(4,307,460)	—	—	(4,307,460)
Total Written Options	(432,426,110)	—	—	(432,426,110)
Total	$(432,426,110)	$—	$—	$(432,426,110)
Global Secured Options Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Fund	$151,515	$—	$—	$151,515
U.S. Treasury Bills	—	2,399,191	—	2,399,191
Repurchase Agreement	—	394,187	—	394,187
Purchased Options
Calls	3,847,270	—	—	3,847,270
Puts	3,485	—	—	3,485
Total Purchased Options	3,850,755	—	—	3,850,755
Total Investments	4,002,270	2,793,378	—	6,795,648
Total	$4,002,270	$2,793,378	$—	$6,795,648
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LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Written Options
Call	$(2,151,350)	$—	$—	$(2,151,350)
Puts	(104,680)	—	—	(104,680)
Total Written Options	(2,256,030)	—	—	(2,256,030)
Total	$(2,256,030)	$—	$—	$(2,256,030)
Core Fixed Income Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Agency Notes
Federal Home Loan Bank	$—	$28,935,144	$—	$28,935,144
Federal National Mortgage Association	—	30,061,755	—	30,061,755
Total Agency Notes	—	58,996,899	—	58,996,899
Mortgage-Backed Securities
Federal Home Loan Mortgage Corporation	—	65,903,637	—	65,903,637
Federal National Mortgage Association	—	84,989,740	—	84,989,740
Government National Mortgage Association	—	8,206,875	—	8,206,875
Total Mortgage-Backed Securities	—	159,100,252	—	159,100,252
Corporate Notes
Automotive	—	2,162,563	—	2,162,563
Banking	—	32,376,666	—	32,376,666
Beverages, Food & Tobacco	—	13,233,688	—	13,233,688
Communications	—	19,775,875	—	19,775,875
Computer Software & Processing	—	30,914,904	—	30,914,904
Heavy Machinery	—	4,799,929	—	4,799,929
Insurance	—	5,687,397	—	5,687,397
Pharmaceuticals	—	5,460,991	—	5,460,991
Retailers	—	8,939,466	—	8,939,466
Total Corporate Notes	—	123,351,479	—	123,351,479
U.S. Treasury Notes/Bonds	—	92,021,250	—	92,021,250
Repurchase Agreement	—	16,484,746	—	16,484,746
Investment of Security Lending Collateral	1,245,600	—	—	1,245,600
Total Investments	1,245,600	449,954,626	—	451,200,226
Total	$1,245,600	$449,954,626	$—	$451,200,226
COVID-19:  In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to
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the Fund’s Portfolios, including political, social and economic risks. Any such impact could adversely affect the Portfolios’ performance, the performance of the securities in which the Portfolios invest and may lead to losses on your investment in the Fund’s Portfolio(s). The ultimate impact of COVID-19 on the financial performance of the Portfolios’ investments is not reasonably estimable at this time.
Repurchase Agreements:  Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the applicable Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the applicable Portfolio to resell the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio’s holding period. The seller’s obligation is secured by collateral (underlying securities) segregated on behalf of the Portfolio. The value of the collateral at the time of execution must be at least equal to 102% of the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Portfolio has the right to sell the collateral to offset losses incurred. There is a potential for loss to a Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. Each Portfolio’s investment advisor, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which each Portfolio enters into repurchase agreements to evaluate potential risks.
Master Repurchase Agreements (“MRA”) permit a Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the applicable Portfolio receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Portfolio upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Portfolio would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty. The gross value and related collateral received for each Portfolio’s investments in repurchase agreements as of July 31, 2020 are presented in each Portfolio’s Schedule of Portfolio Investments.
As of July 31, 2020, the following table is a summary of the Fund’s repurchase agreements by counterparty which are subject to offset under an MRA:
Quantitative U.S. Large Cap Value Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$9,713	$(9,713)	$—	$—	$—
Quantitative U.S. Small Cap Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$9,008	$(9,008)	$—	$—	$—
Quantitative International Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$272,636	$(272,636)	$—	$—	$—
Responsible ESG U.S. Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$91,964	$(91,964)	$—	$—	$—
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Women in Leadership U.S. Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$127,033	$(127,033)	$—	$—	$—
Quantitative U.S. Long/Short Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$681,726	$(681,726)	$—	$—	$—
Quantitative U.S. Total Market Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$119,991	$(119,991)	$—	$—	$—
Strategic Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$2,283,263	$(2,283,263)	$—	$—	$—
Small Cap Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$3,814,307	$(3,814,307)	$—	$—	$—
Large Cap Value Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$104,091	$(104,091)	$—	$—	$—
Equity Income Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$241,954	$(241,954)	$—	$—	$—
Secured Options Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$453,738	$(453,738)	$—	$—	$—
Global Secured Options Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$394,187	$(394,187)	$—	$—	$—
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Core Fixed Income Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$16,484,746	$(16,484,746)	$—	$—	$—
Short Term Tax Aware Fixed Income Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$3,967,989	$(3,967,989)	$—	$—	$—
(a) The value of the related collateral exceeded the value of the net position in the repurchase agreements as of July 31, 2020. The total value of the non-cash collateral received is disclosed in the Schedules of Portfolio Investments.
(b) Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.
Foreign Currency Translation:  The books and records of each Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains and losses on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of each Portfolio and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions. The Portfolios do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations in the market prices of portfolio securities sold during the period.
Foreign Securities:  The Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, Equity Income Portfolio, Quantitative U.S. Large Cap Value Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Large Cap Growth Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio, Responsible ESG U.S. Equity Portfolio, Women in Leadership U.S. Equity Portfolio, Secured Options Portfolio, Global Secured Options Portfolio and Quantitative International Equity Portfolio may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. government. These risks include valuation of currencies and future adverse political and economic developments. Moreover, securities of some foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. This is particularly true with respect to emerging markets in developing countries.
Options Transactions:  The Strategic Equity Portfolio, Large Cap Value Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Secured Options Portfolio and Global Secured Options Portfolio are subject to equity price risk and may purchase or write covered call options or secured put options to hedge against changes in the value of securities each Portfolio owns or expects to own. The Secured Options Portfolio and Global Secured Options Portfolio use option strategies also in an effort to earn options premiums and to provide more stable returns. These options may relate to particular securities or securities indices and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. The risk in writing a call option is that the Portfolio may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform. Portfolio assets covering written options cannot be sold while the option is outstanding, unless replaced by similar assets. A Portfolio also risks losing all or part of the cash paid for purchasing call and put options. The Portfolios may also write over-the-counter options where completing the obligation depends upon the credit standing of the other party. The Strategic Equity Portfolio, Large Cap Value Portfolio and Quantitative U.S. Long/Short Equity Portfolio did not enter into any options transactions during the period ended July 31, 2020. During the period ended July 31, 2020, the Secured Options Portfolio and the Global Secured Options Portfolio wrote put and call options and purchased put and call options in an attempt to achieve their respective investment objective and strategies. As of July 31, 2020, the Secured Options
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Portfolio and Global Secured Options Portfolio pledged cash in the amount of $1,126,275 and $4,107,912 respectively, to brokers, as collateral for written options. In addition, security collateral (U.S. Treasury Bills) valued at $119,959,563 and $2,399,191 was pledged as collateral by Secured Options Portfolio and Global Secured Options Portfolio, respectively.
Disclosures about Derivative Instruments and Hedging Activities:  Each Portfolio follows FASB ASC Topic 815 “Disclosures about Derivative Instruments and Hedging Activities” (“ASC 815”). ASC 815 requires enhanced disclosures about each Portfolio’s use of, and accounting for, derivative instruments and the effect on the results of each Portfolio’s operations and financial position. At July 31, 2020 and during the period then ended, the Secured Options Portfolio and the Global Secured Options Portfolio had the following derivatives and transactions in derivatives, grouped into appropriate risk categories, none of which have been designated as hedging instruments:
Secured Options Portfolio
Asset Derivatives
	Equity Contracts Risk	Total
Options Purchased	$766,300,245	$766,300,245
Total Value	$766,300,245	$766,300,245
Liability Derivatives
	Equity Contracts Risk	Total
Options Written	$(432,426,110)	$(432,426,110)
Total Value	$(432,426,110)	$(432,426,110)
Number of Contracts, Notional Amounts or Shares/Units1
	Equity Contracts Risk	Total
Options Purchased	6,269	6,269
Options Written	(7,569)	(7,569)
Global Secured Options Portfolio
Asset Derivatives
	Equity Contracts Risk	Total
Options Purchased	$3,850,755	$3,850,755
Total Value	$3,850,755	$3,850,755
Liability Derivatives
	Equity Contracts Risk	Total
Options Written	$(2,256,030)	$(2,256,030)
Total Value	$(2,256,030)	$(2,256,030)
Number of Contracts, Notional Amounts or Shares/Units1
	Equity Contracts Risk	Total
Options Purchased	27	27
Options Written	(285)	(285)
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[1]	Amounts disclosed represents average number of contracts, notional amounts, or shares/units outstanding during the period ended July 31, 2020.
Lending of Portfolio Securities:  Each Portfolio, using State Street as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lenders’ fees. Each applicable Portfolio receives cash collateral (which may be invested by the lending agent in short-term instruments) and/or non-cash collateral (which may include U.S. Treasuries and/or U.S. Government Agency securities), in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the applicable Portfolio on the next business day. On behalf of the Quantitative U.S. Long/Short Equity Portfolio and the Quantitative U.S. Total Market Equity Portfolio, some or all of the cash collateral may be used to finance short sales. The cash collateral received for the Quantitative U.S. Long/Short Equity Portfolio was not used to finance short sales during the period ended July 31, 2020. During the period ended July 31, 2020, the cash collateral received by the Quantitative U.S. Small Cap Equity Portfolio, Quantitative International Equity Portfolio, Small Cap Equity Portfolio and Core Fixed Income Portfolio was invested in the State Street Navigator Securities Lending Government Money Market Portfolio, which is a 1940 Act money market fund. To the extent that advisory or other fees paid by the State Street Navigator Securities Lending Government Money Market Portfolio are for the same or similar services as fees paid by the applicable Portfolio, there will be a layering of fees, which would increase expenses and decrease returns. Information regarding the value of the securities loaned and the value of the cash collateral at period end is included at the end of each applicable Schedule of Portfolio Investments . Non-cash collateral detail is not disclosed in the Schedules of Portfolio Investments as it is held by the lending agent on behalf of the Portfolio, and the Portfolio does not have the ability to re-hypothecate those securities. A Portfolio could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities when due. A Portfolio may also record realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. Such loans would involve risks of delay in receiving additional collateral in the event that the collateral decreased below the value of the securities loaned or risks of the loss of rights in the collateral should the borrower of the securities fail financially.
Portfolio	Market Value of Loaned Securities	Market Value of Cash Collateral	Market Value of Non-Cash Collateral	% of Total Assets on Loan
Quantitative U.S. Small Cap Equity Portfolio	$67,328	$24,591	46,024	6.63
Quantitative International Equity Portfolio	13,986,768	8,205,409	6,504,413	14.85
Quantitative U.S. Long/Short Equity Portfolio	2,269,279	—	2,353,999	1.07
Quantitative U.S. Total Market Equity Portfolio	855,848	—	897,414	1.93
Small Cap Equity Portfolio	45,575,049	12,822,357	35,750,720	3.34
Core Fixed Income Portfolio	1,222,193	1,245,600	—	0.27
Real Estate Investment Trusts:  The Portfolios may invest in real estate investment trusts (“REITs”), which pool investors’ funds for investment, primarily in income producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement to distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year.
A shareholder in a Portfolio, by investing in REITs through the Portfolio, will bear not only the shareholder’s proportionate share of the expenses of the Portfolio, but also, indirectly, the management expenses of the underlying REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REIT’s failure to maintain exemption from registration under the 1940 Act. Dividends representing a return of capital are reflected as a reduction of cost and/or as a realized gain when the amount of the return of capital is conclusively determined. See each Portfolio’s Schedule of Portfolio Investments for REIT securities held as of July 31, 2020.
Securities Sold Short:  The Quantitative U.S. Long/Short Equity Portfolio and Quantitative U.S. Total Market Equity Portfolio may engage in short sales, which are sales by the applicable Portfolio of securities which have been borrowed from a third party on the expectation that the market price will decline. If the price of the securities declines, the Portfolio will make a profit by purchasing the securities in the open market at a lower price than the one at which it sold the securities. If the price of the securities increases, the Portfolio may have to cover its short positions at a higher price than the short sale price, resulting in a loss. Gains are limited to the price at which the Portfolios sold the security short, while losses are potentially unlimited in size. Each Portfolio pledges securities and/or other assets, which may include cash collateral from securities lending activities, to the lender as collateral. Proceeds received from short sales may be maintained by the lender as collateral or may be released to the Portfolio and used to purchase additional securities or for any other purpose. Each Portfolio is required to segregate an amount of cash, cash equivalents or other appropriate liquid marketable securities with the custodian in an amount at least equal to the current market value of the securities sold short (less any additional collateral held by the lender) and the amount of any securities lending cash collateral used to finance short sales until the Portfolio replaces a borrowed security. Depending on arrangements
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Notes to Schedules of Portfolio Investments (Unaudited) — (Concluded)
made with the lender or custodian, the Portfolio may not receive any payments (including interest) on the deposits made with the lender or custodian. The Portfolio is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are recorded as an expense of the Portfolio. As of July 31, 2020, the Quantitative U.S. Long/Short Equity Portfolio pledged cash in the amount of $87,151,816 to State Street, as collateral for short sales. The Quantitative U.S. Long/Short Equity Portfolio and Quantitative U.S. Total Market Equity Portfolio also pledged securities in the amount of $19,453,925, and $12,438,330, respectively, to State Street, as collateral for short sales. In addition, State Street has a perfected security interest in a portion of each such Portfolio’s assets.
Investment Company Securities and Exchange-Traded Funds:  Subject to applicable regulatory requirements, each Portfolio may invest in shares of other registered investment companies, including ETFs. Pursuant to orders issued by the SEC to certain ETFs and procedures approved by the Board, each Portfolio may seek to invest in certain ETFs beyond the statutory limitations, provided the Portfolio complies with certain conditions of the SEC orders and any applicable investment limitations. Some ETFs seek to track the performance of a particular market index. These indices include both broad-market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions, or industries. However, some ETFs have an actively managed investment objective. ETF shares and closed-end fund shares are traded like traditional equity securities on a national securities exchange or NASDAQ.
Fixed Income and Municipal Securities:  The Core Fixed Income Portfolio, High Yield Municipal Portfolio and Short Term Tax Aware Fixed Income Portfolio invest in fixed income securities. The value of fixed income securities tends to fluctuate with changes in interest rates. Generally, their value will decrease when interest rates rise and increase when interest rates fall. Fixed income securities are also subject to the risk that an issuer will be unable to make principal and interest payments when due which could adversely impact a Portfolio’s return and NAV. Changes in the credit rating of a debt security held by a Portfolio could have a similar effect. Fixed income securities with longer maturities are more susceptible to interest rate fluctuations than those with shorter maturities. Although governmental financial regulators, including the Federal Reserve, have taken steps to maintain historically low interest rates; the Federal Reserve could raise interest rates at any time.
The High Yield Municipal Portfolio invests primarily in municipal securities and during the period, the Short Term Tax Aware Fixed Income Portfolio invested primarily in short term municipal securities. The value of, payment of interest on, repayment of principal for, and the ability to sell a municipal security may be affected by constitutional amendments, legislation, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. A credit rating downgrade, bond default, or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of some or all of the municipal obligations of that state or territory. In addition, since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Portfolio’s investments in municipal securities. There is some risk that a portion or all of the interest received from certain tax-exempt municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
Securities Transactions and Investment Income:  Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividend income for foreign securities is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded “net of withholding tax” as soon thereafter as a Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis and includes, when appropriate, amortization of premiums and accretion of discounts using the effective interest method.
Securities purchased or sold on a when-issued or delayed-delivery basis may be settled after a period longer than the regular settlement time of trade date plus three business days. Interest income is accrued based on the terms of the security on settlement date. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.
Other. In the normal course of business, the Fund enters into contracts that may include agreements to indemnify another party under given circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the Fund. However, based on experience, the risk of material loss from such claims is considered to be remote.
2.  Subsequent Events
Management has evaluated events or transactions subsequent to July 31, 2020 through the date the schedules of investments was filed with the Securities and Exchange Commission, and has determined that there were no material events that would require additional disclosure.
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